UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)

Registrant's telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2010

LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon	1

Market and Performance Overview	2

Schedule of Investments	6

Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2010

Fellow Shareholders,

Over the past six months, one universal theme seems to have emerged: while sudden and significant volatility may characterize the new economic world order, it doesn’t mean investors can’t benefit. Opportunity abounds for those who know how to capitalize on it.

Fortunately, this theme also underlies our investment philosophy at American Beacon:

With portfolios invested for the new economic reality—and conservatively managed for the longer term—we believe investors are better positioned to ride out the inevitable economic storms, whenever and wherever they occur.

It’s a philosophy that has served our shareholders well. It also explains how, in the face of continued weakness in the U.S. job and housing markets and mounting sovereign debt worries in Europe, our domestic equity-exposed funds could generate such respectable returns for the six-month period ended April 30, 2010. The American Beacon Large Cap Value Fund (Institutional Class), for example, generated a 16.43% return during this reporting period. Please note that the recent growth rate in the stock market has produced short-term returns that are not typical and may not continue in the future.

As global volatility has become the new norm, our focus at American Beacon remains trained on anticipating opportunities and meeting the challenges investors face today and will likely face tomorrow. This is what drives the composition of our fund line-up and the development of our new offerings in the last year.

It’s also a reflection of our commitment to you, a commitment we summarize as: Oversight 360°. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.

As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Thank you for your continued investment in the American Beacon Funds and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

Domestic Equity Market Overview
April 30, 2010 (Unaudited)

In the face of continued weakness in the U.S. employment rate and the U.S. housing market and mounting sovereign debt worries abroad, the S&P 500 still managed to return an impressive 16.43% for the six months ended April 30, 2010. Buoyed by relatively healthy corporate earnings, the broader market performance reflected the economic optimism represented by: resilient personal spending on the part of the U.S. consumer; improved credit market conditions; and enhanced corporate efficiency. Still, corporate earnings remain below the long-term trend. Earnings still have room to grow, which bodes well for investors.

Another positive for investors comes from the fact that the retrenchment by Corporate America in the form of cost-cutting and improved operating efficiencies, which became apparent as 2009’s fourth quarter earnings season unfolded, is expected to continue providing added operating leverage. This was hardly an insignificant trend. During the fourth quarter, incremental pre-tax margins for companies in the S&P 500 Index were an astounding 64%, in other words, every $1 in incremental revenue gain resulted in $0.64 in additional pre-tax earnings. This improved corporate free cash flow put substantial cash reserves back onto balance sheets. That cash was expected to find its way into investors’ hands through increased dividends and/or share repurchases.

Despite flat income growth, the consumer resurfaced during the last six months, implying that there may have been an accompanying decline in the savings rate. Willingness of the consumer to spend was significant since consumer spending comprises two-thirds of the U.S. economy (based on GDP), making it a critical factor in gauging economic progress.

In addition to the consumer, other signs of economic expansion emerged since last October: productivity recovered, while inflation stayed in check, and the Fed remained accommodative. Cyclical sectors naturally performed well in this environment. Consumer Discretionary, Industrial, and Financial companies led the U.S. equity markets in returns, while Telecommunications, Energy, and Consumer Staples lagged. Value stocks also remained in favor, outpacing their growth counterparts across the market cap spectrum.

We continue to find compelling investment opportunities as the economic recovery builds momentum. Three core factors provide support for our optimism:

•	Corporate earnings and the U.S. economy are recovering from one of the deepest recessions since the Great Depression, which should amplify the magnitude of the equity market’s recovery.

•	Companies have retrenched to such a level that modest increases in demand should be disproportionately accretive to earnings.

•	The recovery of value stocks tends to carry on for several successive years following sizable market dislocations akin to 2008.

With these dynamics underlying the domestic equity market, we feel there is some cause for continued investor optimism for the remainder of the year.

2

Performance Overview
American Beacon Large Cap Value FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the Large Cap Value Fund returned 16.43% for the six months ended April 30, 2010, underperforming the Russell 1000® Value Index (“Index”) return of 17.77%, but outperforming the Lipper Large-Cap Value Funds Index return of 14.54%.

	Annualized Total Returns
	Periods Ended 4/30/10
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,6)	16.43%	42.97%	2.74%	5.95%
Y Class (1,2,6)	16.37%	42.90%	2.73%	5.94%
Investor Class(1,6)	16.26%	42.43%	2.47%	5.66%
Advisor Class(1,3,6)	16.19%	42.26%	2.24%	5.54%
Retirement Class (1,4,6)	16.04%	41.80%	2.18%	5.51%
AMR Class(1,6)	16.67%	43.31%	3.02%	6.23%
Lipper Large-Cap Value Funds Index (5)	14.54%	38.48%	2.22%	1.63%
Russell 1000 Value Index (5)	17.77%	42.28%	1.93%	3.48%

*	Not annualized

1.
Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.
Fund performance for the one-year, five-year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/00 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/00.

3.
Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/00 up to 6/1/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/00. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than the actual returns shown for2005.

4.
Fund performance for the one-year, five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/00 through 5/31/05 and the Advisor Class from 6/1/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/00.

5.
The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, and AMR Class shares was 0.62%, 0.69%, 0.94%, 1.13%, 1.38%, and 0.37%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index entirely due to stock selection as sector allocation added value relative to the Index. The Fund’s holdings in the Consumer Discretionary, Materials, Telecommunication Services, and Health Care sectors detracted the most value relative to the Index. Companies in the Consumer Discretionary sector with the greatest impact to the Fund’s underperformance were CBS (up 36.6%), Time Warner Cable (up 44.5%), and Gap (up 16.7%) for the period the Fund owned the securities. In the Materials sector, E. I. du Pont de Nemours (up 25.2%), Dow Chemical (up 29.9%), and Air Products & Chemical (up 0.5%) for the period the Fund owned the securities were the largest detractors, as was AT&T (up 4.7% for the period the Fund owned the security) in the Telecommunication Services sector. In the Health Care sector, Baxter International (down 12.5%) and Eli Lilly (up 5.4% for the period the Fund owned the security) hurt relative performance most. Good stock selection in the Utilities sector, mostly in Constellation Energy Group (up 19.5%) and Public Service Enterprise Group (up 5.2%) for the period the Fund owned the securities, added value relative to the Index, but

3

Performance Overview
American Beacon Large Cap Value FundSM
April 30, 2010 (Unaudited)

not enough to offset the poor performance from the aforementioned sectors.

The Fund’s two times underweighting in Energy, the second worst performing sector in the Index, and an overweighting in Industrials, the second best performing sector in the Index, added the most value relative to the Index through sector allocation. The positive impact from the above mentioned sector exposures was somewhat offset by a two times overweight in Consumer Staples and an underweight in the Consumer Discretionary sector, the best performing sector in the Index, which detracted from relative performance.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings

% of
Net Assets
ConocoPhillips	3.3%
International Business Machines Corp.	3.0%
JPMorgan Chase & Co.	3.0%
Bank of America Corp.	2.6%
Hewlett-Packard Co.	1.8%
Boeing Co.	1.8%
Wells Fargo & Co.	1.7%
Raytheon Co.	1.6%
PNC Financial Services Group, Inc.	1.5%
General Electric Co.	1.5%

Equity Sector Allocation

% of
Equities
Financials	21.8%
Information Technology	14.5%
Industrials	14.3%
Consumer Staples	10.2%
Health Care	10.0%
Energy	9.9%
Consumer Discretionary	8.8%
Utilities	5.2%
Materials	3.0%
Telecommunication Services	2.3%

See accompanying notes

4

Fund Expenses
American Beacon Large Cap Value FundSM
April 30, 2010 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period*
	Value 11/1/09	Value 4/30/10	11/1/09-4/30/10
Institutional Class
Actual	$1,000.00	$1,164.27	$3.22
Hypothetical	$1,000.00	$1,021.82	$3.01
(5% return before expenses)

Y Class
Actual	$1,000.00	$1,163.70	$3.81
Hypothetical	$1,000.00	$1,021.27	$3.56
(5% return before expenses)

Investor Class
Actual	$1,000.00	$1,162.55	$5.15
Hypothetical	$1,000.00	$1,020.03	$4.81
(5% return before expenses)

Advisor Class
Actual	$1,000.00	$1,161.94	$5.90
Hypothetical	$1,000.00	$1,019.34	$5.51
(5% return before expenses)

Retirement Class
Actual	$1,000.00	$1,160.41	$7.34
Hypothetical	$1,000.00	$1,018.00	$6.85
(5% return before expenses)

AMR Class
Actual	$1,000.00	$1,166.68	$1.88
Hypothetical	$1,000.00	$1,023.06	$1.76
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.60%, 0.71%, 0.96%, 1.10%, 1.37% and 0.35% for the Institutional, Y, Investor, Advisor, Retirement and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

5

American Beacon Large Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 95.88%
CONSUMER DISCRETIONARY - 8.44%
Auto Components - 0.64%
Gentex Corp.	2,365,000	$50,824

Hotels, Restaurants & Leisure - 1.78%
Carnival Corp.	1,045,800	43,610
McDonald’s Corp.	843,100	59,514
Wyndham Worldwide Corp.	1,473,480	39,504

		142,628

Media - 2.15%
CBS Corp.	1,208,300	19,587
Comcast Corp.	671,100	12,650
Interpublic Group of Cos., Inc. ^	888,000	7,912
Time Warner Cable, Inc.	196,300	11,042
Time Warner, Inc.	1,944,000	64,307
Walt Disney Co. Ltd.	1,108,200	40,826
Warner Music Group Corp. ^	2,322,000	15,906
		172,230

Multiline Retail - 1.70%
J.C. Penney Company, Inc.	1,718,900	50,140
Target Corp.	845,100	48,061
Wal-Mart Stores, Inc.	711,860	38,191
		136,392

Specialty Retail - 1.41%
Gap, Inc.	282,500	6,986
The Home Depot, Inc.	2,732,167	96,309
Limited Brands, Inc.	364,200	9,761
		113,056

Textiles & Apparel - 0.76%
Polo Ralph Lauren Corp.	681,000	61,222
Total Consumer Discretionary		676,352

CONSUMER STAPLES - 9.83%
Beverages - 1.97%
Coca-Cola Co.	423,200	22,620
Diageo plc, ADR	1,626,200	110,809
PepsiCo, Inc.	378,300	24,673
		158,102

Food & Drug Retailing - 1.30%
CVS Caremark Corp.	972,500	35,914
Safeway, Inc.	2,272,900	53,641
Sysco Corp.	475,740	15,005
		104,560

Food Products - 2.84%
ConAgra Foods, Inc.	2,600,000	63,622
H.J. Heinz Co.	1,166,000	54,650
Hershey Co.	1,200,000	56,412
Kraft Foods, Inc.	242,400	7,175
Unilever N.V.	1,500,000	45,390
		227,249

Household Products - 0.32%
The Procter & Gamble Co.	412,000	25,610

Personal Products - 0.69%
L’Oreal SA, ADR	2,675,000	55,587

Tobacco - 2.71%
Altria Group, Inc.	1,312,900	27,820
Imperial Tobacco Group plc, ADR	1,394,100	79,450
Lorillard, Inc.	102,100	8,001
Philip Morris International, Inc.	2,079,700	102,072
		217,343
Total Consumer Staples		788,451

ENERGY - 9.46%
Energy Equipment & Services - 0.77%
Transocean Ltd. ^	277,000	20,069
Weatherford International Ltd. ^	2,300,000	41,653
		61,722

Oil & Gas - 8.69%
BP plc, ADR	2,323,400	121,165
Chevron Corp.	1,095,562	89,223
ConocoPhillips	4,530,596	268,166
Devon Energy Corp.	223,500	15,048
Duke Energy Corp.	890,900	14,949
Exxon Mobil Corp.	1,137,300	77,166
Marathon Oil Corp.	131,300	4,221
Occidental Petroleum Corp.	774,400	68,658
Royal Dutch Shell plc, ADR	622,700	37,786
		696,382
Total Energy		758,104

FINANCIALS - 20.88%
Banks - 13.56%
Banco Santander S.A., ADR	2,915,692	35,980
Bank of America Corp.	11,627,290	207,315
Bank of New York Mellon Corp.	822,900	25,617
Citigroup, Inc. ^	10,613,368	46,380
East West Bancorp Escrow ^ ‡	586,782	11,507

See accompanying notes

6

American Beacon Large Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
East West Bancorp, Inc.	1,638,200	$32,092
Goldman Sachs Group, Inc.	210,200	30,521
JPMorgan Chase & Co.	5,621,098	239,346
KeyCorp	745,774	6,727
M&T Bank Corp.	590,000	51,537
PNC Financial Services Group, Inc.	1,838,649	123,576
State Street Corp.	1,348,300	58,651
SunTrust Banks, Inc.	180,800	5,352
U.S. Bancorp	1,046,260	28,008
Wells Fargo & Co.	4,084,958	135,253
Zions Bancorporation	1,728,000	49,645
		1,087,507
Diversified Financials - 3.64%
American Express Co.	1,766,800	81,485
Capital One Financial Corp.	1,419,200	61,607
Charles Schwab Corp.	1,600,000	30,864
Mitsubishi UFJ Financial Group, Inc., ADR	8,256,000	42,684
Morgan Stanley Dean Witter & Co.	1,506,200	45,517
SLM Corp. ^	2,435,500	29,811
		291,968
Insurance - 3.68%
ACE Ltd.	1,139,400	60,605
Allstate Corp.	421,100	13,757
Genworth Financial, Inc. ^	920,100	15,200
Hartford Financial Services Group, Inc.	1,075,750	30,734
Lincoln National Corp.	1,032,100	31,572
MetLife, Inc.	1,258,159	57,347
Prudential Financial, Inc.	134,700	8,561
Travelers Cos., Inc.	888,700	45,093
XL Capital Ltd.	1,811,700	32,248
		295,117
Total Financials		1,674,592

HEALTH CARE - 9.59%
Health Care Equipment & Supplies - 2.13%
Baxter International, Inc.	2,259,700	106,703
Hospira, Inc. ^	1,143,000	61,482
Zimmer Holdings, Inc. ^	36,000	2,193
		170,378
Health Care Providers & Services - 1.61%
Cardinal Health, Inc.	1,317,900	45,718
CIGNA Corp.	1,656,200	53,098
WellPoint, Inc. ^	565,900	30,445
		129,261
Pharmaceuticals - 5.85%
Abbott Laboratories	114,840	5,874
Amgen, Inc. ^	432,600	24,814
Bristol-Myers Squibb Co.	4,170,200	105,464
Eli Lilly & Co.	2,391,200	83,620
Johnson & Johnson	1,109,200	71,322
Merck & Co., Inc.	1,665,999	58,377
Pfizer, Inc.	7,147,249	119,502
		468,973
Total Health Care		768,612

INDUSTRIALS - 13.73%
Aerospace & Defense - 5.12%
Boeing Co.	2,005,900	145,288
Lockheed Martin Corp.	250,300	21,248
Northrop Grumman Corp.	1,314,600	89,169
Raytheon Co.	2,228,700	129,933
United Technologies Corp.	336,900	25,251
		410,889
Air Freight & Couriers - 0.14%
FedEx Corp.	120,400	10,837

Construction & Engineering - 0.28%
Shaw Group, Inc. ^	585,415	22,410

Industrial Conglomerates - 4.20%
3M Co.	727,000	64,463
General Electric Co.	6,443,400	121,522
Honeywell International, Inc.	2,419,525	114,855
Textron, Inc.	995,100	22,728
Tyco International Ltd.	347,200	13,468
		337,036
Machinery - 3.99%
Caterpillar, Inc.	358,600	24,417
Cummins, Inc.	166,400	12,019
Deere & Co.	1,039,000	62,153
Eaton Corp.	355,000	27,392
Illinois Tool Works, Inc.	689,700	35,243
ITT Industries, Inc.	930,300	51,697
PACCAR, Inc.	1,047,400	48,725
SPX Corp.	834,000	58,280
		319,926
Total Industrials		1,101,098

INFORMATION TECHNOLOGY - 13.89%
Computers & Peripherals - 7.25%
Apple Computer, Inc. ^	349,000	91,131
Dell, Inc. ^	1,696,500	27,449

See accompanying notes

7

American Beacon Large Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
EMC Corp. ^	4,000,000	$76,040
Hewlett-Packard Co.	2,804,500	145,750
International Business Machines Corp.	1,870,900	241,346
		581,716
Diversified Telecommunication Services - 0.68%
Nokia Corp., ADR ^	4,478,000	54,453

Electrical Equipment - 0.15%
Molex, Inc. — Class A	618,150	11,745

Electronic Equipment & Instruments - 1.67%
Intel Corp.	4,930,100	112,554
Tyco Electronics Ltd.	666,100	21,395
		133,949
IT Consulting & Services - 0.05%
Accenture plc	96,800	4,224

Semiconductor Equipment & Products - 0.61%
Texas Instruments, Inc.	1,882,000	48,951

Software - 3.48%
Adobe Systems, Inc. ^	877,000	29,458
CA, Inc.	1,175,703	26,818
Intuit, Inc. ^	1,422,000	51,420
Microsoft Corp.	2,909,700	88,862
Oracle Corp.	3,183,100	82,251
		278,809
Total Information Technology		1,113,847

MATERIALS - 2.90%
Chemicals - 2.90%
Air Products & Chemicals, Inc.	1,131,290	86,861
Dow Chemical Co.	2,919,400	90,005
E. I. du Pont de Nemours & Co.	1,086,700	43,294
PPG Industries, Inc.	176,700	12,434
Total Materials		232,594

TELECOMMUNICATION SERVICES - 2.16%
Diversified Telecommunication - 1.18%
Vodafone Group plc, ADR	4,275,200	94,910

Diversified Telecommunication Services - 0.98%
AT&T, Inc.	2,298,552	59,900
Verizon Communications, Inc.	648,286	18,729
		78,629
Total Telecommunication Services		173,539

UTILITIES - 5.00%
Electric Utilities - 3.58%
CenterPoint Energy, Inc.	2,216,800	31,833
Dominion Resources, Inc.	2,839,500	118,691
Edison International	327,400	11,253
Entergy Corp.	465,800	37,865
Exelon Corp.	588,400	25,648
FPL Group, Inc.	1,179,800	61,409
		286,699
Gas Utilities - 0.82%
Spectra Energy Corp.	2,813,500	65,667

Multi-Utilities - 0.60%
Questar Corp.	1,006,000	48,238
Total Utilities		400,604
Total Common Stocks		7,687,793

SHORT TERM INVESTMENTS - 3.78%
American Beacon U.S. Government Money Market Select Fund #	60,000,000	60,000
JPMorgan U.S. Government Money Market Fund	212,638,158	212,638

	Par
	Amount
U.S. Treasury,
0.14%, Due 6/17/2010 §	$21,315	21,311
0.14%, Due 7/15/2010 §	9,104	9,101
Total Short Term Investments		303,050
TOTAL INVESTMENTS 99.66% — (Cost $7,577,557)		7,990,843
OTHER ASSETS, NET OF LIABILITIES - 0.34%		27,465

TOTAL NET ASSETS - 100.00%		$8,018,308

See accompanying notes

8

American Beacon Large Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	Restricked Stock — 6 Months

#	The Fund is affiliated by having the same investment advisor.

§	At April 30, 2010, security pledged as collateral for open futures contracts.

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	5,026	Jun 2010	$297,388	$5,314

See accompanying notes

9

American Beacon Large Cap Value FundSM
Statement of Assets and Liabilities
April 30, 2010 (in thousands, except share and per share amounts) (Unaudited)

Assets:
Investments in unaffiliated securities, at value A	$7,930,843
Investments in affiliated securities, at value B	60,000
Receivable for investments sold	75,294
Dividends and interest receivable	7,193
Receivable for fund shares sold	28,798
Receivable for tax reclaims	208
Prepaid expenses	162
Total assets	8,102,498
Liabilities:
Payable for investments purchased	43,316
Payable for fund shares redeemed	25,390
Payable for variation margin on open futures contracts	5,765
Management and investment advisory fees payable (Note 2)	5,078
Administrative service and service fees payable	3,149
Professional fees payable	30
Other liabilities	1,462
Total liabilities	84,190
Net assets	$8,018,308

Analysis of Net Assets:
Paid-in-capital	9,600,547
Undistributed net investment income	21,807
Accumulated net realized loss	(2,022,646)
Unrealized appreciation of investments, futures contracts, and foreign currency	418,600
Net assets	$8,018,308

Shares outstanding (no par value):
Institutional Class	142,006,729
Y Class	97,943
Investor Class	261,208,590
Advisor Class	7,707,332
Retirement Class	80
AMR Class	31,787,857

Net asset value, offering and redemption price per share:
Institutional Class	$18.69
Y Class	$18.63
Investor Class	$17.76
Advisor Class	$17.63
Retirement Class	$17.51
AMR Class	$18.47

A Cost of investments in unaffiliated securities	$7,517,557
B Cost of investments in affiliated securities	$60,000

See accompanying notes

10

American Beacon Large Cap Value FundSM
Statement of Operations
Six Months Ended April 30, 2010 (in thousands) (Unaudited)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)*	$79,567
Dividend income from affiliated securities	20
Interest income	10
Total investment income	79,597
Expenses:
Management and investment advisory fees (Note 2)	8,773
Administrative service fees (Note 2):
Institutional Class	3,645
Y Class	1
Investor Class	6,300
Advisor Class	187
AMR Class	139
Transfer agent fees:
Institutional Class	66
Investor Class	126
Advisor Class	7
AMR Class	14
Custody and fund accounting fees	534
Professional fees	120
Registration fees and expenses	63
Service fees:
Investor Class (Note 2)	7,623
Advisor Class (Note 2)	156
Distribution fees — Service Class (Note 2)	157
Prospectus and shareholder reports	741
Trustee fees	245
Other expenses	240
Total expenses	29,137
Net investment income	50,460

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	(55,448)
Commission recapture (Note 1)	32
Futures contracts	27,561
Change in net unrealized appreciation or depreciation of:
Investments	1,065,063
Futures contracts	10,188
Net gain on investments	1,047,396
Net increase in net assets resulting from operations	$1,097,856

* Foreign taxes	$469

See accompanying notes

11

American Beacon Large Cap Value FundSM
Statement of Changes in Net Assets (in thousands)

	Six Months	Year Ended
	Ended	October 31,
	April 30, 2010	2009
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$50,460	$125,394
Net realized loss on investments, futures contracts, and foreign currency transactions	(27,855)	(825,817)
Change in net unrealized appreciation of investments, futures contracts, and foreign currency translations	1,075,251	1,366,171
Net increase in net assets resulting from operations	1,097,856	665,748

Distributions to Shareholders:
Net investment income:
Institutional Class	(40,440)	(57,494)
Y Class	(15)	—
Investor Class	(61,616)	(96,586)
Advisor Class	(1,747)	(2,701)
AMR Class	(10,649)	(15,992)
Net distributions to shareholders	(114,467)	(172,773)

Capital Share Transactions:
Proceeds from sales of shares	982,021	1,578,918
Reinvestment of dividends and distributions	109,446	164,886
Cost of shares redeemed	(712,088)	(1,810,886)
Net increase (decrease) in net assets from capital share transactions	379,379	(67,082)
Net increase in net assets	1,362,768	425,893

Net Assets:
Beginning of period	6,655,540	6,229,647
End of Period *	$8,018,308	$6,655,540
* Includes undistributed net investment income of	$21,807	$85,814

See accompanying notes

12

American Beacon Large Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Large Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

13

American Beacon Large Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Quoted prices in active markets for identical securities.

Level 2	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3
Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2010, the Fund’s investments were classified as follows: (in thousands)

	Level 1	Level 2	Level 3	Total
Common Stock	$7,687,793	$—	$—	$7,687,793
Short Term Investments	272,638	30,412	—	272,638
Total Investments in Securities	$7,960,431	$30,412	$—	$7,990,843

Futures Contracts	297,388	—	—	297,388

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

14

American Beacon Large Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2010 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$5,314

Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2010 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$27,561
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	$10,188

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains and Losses

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of investment advisory and portfolio management services. Investment assets of the

15

American Beacon Large Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2010 were as follows (dollars in thousands):

		Amounts paid to	Net Amounts
Management	Management	Investment	Retained by
Fee Rate	Fee	Advisors	Manager
0.175%-0.65%	$8,773	$6,945	$1,828

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor and Retirement Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement Classes of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class and 0.50% of the average daily net assets of the Retirement Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor and Retirement Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class.

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon US Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of its average daily net assets of the Select Funds. During the six months ended April 30, 2010, the Manager earned fees from the Select Funds totaling $29,753.

16

American Beacon Large Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended April 30, 2010, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2010, there were no fees waived or reimbursed expenses subject to potential recovery.

3. Federal Income and Excise Taxes

It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2010 and the fiscal year ended October 31, 2009 were as follows (in thousands):

	Six Months	Year Ended
	Ended April 30,	October 31,
	2010	2009
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$40,440	$57,494
Y Class	15	—
Investor Class	61,616	96,586
Advisor Class	1,747	2,701
AMR Class	10,649	15,992
Long-term capital gain
Institutional Class	—	—
Investor Class	—	—
Advisor Class	—	—
AMR Class	—	—
Total distributions paid	$114,467	$172,773

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

17

American Beacon Large Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$7,846,200

Unrealized appreciation	992,978
Unrealized depreciation	(848,335)
Net unrealized appreciation/(depreciation)	144,643

Undistributed ordinary income	21,807
Undistributed long-term gain/(loss)	(1,754,045)
Other temporary differences	5,356

Distributable earnings	$(1,582,239)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, and dividend reclasses that have been reclassified as of April 30, 2010 (in thousands):

Paid-in-capital	$2
Undistributed net investment income	—
Accumulated net realized gain (loss)	(2)
Unrealized appreciation (depreciation) of investments, futures contracts and foreign currency	—

At April 30, 2010, the capital loss carry forward position of the Fund for federal income tax purposes was $1,044,692, $684,423, and $19,617 expiring in 2016, 2017, and 2018, respectively. (in thousands)

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2010 were (in thousands) $1,113,842 and $850,047, respectively.

A summary of the Fund’s direct transactions in the Select Funds for the six months ended April 30, 2010 is set forth below (in thousands):

	October 31, 2009			April 30, 2010
Affiliate	Shares/Market Value	Purchases	Sales	Shares/Market Value
USG Select Fund	$60,000	$—	$—	$60,000

5. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

18

American Beacon Large Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Six months Ended April 30, 2010

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,009	$283,566	97	$1,744	39,624	$670,188
Reinvestment of dividends	2,134	36,957	1	15	3,645	60,109
Shares redeemed	(12,277)	(216,838)	—	—	(26,991)	(452,459)
Net increase (decrease) in shares outstanding	5,866	$103,685	98	$1,759	16,278	$277,838

	Advisor Class		Retirement Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	706	$11,926	—	$—	828	$14,597
Reinvestment of dividends	105	1,716	—	—	623	10,649
Shares redeemed	(573)	(9,513)	—	—	(1,925)	(33,278)
Net increase (decrease) in shares outstanding	238	$4,129	—	$—	(474)	$(8,032)

Year Ended October 31, 2009

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,693	$535,949	—	$1	74,391	$985,338
Reinvestment of dividends	4,043	53,008	—	—	7,465	93,236
Shares redeemed	(42,400)	(575,194)	—	—	(88,535)	(1,151,477)
Net increase (decrease) in shares outstanding	336	$13,763	—	$1	(6,679)	$(72,903)

	Advisor Class		Retirement Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,726	$22,607	—	$1	2,516	$35,022
Reinvestment of dividends	214	2,650	—	—	1,236	15,992
Shares redeemed	(1,478)	(19,228)	—	—	(4,909)	(64,987)
Net increase (decrease) in shares outstanding	462	$6,029	—	$1	(1,157)	$(13,973)

6. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

19

American Beacon Large Cap Value FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class
	Six Months
	Ended April		Year Ended October 31,
	30, 2010		2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$16.32		$15.01	$26.03	$23.77	$21.00	$18.23

Income from investment operations:
Net investment income A,B	0.15		0.35	0.51	0.40	0.31	0.28
Net gains (losses) on securities (both realized and unrealized)	2.52		1.40	(10.41)	2.78	3.48	2.74
Total income (loss) from investment operations	2.67		1.75	(9.90)	3.18	3.79	3.02
Less distributions:
Dividends from net investment income	(0.30)		(0.44)	(0.41)	(0.31)	(0.26)	(0.25)
Distributions from net realized gains on securities	—		—	(0.71)	(0.61)	(0.76)	—
Total distributions	(0.30)		(0.44)	(1.12)	(0.92)	(1.02)	(0.25)
Net asset value, end of period	$18.69		$16.32	$15.01	$26.03	$23.77	$21.00
Total return	16.49	%C	12.41%	(39.59)%	13.76%	18.69%	16.64%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,653,484		$2,221,162	$2,038,539	$2,493,451	$958,830	$201,111
Ratios to average net assets (annualized):
Expenses, net of waivers	0.60%		0.61%	0.58%	0.59%	0.60%	0.60%
Expenses, before waivers	0.60%		0.61%	0.58%	0.59%	0.60%	0.60%
Net investment income, net of waivers	1.58%		2.36%	2.19%	1.82%	1.86%	1.58%
Net investment income (loss), before waivers	1.58%		2.36%	2.19%	1.82%	1.86%	1.58%
Portfolio turnover rate	12	%C	27%	28%	20%	26%	25%

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B
For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

C	Not annualized.

20

American Beacon Large Cap Value FundSM
Financial Highlights
(For a share outstanding through the period)

	Y Class				Investor Class
	Six
	Months
	Ended		August 3		Six Months
	April 30,		to October		Ended April		Year Ended October 31,
	2010		31, 2009		30, 2010		2009	2008	2007	2006	2005
	(unaudited)				(unaudited)
Net asset value, beginning of period	$16.32		$15.59		$15.51		$14.29	$24.83	$22.74	$20.16	$17.54
Income from investment operations:
Net investment income A,B	0.16		0.06		0.11		0.28	0.41	0.35	0.28	0.27
Net gains (losses) on securities (both realized and unrealized)	2.49		0.67		2.39		1.34	(9.88)	2.63	3.31	2.58
Total income (loss) from investment operations	2.65		0.73		2.50		1.62	(9.47)	2.98	3.59	2.85
Less distributions:
Dividends from net investment income	(0.34)		—		(0.25)		(0.40)	(0.36)	(0.28)	(0.25)	(0.23)
Distributions from net realized gains on securities	—		—		—		—	(0.71)	(0.61)	(0.76)	—
Total distributions	(0.34)		—		(0.25)		(0.40)	(1.07)	(0.89)	(1.01)	(0.23)
Net asset value, end of period	$18.63		$16.32		$17.76		$15.51	$14.29	$24.83	$22.74	$20.16
Total return	16.37	%C	4.68	%C	16.26	%C	11.99%	(39.72)%	13.46%	18.44%	16.33%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,825		$1		$4,640,039		$3,798,632	$3,594,565	$5,198,835	$2,586,410	$526,357
Ratios to average net assets (annualized):
Expenses, net of waivers	0.71%		0.68	%E	0.96%		0.93%	0.83%	0.83%	0.85%	0.86%
Expenses, before waivers	0.71%		0.68	%E	0.96%		0.93%	0.83%	0.83%	0.85%	0.86%
Net investment income, net of waivers	1.10%		1.58	%E	1.21%		2.05%	1.94%	1.59%	1.61%	1.30%
Net investment income (loss), before waivers	1.10%		1.58	%E	1.21%		2.05%	1.94%	1.59%	1.61%	1.30%
Portfolio turnover rate	12	%C	27	%D	12	%C	27%	28%	20%	26%	25%

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B
For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

C	Not annualized.

D	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

E	Annualized.

21

American Beacon Large Cap Value FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Advisor Class								Retirement Class
	Six								Six
	Months						May		Months
	Ended						31 to		Ended		May 1 to
	April 30,		Year Ended October 31,				October		April 30,		October
	2010		2009	2008	2007	2006	31, 2005		2010		31, 2009
	(unaudited)								(unaudited)
Net asset value, beginning of period	$15.39		$14.19	$24.70	$22.64	$20.13	$19.33		$15.36		$12.66
Income from investment operations:
Net investment income A,B	0.10		0.26	0.32	0.28	0.26	0.01		0.07		0.08
Net gains (losses) on securities (both realized and unrealized)	2.37		1.32	(9.79)	2.62	3.27	0.79		2.37		2.62
Total income (loss) from investment operations	2.47		1.58	(9.47)	2.90	3.53	0.80		2.44		2.70
Less distributions:
Dividends from net investment income	(0.23)		(0.38)	(0.33)	(0.23)	(0.26)	—		(0.29)		—
Distributions from net realized gains on securities	—		—	(0.71)	(0.61)	(0.76)	—		—		—
Total distributions	(0.23)		(0.38)	(1.04)	(0.84)	(1.02)	—		(0.29)		—
Net asset value, end of period	$17.63		$15.39	$14.19	$24.70	$22.64	$20.13		$17.51		$15.36
Total return	16.19	%C	11.81%	(39.87)%	13.16%	18.18%	4.14%		16.04	%C	21.33	%C
Ratios and supplemental data:
Net assets, end of period (in thousands)	$135,881		$114,945	$99,416	$99,854	$39,077	$11,604		$1		$1
Ratios to average net assets (annualized):
Expenses, net of waivers	1.10%		1.10%	1.08%	1.08%	1.09%	1.14	%D	1.37%		1.37	%D
Expenses, before waivers	1.10%		1.12%	1.08%	1.08%	1.09%	1.77	%D	1.37%		1.37	%D
Net investment income, net of waivers	1.08%		1.86%	1.69%	1.32%	1.39%	1.72	%D	0.80%		1.15	%D
Net investment income (loss), before waivers	1.08%		1.84%	1.69%	1.32%	1.39%	1.09	%D	0.80%		1.15	%D
Portfolio turnover rate	12	%C	27%	28%	20%	26%	25	%E	12	%C	27	%F

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B
For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

22

American Beacon Large Cap Value FundSM
Financial Highlights
(For a share outstanding through the period)

	AMR Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$16.14		$14.88	$25.80	$23.55	$20.78	$18.02
Income from investment operations:
Net investment income A,B	0.16		0.37	0.51	0.45	0.35	0.31
Net gains (losses) on securities (both realized and unrealized)	2.50		1.38	(10.26)	2.76	3.47	2.73
Total income (loss) from investment operations	2.66		1.75	(9.75)	3.21	3.82	3.04
Less distributions:
Dividends from net investment income	(0.33)		(0.49)	(0.46)	(0.35)	(0.29)	(0.28)
Distributions from net realized gains on securities	—		—	(0.71)	(0.61)	(0.76)	—
Total distributions	(0.33)		(0.49)	(1.17)	(0.96)	(1.05)	(0.28)
Net asset value, end of period	$18.47		$16.14	$14.88	$25.80	$23.55	$20.78
Total return	16.67	%C	12.59%	(39.43)%	14.03%	19.08%	16.95%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$587,078		$520,799	$497,127	$972,260	$1,024,899	$848,219
Ratios to average net assets (annualized):
Expenses, net of waivers	0.35%		0.36%	0.32%	0.32%	0.34%	0.35%
Expenses, before waivers	0.35%		0.36%	0.32%	0.32%	0.34%	0.35%
Net investment income, net of waivers	1.84%		2.62%	2.44%	2.13%	2.18%	1.87%
Net investment income (loss), before waivers	1.84%		2.62%	2.44%	2.13%	2.18%	1.87%
Portfolio turnover rate	12	%C	27%	28%	20%	26%	25%

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B
For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

C	Not annualized.

23

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24

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25

Delivery of Documents

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, Investor, Advisor and Retirement Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/10

00074817

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2010

SMALL CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon	1

Market and Performance Overview	2

Schedule of Investments	6

Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

American Beacon Funds	April 30, 2010

Fellow Shareholders,

Over the past six months, one universal theme seems to have emerged: while sudden and significant volatility may characterize the new economic world order, it doesn’t mean investors can’t benefit. Opportunity abounds for those who know how to capitalize on it.

Fortunately, this theme also underlies our investment philosophy at American Beacon:

With portfolios invested for the new economic reality—and conservatively managed for the longer term—we believe investors are better positioned to ride out the inevitable economic storms, whenever and wherever they occur.

It’s a philosophy that has served our shareholders well. It also explains how, in the face of continued weakness in the U.S. job and housing markets and mounting sovereign debt worries in Europe, our domestic equity-exposed funds could generate such respectable returns for the six-month period ended April 30, 2010. The American Beacon Small Cap Value Fund (Institutional Class) for example, generated a 28.55% return during this reporting period. Please note that the recent growth rate in the stock market has produced short-term returns that are not typical and may not continue in the future.

As global volatility has become the new norm, our focus at American Beacon remains trained on anticipating opportunities and meeting the challenges investors face today and will likely face tomorrow. This is what drives the composition of our fund line-up and the development of our new offerings in the last year.

It’s also a reflection of our commitment to you, a commitment we summarize as: Oversight 360°. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.

As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Thank you for your continued investment in the American Beacon Funds and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

Domestic Equity Market Overview
April 30, 2010 (Unaudited)

In the face of continued weakness in the U.S. employment rate and the U.S. housing market and mounting sovereign debt worries abroad, the S&P 500 still managed to return an impressive 16.43% for the six months ended April 30, 2010. Buoyed by relatively healthy corporate earnings, the broader market performance reflected the economic optimism represented by: resilient personal spending on the part of the U.S. consumer; improved credit market conditions; and enhanced corporate efficiency. Still, corporate earnings remain below the long-term trend. Earnings still have room to grow, which bodes well for investors.

Another positive for investors comes from the fact that the retrenchment by Corporate America in the form of cost-cutting and improved operating efficiencies, which became apparent as 2009’s fourth quarter earnings season unfolded, is expected to continue providing added operating leverage. This was hardly an insignificant trend. During the fourth quarter, incremental pre-tax margins for companies in the S&P 500 Index were an astounding 64%, in other words, every $1 in incremental revenue gain resulted in $0.64 in additional pre-tax earnings. This improved corporate free cash flow put substantial cash reserves back onto balance sheets. That cash was expected to find its way into investors’ hands through increased dividends and/or share repurchases.

Despite flat income growth, the consumer resurfaced during the last six months, implying that there may have been an accompanying decline in the savings rate. Willingness of the consumer to spend was significant since consumer spending comprises two-thirds of the U.S. economy (based on GDP), making it a critical factor in gauging economic progress.

In addition to the consumer, other signs of economic expansion emerged since last October: productivity recovered, while inflation stayed in check, and the Fed remained accommodative. Cyclical sectors naturally performed well in this environment. Consumer Discretionary, Industrial, and Financial companies led the U.S. equity markets in returns, while Telecommunications, Energy, and Consumer Staples lagged. Value stocks also remained in favor, outpacing their growth counterparts across the market cap spectrum.

We continue to find compelling investment opportunities as the economic recovery builds momentum. Three core factors provide support for our optimism:

•	Corporate earnings and the U.S. economy are recovering from one of the deepest recessions since the Great Depression, which should amplify the magnitude of the equity market’s recovery.

•	Companies have retrenched to such a level that modest increases in demand should be disproportionately accretive to earnings.

•	The recovery of value stocks tends to carry on for several successive years following sizable market dislocations akin to 2008.

With these dynamics underlying the domestic equity market, we feel there is some cause for continued investor optimism for the remainder of the year.

2

Performance Overview
American Beacon Small Cap Value FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the Small Cap Value Fund returned 28.55% for the six months ended April 30, 2010, lagging the Russell 2000® Value Index (“Index”) return of 30.66% but outperforming the Lipper Small-Cap Value Funds Index return of 27.52% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/10
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,6)	28.55%	55.45%	5.59%	12.70%
Y Class (1,2,6)	28.36%	55.01%	5.53%	12.67%
Investor Class(1,6)	28.37%	54.83%	5.30%	12.39%
Advisor Class(1,3,6)	28.20%	54.66%	5.05%	12.19%
Retirement Class (1,4,6)	28.13%	54.36%	5.00%	12.17%
AMR Class(1,6)	28.66%	55.74%	5.85%	10.72%
Lipper Small-Cap Value Funds Index(5)	27.52%	53.26%	6.05%	10.04%
Russell 2000 Value Index (5)	30.66%	52.44%	5.26%	9.58%

*	Not annualized

1.
Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.
Fund performance for the one-year, five-year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/00 up to 8/3/09, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/00.

3.
Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/00 up to 5/1/03 and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/00. A portion of the fees charged to the Advisor Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

4.
Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/00 up to 5/1/03 and the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/00.

5.
Russell 2000® Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, and AMR Class shares was 0.85%, 1.12%, 1.16%, 1.35%, 1.54%, and 0.60%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index entirely due to poor performance through stock selection, as sector allocation was neutral relative to the Index.

Holdings in the Financials and Consumer Discretionary sectors detracted value from the Fund’s relative performance. Individual holdings in the Financials sector that had the largest impact on the Fund’s underperformance were Investment Technology Group (down 19.7%), DiamondRock Hospitality (up 42.2%), and Texas Capital Bancshares (down 3.9%) for the period the Fund owned the securities. In the Consumer Discretionary sector, Quiksilver (up 161.7%), Cabela’s (up 42.0%), and Brown Shoe (up 67.9%) were the largest detractors, for the period the Fund owned the securities. Good stock selection in the Health Care sector, where Amerigroup (up 62.6%) and Parexel International (up 90.0%) contributed most to returns, added relative value.

The Fund’s overweighting in Consumer Discretionary, the best performing sector in the Index, added value relative to the Index through sector allocation. This positive impact was offset by overweightings in the Health Care and Information Technology sectors, which detracted value.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

3

Performance Overview
American Beacon Small Cap Value FundSM
April 30, 2010 (Unaudited)

Top Ten Holdings

% of
Net Assets
Valassis Communications, Inc.	1.4%
Tidewater, Inc.	0.9%
LifePoint Hospitals, Inc.	0.8%
Rent-A-Center, Inc.	0.8%
NBTY, Inc.	0.7%
Aspen Insurance Holdings Ltd.	0.7%
Vishay Intertechnology, Inc.	0.7%
Terex Corp.	0.6%
Synovus Financial Corp.	0.6%
StanCorp Financial Group, Inc.	0.6%

Sector Allocation

% of
Equities
Financials	24.4%
Industrials	16.9%
Consumer Discretionary	14.8%
Information Technology	14.0%
Health Care	9.8%
Materials	6.0%
Energy	5.4%
Utilities	5.4%
Consumer Staples	2.6%
Telecommunication Services	0.7%

4

Fund Expenses
American Beacon Small Cap Value FundSM
April 30, 2010 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period*
	Value 11/1/09	Value 4/30/10	11/1/09-4/30/10
Institutional Class
Actual	$1,000.00	$1,285.50	$4.70
Hypothetical	$1,000.00	$1,020.68	$4.16
(5% return before expenses)

Y Class
Actual	$1,000.00	$1,283.61	$6.17
Hypothetical	$1,000.00	$1,019.39	$5.46
(5% return before expenses)

Investor Class
Actual	$1,000.00	$1,283.67	$6.68
Hypothetical	$1,000.00	$1,018.94	$5.91
(5% return before expenses)

Advisor Class
Actual	$1,000.00	$1,282.03	$7.53
Hypothetical	$1,000.00	$1,018.20	$6.66
(5% return before expenses)

Retirement Class
Actual	$1,000.00	$1,281.34	$8.48
Hypothetical	$1,000.00	$1,017.36	$7.50
(5% return before expenses)

AMR Class
Actual	$1,000.00	$1,286.58	$3.29
Hypothetical	$1,000.00	$1,021.92	$2.91
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.83%, 1.09%, 1.18%, 1.33%, 1.50% and 0.58% for the Institutional, Y, Investor, Advisor, Retirement and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

5

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 94.28%
COMMUNICATIONS - 0.36%
Media - 0.36%
Belo Corp.	413,360	$3,584
Brocade Communications Systems, Inc. ^	23,850	155
Meredith Corp.	190,610	6,848
Total Communications		10,587

CONSUMER DISCRETIONARY - 14.01%
Auto Components - 1.38%
American Axle & Manufacturing Holdings, Inc. ^	1,101,000	11,847
ATC Technology Corp. ^	35,100	717
Cooper Tire & Rubber Co.	95,100	2,018
Fuel Systems Solutions, Inc. ^ †	39,600	1,246
Gentex Corp.	791,000	16,999
Goodyear Tire & Rubber Co. ^	539,900	7,251
Superior Industries International, Inc.	58,500	986
		41,064
Hotels, Restaurants & Leisure - 1.54%
Ameristar Casinos, Inc.	290,800	5,476
Bob Evans Farms, Inc.	53,900	1,667
Boyd Gaming Corp. ^ †	68,930	875
Burger King Holdings, Inc.	140,400	2,963
CEC Entertainment, Inc. ^	33,800	1,320
CKE Restaurants, Inc.	241,300	2,978
Cracker Barrel Old Country Store, Inc.	84,611	4,177
Domino’s Pizza, Inc. ^	120,900	1,863
Gaylord Entertainment Co. ^ †	85,739	2,894
Jack in the Box, Inc. ^	699,740	16,458
Lakes Entertainment, Inc. ^	150,800	339
Orient-Express Hotels Ltd. ^	163,400	2,230
Ruby Tuesday, Inc. ^	14,744	165
Speedway Motorsports, Inc.	166,610	2,707
		46,112
Household Durables - 1.87%
Cavco Industries, Inc. ^	45,589	1,786
Ethan Allen Interiors, Inc.	283,940	5,736
Furniture Brands International, Inc. ^	834,260	6,908
Helen of Troy Ltd. ^	70,648	1,908
M.D.C. Holdings, Inc.	146,910	5,627
Mohawk Industries, Inc. ^	18,000	1,147
National Presto Industries, Inc.	16,000	1,791
Ryland Group, Inc.	322,690	7,351
Snap-On, Inc.	103,640	4,993
Whirlpool Corp.	169,800	18,486
		55,733
Internet & Catalog Retail - 0.35%
School Specialty, Inc. ^	20,850	489
Systemax, Inc.	125,400	2,913
Weight Watchers International, Inc.	259,700	6,900
		10,302
Leisure Equipment & Products - 0.92%
Brunswick Corp.	516,200	10,789
Callaway Golf Co.	783,150	7,354
M&F Worldwide Corp. ^	43,400	1,331
Scholastic Corp.	147,000	3,970
Thor Industries, Inc.	113,140	4,040
		27,484
Media - 0.43%
Interpublic Group of Cos., Inc. ^	681,400	6,072
inVentiv Health, Inc. ^	78,600	1,810
John Wiley & Sons, Inc.	118,500	5,009
		12,891
Multiline Retail - 1.17%
Big Lots, Inc. ^	314,300	12,006
BJ’s Wholesale Club, Inc. ^	199,560	7,639
Dillards, Inc.	172,600	4,847
Saks, Inc. ^ †	1,079,410	10,524
		35,016
Specialty Retail - 5.42%
Aaron Rents, Inc. †	275,400	6,216
Aéropostale, Inc. ^	188,400	5,471
American Greetings Corp.	71,500	1,756
Bebe Stores, Inc.	523,290	4,312
Buckle, Inc. †	104,900	3,795
Cabela’s, Inc. ^ †	945,300	17,167
Childrens Place Retail Stores, Inc. ^	96,650	4,428
Foot Locker, Inc.	838,290	12,868
Genesco, Inc. ^	47,500	1,581
Group 1 Automotive, Inc. ^	54,900	1,705
Gymboree Corp. ^	372,930	18,322
Interline Brands, Inc. ^	16,200	337
Jos. A. Bank Clothiers, Inc. ^	91,170	5,549
Men’s Wearhouse, Inc.	660,100	15,598
OfficeMax, Inc. ^	518,593	9,853
Pep Boys, Inc.	107,100	1,342
RadioShack Corp.	686,800	14,801
Regis Corp.	114,200	2,183
Rent-A-Center, Inc. ^	884,148	22,829
Sonic Automotive, Inc., A Shares ^ †	306,000	3,268

See accompanying notes

6

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Stage Stores, Inc.	132,220	$2,016
Williams-Sonoma, Inc.	225,714	6,501
		161,898
Textiles & Apparel - 0.93%
Deckers Outdoor Corp. ^	17,300	2,432
Jones Apparel Group, Inc.	381,600	8,304
Quiksilver, Inc. ^	1,230,500	6,558
Timberland Co. ^	184,070	3,957
True Religion Apparel, Inc. ^	15,700	491
Unifirst Corp.	33,700	1,647
Warnaco Group, Inc. ^	32,900	1,574
Wolverine World Wide, Inc.	88,960	2,723
		27,686
Total Consumer Discretionary		418,186

CONSUMER STAPLES - 2.47%
Food & Drug Retailing - 0.87%
Casey’s General Stores, Inc.	164,893	6,370
Flowers Foods, Inc.	172,300	4,542
Nash Finch Co.	18,900	662
Ruddick Corp.	62,500	2,209
Spartan Stores, Inc.	551,420	8,321
Winn-Dixie Stores, Inc. ^	313,510	3,953
		26,057
Food Products - 1.29%
American Italian Pasta Co. ^	43,900	1,722
Cal-Maine Foods, Inc. †	146,000	4,873
Chiquita Brands International, Inc. ^	100,900	1,518
Del Monte Foods Co.	397,100	5,933
Fresh Del Monte Produce, Inc. ^	116,900	2,440
Hain Celestial Group, Inc. ^	181,310	3,586
Herbalife Ltd.	117,700	5,679
Lance, Inc.	85,430	1,980
Overhill Farms, Inc. ^	316,300	1,917
Sanderson Farms, Inc.	46,000	2,607
Smithfield Foods, Inc. ^	331,600	6,214
		38,469
Personal Products - 0.00%
Alberto-Culver Co. ^	3,540	102
Tobacco - 0.31%
Alliance One International, Inc. ^	237,300	1,208
Schweitzer Mauduit International, Inc.	35,800	2,038
Universal Corp.	112,700	5,835
		9,081
Total Consumer Staples		73,709

ENERGY - 5.07%
Energy Equipment & Services - 3.26%
Atwood Oceanics, Inc. ^	144,800	5,272
Bristow Group, Inc. ^	66,900	2,590
Complete Production Services, Inc. ^	44,900	678
Dresser-Rand Group, Inc. ^	165,000	5,821
Dril-Quip, Inc. ^	108,110	6,263
Exterran Holdings, Inc. ^	126,100	3,676
Global Industries Ltd. ^	180,300	1,208
Hercules Offshore, Inc. ^	73,200	290
Matrix Service Co. ^	205,590	2,185
Oil States International, Inc. ^	274,000	13,237
Parker Drilling Co. ^	245,400	1,357
Patterson-UTI Energy, Inc.	117,150	1,791
Rowan Companies, Inc. ^	212,100	6,321
SEACOR Holdings, Inc. ^	65,300	5,496
Superior Energy Services, Inc. ^	92,500	2,503
Tesco Corp. ^	219,260	2,743
Tidewater, Inc.	492,180	26,386
Unit Corp. ^	174,425	8,332
Willbros Group, Inc. ^	90,800	1,139
		97,288
Oil & Gas - 1.81%
Comstock Resources, Inc. ^	136,970	4,391
CVR Energy, Inc. ^	200,400	1,701
EXCO Resources, Inc.	533,600	9,898
Frontier Oil Corp.	487,610	7,412
Helix Energy Solutions Group, Inc. ^	218,300	3,183
Holly Corp.	279,650	7,551
Penn Virginia Corp.	231,420	5,904
St. Mary Land & Exploration Co.	140,210	5,642
Stone Energy Corp. ^	520,800	8,489
		54,171
Total Energy		151,459

FINANCIALS - 22.97%
Banks - 7.18%
Associated Banc-Corp	795,510	11,559
Astoria Financial Corp.	220,200	3,554
Bank of the Ozarks, Inc. †	253,200	9,741
Cathay General Bancorp	157,000	1,942
Citizens Republic Bancorp, Inc. ^	3,153,690	3,942

See accompanying notes

7

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
City National Corp.	200,793	$12,505
Columbia Banking System, Inc. ^	32,360	727
Community Bank System, Inc.	31,000	765
CVB Financial Corp. †	477,583	5,258
F.N.B. Corp.	180,200	1,679
First Financial Bancorp	522,400	9,983
First Financial Holdings, Inc. ^	4,000	56
First Horizon National Corp. ^	781,851	11,063
First Interstate Bancsystem, Inc.	244,300	3,941
First Midwest Bancorp, Inc.	132,900	2,020
First Niagara Financial Group, Inc.	181,200	2,519
FirstMerit Corp.	281,922	6,625
Fulton Financial Corp.	397,100	4,170
Glacier Bancorp, Inc.	236,350	4,370
Home Federal Bancorp Inc.	171,000	2,724
Iberiabank Corp.	179,200	11,046
International Bancshares Corp.	136,102	3,290
MB Financial, Inc.	105,000	2,572
National Penn Bancshares, Inc.	484,927	3,550
NewAlliance Bancshares, Inc.	413,568	5,389
Northwest Bancshares, Inc.	214,100	2,674
Old National Bancorp	386,470	5,183
PacWest Bancorp	133,960	3,216
Popular, Inc. †	1,438,900	5,669
Provident Financial Services, Inc.	370,640	4,885
Southwest Bancorp, Inc.	152,130	2,230
Sterling Bancshares, Inc.	176,330	1,037
Susquehanna Bancshares, Inc.	123,400	1,345
SVB Financial Group ^	98,440	4,846
Synovus Financial Corp. †	6,391,300	19,238
Umpqua Holdings Corp.	191,000	2,854
United Community Banks, Inc. ^	755,000	4,409
Washington Federal, Inc.	498,234	10,249
Washington Trust Bancorp, Inc.	31,400	569
Webster Financial Corp.	584,600	12,113
Whitney Holding Corp.	297,950	4,082
Wilmington Trust Corp.	147,247	2,552
Wintrust Financial Corp.	60,200	2,245
		214,386
Diversified Financials - 3.42%
AmeriCredit Corp. ^	124,400	2,978
Ares Capital Corp.	549,700	8,718
CapitalSource, Inc.	645,500	3,854
Cash America International, Inc.	300,538	11,138
Credit Acceptance Corp. ^	121,550	5,482
E*Trade Financial Corp. ^	3,893,400	6,541
Ezcorp, Inc. ^	836,974	17,334
Federated Investors, Inc. †	116,800	2,817
Fifth Street Finance Corp.	273,950	3,493
Investment Technology Group, Inc. ^	626,755	10,887
Knight Capital Group, Inc. ^	306,750	4,770
MF Global Holdings Ltd. ^	276,300	2,547
National Financial Partners Corp. ^	83,800	1,290
Nelnet, Inc.	188,800	3,768
Piper Jaffray Co. ^	128,123	5,043
Symetra Financial Corp. ^	549,800	7,422
Territorial Bancorp, Inc.	6,700	127
Walter Investment Management Corp. ‡	138,600	2,513
World Acceptance Corp. ^ †	41,100	1,450
		102,172
Insurance - 9.51%
Allied World Assurance Co. Holdings Ltd.	103,100	4,492
American Equity Investment Life Holding Co.	214,600	2,258
American Financial Group, Inc.	418,465	12,315
American National Insurance Co.	45,700	5,034
AmTrust Financial Services, Inc.	244,392	3,331
Argo Group International Holdings Ltd.	278,900	9,201
Aspen Insurance Holdings Ltd.	782,730	21,118
Assured Guaranty Ltd.	129,930	2,800
CNA Surety Corp. ^	105,420	1,768
CNO Financial Group, Inc. ^	1,967,400	11,608
Delphi Financial Group, Inc.	519,600	14,289
Employers Holdings, Inc.	571,900	9,425
Endurance Specialty Holdings Ltd.	142,500	5,251
Enstar Group Ltd. ^	15,403	1,018
FBL Financial Group, Inc.	13,300	344
First American Corp.	371,930	12,858
Flagstone Reinsurance Holdings Ltd.	230,500	2,570
Hanover Insurance Group, Inc.	421,910	19,007
HCC Insurance Holdings, Inc.	250,670	6,816
Horace Mann Educators Corp.	98,000	1,687
Infinity Property and Casualty Corp.	51,798	2,389
Maiden Holdings Ltd.	124,300	931
Max Capital Group Ltd.	113,900	2,540
Mercury General Corp.	123,200	5,543
MGIC Investment Corp. ^ †	765,919	7,988
Montpelier Re Holdings Ltd.	125,208	2,078
National Western Life Insurance Co.	2,100	401
Navigators Group, Inc. ^	198,500	7,966
Old Republic International Corp.	123,400	1,852
OneBeacon Insurance Group Ltd.	49,000	795
Platinum Underwriters Holdings Ltd.	126,600	4,711
PMA Capital Corp. ^	231,200	1,588
Presidential Life Corp.	104,100	1,226

See accompanying notes

8

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
ProAssurance Corp. ^	73,100	$4,455
Protective Life Corp.	340,120	8,187
Reinsurance Group of America, Inc.	265,900	13,728
RLI Corp.	42,200	2,448
Safety Insurance Group, Inc.	45,000	1,678
Selective Insurance Group, Inc.	106,500	1,780
StanCorp Financial Group, Inc.	425,550	19,133
Torchmark Corp.	185,700	9,942
Tower Group, Inc.	276,200	6,369
United America Indemnity Ltd. ^	1,255,543	11,928
Unitrin, Inc.	124,900	3,653
Universal American Corp. ^	424,400	6,515
White Mountains Insurance Group Ltd.	19,674	6,760
		283,774
Real Estate - 2.86%
Alexandria Real Estate Equities, Inc. ‡	1,040	74
BioMed Realty Trust, Inc. ‡	796,880	14,750
Brandywine Realty Trust ‡	194,890	2,483
CapLease, Inc. ‡	943,100	5,498
CBL & Associates Properties, Inc. ‡	413,610	6,039
Corrections Corp. of America ^	7,340	152
DCT Industrial Trust, Inc. ^ ‡	252,420	1,328
DiamondRock Hospitality Co. ‡	396,470	4,357
Entertainment Properties Trust ‡	192,080	8,398
Essex Property Trust, Inc. ‡	52,480	5,553
Hospitality Properties Trust ‡	3,680	98
Kilroy Realty Corp. ‡	125,830	4,412
LaSalle Hotel Properties ‡	257,610	6,788
Lexington Realty Trust ‡	703,570	4,981
Mack-Cali Realty Corp. ‡	2,250	77
MI Developments, Inc.	448,600	5,993
National Health Investors, Inc. ‡	83,660	3,398
Omega Healthcare Investors, Inc. ‡	230,100	4,607
Urstadt Biddle Properties, Inc. ‡	72,190	1,217
U-Store-It Trust ‡	392,300	3,382
WP Carey & Co. LLC	52,470	1,615
		85,200
Total Financials		685,532

HEALTH CARE - 9.22%
Biotechnology - 0.11%
Cubist Pharmaceuticals, Inc. ^	116,400	2,610
Viropharma, Inc. ^	45,900	584
		3,194
Health Care Equipment & Supplies - 1.12%
CONMED Corp. ^	27,800	618
Haemonetics Corp. ^	116,110	6,718
Hillenbrand, Inc.	77,500	1,905
Kensey Nash Corp. ^	114,140	2,585
Kinetic Concepts, Inc. ^	299,600	12,973
STERIS Corp.	257,870	8,582
		33,381
Health Care Providers & Services - 6.13%
Air Methods Corp. ^	141,130	4,669
Almost Family, Inc. ^	80,850	3,425
Amedisys, Inc. ^ †	56,500	3,253
AMERIGROUP Corp. ^	464,780	16,844
Amsurg Corp. ^	45,100	934
Assisted Living Concepts, Inc. ^	60,130	2,111
Centene Corp. ^	546,300	12,510
Community Health Systems, Inc. ^	73,900	3,020
Coventry Health Care, Inc. ^	50,500	1,199
Gentiva Health Services, Inc. ^	522,853	14,995
Health Net, Inc. ^	225,400	4,963
HealthSouth Corp. ^	612,900	12,540
Healthspring, Inc. ^	115,800	2,038
Healthways, Inc. ^	54,100	881
Kindred Healthcare, Inc. ^	81,800	1,459
LHC Group, Inc. ^	23,892	815
LifePoint Hospitals, Inc. ^	664,380	25,366
Magellan Health Services, Inc. ^	243,500	10,278
MAXIMUS, Inc.	191,100	11,831
Mednax, Inc. ^	104,250	5,727
Molina Healthcare, Inc. ^	53,500	1,561
Odyssey HealthCare, Inc. ^	644,390	13,423
Parexel International Corp. ^	282,700	6,666
Psychiatric Solutions, Inc. ^	82,800	2,664
RehabCare Group, Inc. ^	294,920	8,411
Res-Care, Inc. ^	311,900	3,630
Sun Healthcare Group, Inc. ^	357,890	3,200
Triple-S Management Corp. ^	51,400	935
Universal Health Services, Inc.	101,240	3,758
		183,106
Pharmaceuticals - 1.86%
Endo Pharmaceuticals Holdings, Inc. ^	818,870	17,933
King Pharmaceuticals, Inc. ^	926,800	9,083
Medicis Pharmaceutical Corp.	186,800	4,741
NBTY, Inc. ^	534,500	21,743
Par Pharmaceutical Cos., Inc. ^	78,800	2,139
		55,639
Total Health Care		275,320

See accompanying notes

9

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
INDUSTRIALS - 15.92%
Aerospace & Defense - 1.99%
AAR Corp. ^	133,700	$3,260
Aircastle Ltd.	180,169	2,164
BE Aerospace, Inc. ^	191,800	5,698
Ceradyne, Inc. ^	57,100	1,268
Esterline Technologies Corp. ^	167,600	9,349
Hawk Corp. ^	112,500	2,603
Hexcel Corp. ^	215,490	3,491
Spirit Aerosystems Holdings, Inc. ^	505,540	11,213
TransDigm Group, Inc.	15,400	851
Triumph Group, Inc.	205,420	15,932
World Fuel Services Corp.	124,300	3,534
		59,363
Building Products - 1.72%
Apogee Enterprises, Inc.	206,200	2,833
Armstrong World Industries, Inc. ^	160,940	7,009
Crane Co.	385,250	13,846
Drew Industries, Inc. ^	125,691	3,224
Griffon Corp. ^	158,051	2,228
Insituform Technologies, Inc. ^	400,300	9,595
Simpson Manufacturing Co., Inc.	371,625	12,632
		51,367
Commercial Services & Supplies - 6.23%
Administaff, Inc.	212,800	4,711
Atlas Air Worldwide Holdings, Inc. ^	36,276	2,005
Clean Harbors, Inc. ^	114,348	7,253
Convergys Corp. ^	287,900	3,639
Con-way, Inc.	394,300	15,315
Corinthian Colleges, Inc. ^ †	716,500	11,192
CSG Systems International, Inc. ^	112,200	2,549
Deluxe Corp.	136,200	2,856
Dollar Financial Corp. ^	48,400	1,133
DynCorp International, Inc. ^	646,800	11,125
Ennis, Inc.	96,800	1,790
FTI Consulting, Inc. ^	163,010	6,705
G&K Services, Inc.	38,620	1,062
Heidrick & Struggles International, Inc.	209,100	5,522
Hudson Highland Group, Inc. ^	630,300	3,536
Kelly Services, Inc. ^	152,900	2,459
Korn/Ferry International ^	550,860	8,929
Layne Christensen Co. ^	40,852	1,119
Lincoln Educational Services Corp. ^	34,963	873
Manpower, Inc.	87,100	4,886
McGrath Rentcorp	102,908	2,675
PHH Corp. ^	552,900	12,545
Steelcase, Inc., A Shares	520,071	4,270
Team, Inc. ^	154,034	2,680
United Stationers, Inc. ^	129,100	7,903
Valassis Communications, Inc. ^	1,279,200	41,817
Viad Corp.	135,310	3,166
Waste Connections, Inc. ^	190,820	6,829
Wright Express Corp. ^	156,900	5,330
		185,874
Construction & Engineering - 1.15%
Comfort Systems USA, Inc.	694,745	9,782
EMCOR Group, Inc. ^	505,000	14,423
Granite Construction, Inc.	175,280	5,891
MasTec, Inc. ^	164,864	2,062
Shaw Group, Inc. ^	2,610	100
Sterling Construction Co., Inc. ^	115,340	2,019
		34,277
Electrical Equipment - 0.69%
AZZ, Inc.	25,700	1,044
Hubbell, Inc.	160,800	7,472
Regal-Beloit Corp.	189,500	11,990
		20,506
Electronic Equipment & Instruments - 0.54%
Diebold, Inc.	511,930	16,049
PerkinElmer, Inc.	4,000	100
		16,149
Industrial Conglomerates - 0.08%
Chemed Corp. ^	1,370	76
US Ecology, Inc.	151,810	2,368
		2,444
Machinery - 2.38%
Applied Industrial Technologies, Inc.	178,400	5,491
Astec Industries, Inc. ^	163,100	5,402
Chart Industries, Inc. ^	18,600	428
Colfax Corp. ^	86,500	1,129
John Bean Technologies Corp.	70,300	1,291
Middleby Corp. ^	26,700	1,632
Miller Industries, Inc.	231,100	3,305
Mueller Industries, Inc.	200,700	5,951
Oshkosh Corp. ^	286,400	11,061
Reliance Steel & Aluminum Co.	28,800	1,406
SPX Corp.	47,300	3,305
Terex Corp. ^	726,000	19,253
Trinity Industries, Inc.	158,400	3,942
Valmont Industries, Inc.	38,600	3,215
Watts Water Technologies, Inc.	120,500	4,275
		71,086

See accompanying notes

10

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Marine - 0.80%
Cal Dive International, Inc. ^	338,070	$2,218
Genco Shipping & Trading Ltd. ^ †	425,800	9,862
Gulfmark Offshore, Inc. ^	24,662	850
Kirby Corp. ^	181,300	7,629
Overseas Shipholding Group, Inc.	68,400	3,424
		23,983
Road & Rail - 0.34%
Amerco, Inc. ^	21,235	1,326
Arkansas Best Corp.	36,000	1,097
GATX Corp.	197,700	6,453
Marten Transport Ltd. ^	65,650	1,434
		10,310
Total Industrials		475,359

INFORMATION TECHNOLOGY - 13.17%
Communications Equipment - 1.50%
Adaptec, Inc. ^	162,000	501
Arris Group, Inc. ^	585,350	7,194
Black Box Corp.	395,600	12,339
Harmonic, Inc. ^	668,910	4,575
Harte Hanks, Inc.	97,600	1,405
Interdigital, Inc. ^	455,900	12,615
Sonus Networks, Inc. ^	1,274,697	3,302
Tekelec, Inc. ^	157,160	2,849
		44,780
Computers & Peripherals - 1.25%
Avid Technology, Inc. ^	296,020	4,322
Electronics for Imaging, Inc. ^	361,700	4,648
Hypercom Corp. ^	645,500	2,679
Ingram Micro, Inc. ^	852,400	15,479
Lexmark International, Inc. ^	156,900	5,813
Mercury Computer Systems, Inc. ^	351,300	4,518
		37,459
Electronic Components - 0.57%
Plexus Corp. ^	354,700	13,141
Thomas & Betts Corp. ^	93,510	3,922
		17,063
Electronic Equipment & Instruments - 2.43%
Analogic Corp.	79,680	3,810
Arrow Electronics, Inc. ^	246,700	7,524
AVX Corp.	286,600	4,428
Benchmark Electronics, Inc. ^	432,700	9,364
Coherent, Inc. ^	9,700	365
Littelfuse, Inc. ^	416,600	17,593
Methode Electronics, Inc.	754,800	8,378
Multi-Fineline Electronix, Inc. ^	47,350	1,227
Vishay Intertechnology, Inc. ^	1,921,100	19,999
		72,688
Internet Software & Services - 1.04%
DealerTrack Holdings, Inc. ^	289,539	4,416
EarthLink, Inc.	502,100	4,529
Ebix, Inc. ^ †	57,000	927
InterActiveCorp ^	467,800	10,488
SonicWALL, Inc. ^	280,740	2,844
United Online, Inc.	239,180	1,906
Websense, Inc. ^	254,860	5,803
		30,913
It Consulting & Services - 1.95%
Broadridge Financial Solutions, Inc.	238,427	5,677
CACI International, Inc. ^	222,800	10,567
ManTech International Corp. ^	219,100	9,866
Ness Technologies, Inc. ^	458,500	2,966
Stanley, Inc. ^	32,660	1,033
SYNNEX Corp. ^	431,200	11,824
Syntel, Inc.	70,707	2,554
Tech Data Corp. ^	262,100	11,244
Unisys Corp. ^	85,000	2,382
		58,113
Semiconductor Equipment & Products - 1.66%
Amkor Technology, Inc. ^ †	366,400	2,763
Brooks Automation, Inc. ^	1,244,200	12,094
Cymer, Inc. ^	145,820	4,980
Entropic Communications, Inc. ^	391,520	2,067
Fairchild Semiconductor International, Inc. ^	159,400	1,788
Formfactor, Inc. ^	237,360	3,563
International Rectifier Corp. ^	53,000	1,220
MKS Instruments, Inc. ^	303,339	6,880
Novellus Systems, Inc. ^	4,550	119
ON Semiconductor Corp. ^	431,900	3,429
Teradyne, Inc. ^	453,990	5,552
Tessera Technologies, Inc. ^	245,000	4,969
Varian Semiconductor Equipment Associates, Inc. ^	3,340	110
		49,534
Software - 2.77%
Aspen Technology, Inc. ^	306,460	3,607
Cadence Design Systems, Inc. ^	689,100	5,141
Cognex Corp.	569,900	11,917
DST Systems, Inc.	76,600	3,252
Fair Isaac Corp.	75,000	1,580
FARO Technologies, Inc. ^	167,500	4,223

See accompanying notes

11

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
infoGROUP, Inc. ^	1,148,700	$9,201
JDA Software Group, Inc. ^	566,150	16,362
Lawson Software, Inc. ^	927,500	7,197
Mentor Graphics Corp. ^	1,184,700	10,650
Netscout Systems, Inc. ^	216,810	3,148
Novell, Inc. ^	591,700	3,319
Synopsys, Inc. ^	5,480	124
TradeStation Group, Inc. ^	351,640	2,940
		82,661
Total Information Technology		393,211

MATERIALS - 5.65%
Chemicals - 1.66%
H.B. Fuller Co.	110,000	2,579
Innophos Holdings, Inc.	42,700	1,217
NewMarket Corp.	33,800	3,718
OM Group, Inc. ^	71,900	2,714
PolyOne Corp. ^	1,618,100	18,301
RPM International, Inc.	697,200	15,394
Stepan Co.	18,400	1,394
Westlake Chemical Corp. †	151,019	4,241
		49,558
Construction Materials - 0.38%
Tutor Perini Corp. ^	459,200	11,145

Containers & Packaging - 1.24%
Greif, Inc.	153,600	9,090
Jarden Corp.	212,600	6,829
Packaging Corp. of America	199,680	4,938
Pactiv Corp. ^	179,200	4,553
Rock-Tenn Co.	78,500	4,050
Temple-Inland, Inc.	324,640	7,571
		37,031
Metals & Mining - 1.85%
Carpenter Technology Corp.	153,530	6,029
Century Aluminum Co. ^	172,500	2,325
Coeur d’Alene Mines Corp. ^	428,870	7,685
Compass Minerals International, Inc.	47,900	3,607
Gibraltar Industries, Inc. ^	433,339	6,509
Haynes International, Inc.	175,400	6,299
Kaiser Aluminum Corp. †	356,200	14,316
RTI International Metals, Inc. ^	258,075	6,981
Universal Stainless & Alloy ^	66,900	1,561
		55,312
Paper & Forest Products - 0.52%
Clearwater Paper Corp. ^	20,200	1,287
Domtar Corp. ^	49,180	3,484
Louisiana-Pacific Corp. ^	761,250	8,952
Wausau Paper Corp. ^	213,140	1,886
		15,609
Total Materials		168,655

TELECOMMUNICATION SERVICES - 0.33%
Diversified Telecommunication Services - 0.33%
Aviat Networks, Inc. ^	286,910	1,865
Cincinnati Bell, Inc. ^	551,500	1,859
EchoStar Corp. ^	88,100	1,692
Loral Space & Communications, Inc. ^	11,100	478
Neutral Tandem, Inc. ^	228,450	3,872
Total Telecommunication Services		9,766

UTILITIES - 5.11%
Electric Utilities - 3.69%
Avista Corp.	135,200	2,924
Black Hills Corp.	115,000	3,782
El Paso Electric Co. ^	340,810	7,242
Empire District Electric Co.	396,250	7,731
Great Plains Energy, Inc.	951,300	18,389
IDACORP, Inc.	169,700	6,123
OGE Energy Corp.	362,800	15,013
Pike Electric Corp. ^	271,070	2,914
Pinnacle West Capital Corp.	185,110	6,912
PNM Resources, Inc.	474,900	6,454
Portland General Electric Co.	883,330	17,561
Westar Energy, Inc.	635,600	15,057
		110,102
Gas Utilities - 0.98%
AGL Resources, Inc.	146,540	5,790
Atmos Energy Corp.	544,640	16,111
Energen Corp.	2,300	112
Southern Union Co.	190,600	4,980
Southwest Gas Corp.	67,100	2,087
UGI Corp. ^	3,690	101
		29,181
Multi-Utilities - 0.44%
NV Energy, Inc.	1,065,698	13,310
Total Utilities		152,593
Total Common Stocks		2,814,377

SHORT TERM INVESTMENTS - 6.10%
American Beacon U.S. Government Money Market Select Fund #	20,000,000	20,000

See accompanying notes

12

American Beacon Small Cap Value FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
JPMorgan U.S. Government Money Market Fund	146,360,643	$146,361

	Par
	Amount
U.S. Treasury,
0.14%, Due 6/17/2010 §	$4,468	4,467
0.14%, Due 7/15/2010 §	11,384	11,381
Total Short Term Investments		182,209

	Shares
SECURITIES LENDING COLLATERAL - 3.72%
American Beacon U.S. Government Money Market Select Fund	96,344,976	96,345
Wells Fargo Advantage Government Money Market Fund	14,625,920	14,625
Total Securities Lending Collateral		110,970
TOTAL INVESTMENTS 104.10% - (Cost $2,592,966)		3,107,556
LIABILITIES, NET OF OTHER ASSETS - (4.10%)		(122,442)
TOTAL NET ASSETS - 100.00%		$2,985,114

Percentages are stated as a percent of net assets.

^	Non-income producing security.

†	All or a portion of this security is on loan at April 30, 2010.

‡	REIT — Real Estate Investment Trust

#	The Fund is affiliated by having the same investment advisor.

§	At April 30, 2010, security pledged as collateral for open futures contracts.

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini Mini Russell	2,458	Jun 2010	$175,870	$5,767

See accompanying notes

13

American Beacon Small Cap Value FundSM
Statement of Assets and Liabilities
April 30, 2010 (Unaudited) (in thousands except share and per share amounts)

Assets:
Investments in unaffiliated securities, at value A C	$2,991,211
Investments in affiliated securities, at value B	116,345
Receivable for investments sold	42,557
Dividends and interest receivable	701
Receivable for fund shares sold	6,925
Receivable for tax reclaims	2
Prepaid expenses	77
Total assets	3,157,818

Liabilities:
Payable for investments purchased	48,060
Payable upon return of securities loaned	110,970
Payable for fund shares redeemed	2,118
Payable for variation margin on open futures contracts	6,561
Management and investment advisory fees payable (Note 2)	3,663
Administrative service and service fees payable	838
Professional fees payable	14
Other liabilities	480
Total liabilities	172,704
Net assets	$2,985,114

Analysis of Net Assets:
Paid-in-capital	2,968,957
Undistributed net investment income	3,210
Accumulated net realized loss	(507,409)
Unrealized appreciation of investments, futures contracts, and foreign currency	520,356
Net assets	$2,985,114

Shares outstanding (no par value):
Institutional Class	82,635,863
Y Class	46,641
Investor Class	49,941,726
Advisor Class	2,032,465
Retirement Class	507
AMR Class	29,017,431

Net asset value, offering and redemption price per share:
Institutional Class	$18.39
Y Class	$18.32
Investor Class	$17.97
Advisor Class	$17.92
Retirement Class	$17.83
AMR Class	$18.28

A Cost of investments in unaffiliated securities	$2,476,621
B Cost of investments in affiliated securities	$116,345
C Market value of securities on loan	$108,071

See accompanying notes

14

American Beacon Small Cap Value FundSM
Statement of Operations
Six Months ended April 30, 2010 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)*	$16,031
Dividend income from affiliated securities	7
Interest income	4
Income derived from securities lending, net	195
Total investment income	16,237
Expenses:
Management and investment advisory fees (Note 2)	5,701
Administrative service fees (Note 2):
Institutional Class	1,862
Investor Class	1,178
Advisor Class	46
AMR Class	85
Transfer agent fees:
Institutional Class	34
Investor Class	26
Advisor Class	1
AMR Class	14
Custody and fund accounting fees	181
Professional fees	46
Registration fees and expenses	45
Service fees:
Investor Class (Note 2)	1,388
Advisor Class (Note 2)	38
Distribution fees — Service Class (Note 2)	38
Prospectus and shareholder reports	183
Trustee fees	75
Other expenses	78
Total expenses	11,019
Net investment income	5,218

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	102,553
Commission recapture (Note 1)	79
Futures contracts	24,617
Change in net unrealized appreciation or depreciation of:
Investments	458,080
Futures contracts	11,735
Net gain on investments	597,064
Net increase in net assets resulting from operations	$602,282

* Foreign taxes	$10

See accompanying notes

15

American Beacon Small Cap Value FundSM
Statement of Changes in Net Assets (in thousands)

	Six Months	Year Ended
	Ended	October 31,
	April 30, 2010	2009
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,218	$13,566
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	127,249	(354,995)
Change in net unrealized appreciation of investments, futures contracts, and foreign currency translations	469,815	625,488
Net increase in net assets resulting from operations	602,282	284,059

Distributions to Shareholders:
Net investment income:
Institutional Class	(6,896)	(13,600)
Investor Class	(2,275)	(8,841)
Advisor Class	—	(311)
AMR Class	(2,187)	(3,927)
Net distributions to shareholders	(11,358)	(26,679)

Capital Share Transactions:
Proceeds from sales of shares	600,588	529,412
Reinvestment of dividends and distributions	11,249	26,349
Cost of shares redeemed	(277,092)	(523,004)
Net increase in net assets from capital share transactions	334,745	32,757
Net increase in net assets	925,669	290,137

Net Assets:
Beginning of period	2,059,445	1,769,308
End of Period *	$2,985,114	$2,059,445
* Includes undistributed net investment income of	$3,210	$9,850

See accompanying notes

16

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Small Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Seurity Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

17

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 —
Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2010, the Fund’s investments were classified as follows: (in thousands)

	Level 1	Level 2	Level 3	Total
Common Stock	$2,814,377	$—	$—	$2,814,377
Securities Lending Collateral	110,970	—	—	110,970
Short Term Investments	166,361	15,848	—	182,209
Total Investments in Securities	$3,091,708	$15,848	$—	$3,107,556

Futures Contracts	$175,870	—	—	$175,870

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

18

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2010 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$5,767

Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2010 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$24,617
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	$11,735

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains and Losses

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

19

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of investment advisory and portfolio management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2010 were as follows (dollars in thousands):

		Amounts paid to
Management Fee Rate	Management Fee	Investment Advisors	Net Amounts Retained by Manager
0.30%-0.55%	$5,701	$5,101	$600

As compensation for services provided by the Manager in connection with securities lending activities, the Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statement of Operations. During the six months ended April 30, 2010, securities lending fees paid to the Manager by the Fund were $35,297.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor and Retirement Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement Classes of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class and 0.50% of the average daily net assets of the Retirement Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, and Retirement Classes. As compensation for performing the

20

American Beacon Small Cap Value FundSM
Notes to Financial Statements

April 30, 2010 (Unaudited)

duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.25% of the average daily net assets of the Advisor, and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Brokerage Commissions

Affiliated entities of an investment advisor to the Fund received net commissions on purchases and sales of the Fund’s portfolio securities totaling $3,546 for the six months ended April 30, 2010.

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon US Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2010, the Manager earned fees from the Select Funds totaling $9,562 on the Fund’s direct investment in the Select Funds and $32,218 from the Fund’s securities lending collateral invested in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2010, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended April 30, 2010, there were no fees waived or reimbursed expenses subject to potential recovery.

3. Federal Income and Excise Taxes

It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

21

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

The tax character of distributions paid during the six months ended April 30, 2010 and the fiscal year ended October 31, 2009 were as follows (in thousands):

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$6,896	$13,600
Investor Class	2,275	8,841
Advisor Class	—	311
AMR Class	2,187	3,927
Long-term capital gain
Institutional Class	—	—
Investor Class	—	—
Advisor Class	—	—
AMR Class	—	—
Total distributions paid	$11,358	$26,679

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$2,639,839

Unrealized appreciation	542,834
Unrealized depreciation	(75,117)

Net unrealized appreciation/(depreciation)	467,717

Undistributed ordinary income	1,184
Undistributed long-term gain/(loss)	(458,511)
Undistributed long-term gain/(loss)	5,767

Distributable earnings	$16,157

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, and dividend reclasses that have been reclassified as of April 30, 2010 (in thousands):

Paid-in-capital	$3
Undistributed net investment income	(500)
Accumulated net realized gain (loss)	498
Unrealized appreciation (depreciation) of investments, futures contracts and foreign currency	(1)

At April 30, 2010, the capital loss carry forward position of the Fund for federal income tax purposes was $129,137 and $323,607 expiring in 2016 and 2017, respectively.

The Fund utilized $130,831 of net capital loss carryovers for the six months ended April 30, 2010.

22

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2010 were (in thousands) $966,580 and $670,011, respectively.

A summary of the Fund’s direct transactions in the Select Funds for the six months ended April 30, 2010 is set forth below (in thousands):

	October 31, 2009			April 30, 2010
Affiliate	Shares/Market Value	Purchases	Sales	Shares/Market Value
USG Select Fund	$20,000	$5,000	$5,000	$20,000

5. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2010, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Market Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$108,071	$—	$110,970

23

American Beacon Small Cap Value FundSM
Notes to Financial Statements
April 30, 2010 (Unaudited)

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

6. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six Months Ended April 30, 2010

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,258	$272,783	47	$889	6,570	$109,031
Reinvestment of dividends	430	6,838	—	—	143	2,224
Shares redeemed	(6,386)	(103,761)	—	(8)	(7,980)	(127,874)
Net increase (decrease) in shares outstanding	10,302	$175,860	47	$881	(1,267)	$(16,619)

	Advisor Class		Retirement Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	624	$10,718	—	$8	12,247	$207,159
Reinvestment of dividends	—	—	—	—	139	2,187
Shares redeemed	(620)	(10,275)	—	—	(2,301)	(35,174)
Net increase (decrease) in shares outstanding	4	$443	—	$8	10,085	$174,172

Year Ended October 31, 2009

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26,973	$326,038	—	$1	11,685	$134,422
Reinvestment of dividends	1,227	13,407	—	—	813	8,704
Shares redeemed	(21,813)	(257,527)	—	—	(18,535)	(216,176)
Net increase (decrease) in shares outstanding	6,387	$81,918	—	$1	(6,037)	$(73,050)

	Advisor Class		Retirement Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	752	$8,517	—	$1	4,659	$60,433
Reinvestment of dividends	29	311	—	—	361	3,927
Shares redeemed	(1,513)	(17,313)	—	—	(2,907)	(31,988)
Net increase (decrease) in shares outstanding	(732)	$(8,485)	—	$1	2,113	$32,372

7. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

24

25

American Beacon Small Cap Value FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class
								Six
	Six Months							Months		August
	Ended April		Year Ended October 31,					Ended April 30,		3 to October
	30, 2010		2009	2008	2007	2006	2005A	2010		31, 2009
	(unaudited)							(unaudited)
Net asset value, beginning of period	$14.39		$12.53	$22.10	$22.53	$20.43	$18.85	$14.37		$14.03
Income from investment operations:

Net investment income	0.04		0.10	0.25	0.22	0.19	0.11	0.11		0.00
Net gains (losses) on securities (both realized and unrealized)	4.05		1.96	(7.13)	1.10	2.94	2.31	3.95		0.34
Total income (loss) from investment operations	4.09		2.06	(6.88)	1.32	3.13	2.42	4.06		0.34
Less distributions:
Dividends from net investment income	(0.09)		(0.20)	(0.22)	(0.19)	(0.14)	(0.07)	(0.11)		—
Distributions from net realized gains on securities	—		—	(2.47)	(1.56)	(0.89)	(0.77)	—		—
Total distributions	(0.09)		(0.20)	(2.69)	(1.75)	(1.03)	(0.84)	(0.11)		—
Net asset value, end of period	$18.39		$14.39	$12.53	$22.10	$22.53	$20.43	$18.32		$14.37
Total return B	28.55	%C	16.97%	(34.84)%	6.10%	15.80%	12.90%	28.36	%C	2.42	%C
Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,519,719		$1,040,805	$826,232	$1,413,734	$1,319,024	$1,076,909	$855		$1
Ratios to average net assets (annualized):
Expenses, net of waivers	0.83%		0.84%	0.81%	0.80%	0.82%	0.87%	1.09%		1.11	%D
Expenses before waivers	0.83%		0.84%	0.81%	0.80%	0.82%	0.87%	1.09%		1.11	%D
Net investment income (loss), net of waivers	0.52%		0.87%	1.36%	0.94%	0.83%	0.66%	(0.19)%		0.03	%D
Net investment income (loss), before waivers	0.52%		0.87%	1.36%	0.94%	0.83%	0.66%	(0.19)%		0.03	%D
Portfolio turnover rate	30	%C	61%	62%	52%	48%	47%	30	%C	61	%E

A
Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC and Dreman Value Management, LLC were added as investment advisors on August 31, 2005.

B
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

26

Investor Class							Advisor Class
Six							Six
Months							Months
Ended							Ended
April 30,		Year Ended October 31,					April 30,		Year Ended October 31,
2010		2009	2008	2007	2006	2005A	2010		2009	2008	2007	2006	2005A
(unaudited)							(unaudited)
$14.05		$12.22	$21.62	$22.08	$20.04	$18.54	$13.97		$12.13	$21.46	$21.94	$19.94	$18.49

0.02		0.08	0.20	0.16	0.13	0.09	0.00		0.06	0.16	0.10	0.07	0.04

3.95		1.91	(6.97)	1.07	2.89	2.24	3.95		1.90	(6.93)	1.07	2.88	2.23

3.97		1.99	(6.77)	1.23	3.02	2.33	3.95		1.96	(6.77)	1.17	2.95	2.27

(0.05)		(0.16)	(0.16)	(0.13)	(0.09)	(0.06)	—		(0.12)	(0.09)	(0.09)	(0.06)	(0.05)

—		—	(2.47)	(1.56)	(0.89)	(0.77)	—		—	(2.47)	(1.56)	(0.89)	(0.77)

(0.05)		(0.16)	(2.63)	(1.69)	(0.98)	(0.83)	—		(0.12)	(2.56)	(1.65)	(0.95)	(0.82)

$17.97		$14.05	$12.22	$21.62	$22.08	$20.04	$17.92		$13.97	$12.13	$21.46	$21.94	$19.94

28.28	%c	16.59%	(35.04)%	5.83%	15.56%	12.63%	28.27	%c	16.41%	(35.19)%	5.55%	15.23%	12.32%

$897,551		$719,239	$699,670	$1,316,188	$1,333,814	$1,320,853	$36,412		$28,333	$33,479	$69,112	$70,602	$44,709

1.18%		1.15%	1.06%	1.05%	1.06%	1.10%	1.33%		1.31%	1.31%	1.32%	1.34%	1.40%
1.18%		1.15%	1.06%	1.05%	1.06%	1.10%	1.33%		1.34%	1.31%	1.32%	1.34%	1.40%

0.18%		0.59%	1.12%	0.70%	0.59%	0.42%	0.03%		0.48%	0.86%	0.43%	0.31%	0.12%

0.18%		0.59%	1.12%	0.70%	0.59%	0.42%	0.03%		0.44%	0.86%	0.43%	0.31%	0.12%
30	%c	61%	62%	52%	48%	47%	30	%c	61%	62%	52%	48%	47%

27

American Beacon Small Cap Value FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Retirement Class				AMR Class
	Six				Six
	Months				Months
	Ended		May 1 to		Ended
	April 30,		October		April 30,		Year Ended October 31,
	2010		31, 2009		2010		2009	2008	2007	2006	2005A
	(unaudited)				(unaudited)
Net asset value, beginning of period	$13.95		$11.58		$14.32		$12.48	$22.05	$22.48	$20.38	$18.78
Income from investment operations:
Net investment income (loss)	0.04		(0.02)		0.05	F	0.11	0.33	0.30	0.27	0.21
Net gains (losses) on securities (both realized and unrealized)	3.88		2.39		4.03		1.97	(7.15)	1.08	2.91	2.26
Total income (loss) from investment operations	3.92		2.37		4.08		2.08	(6.82)	1.38	3.18	2.47
Less distributions:
Dividends from net investment income	(0.04)		—		(0.12)		(0.24)	(0.28)	(0.25)	(0.19)	(0.10)
Distributions from net realized gains on securities	—		—		—		—	(2.47)	(1.56)	(0.89)	(0.77)
Total distributions	(0.04)		—		(0.12)		(0.24)	(2.75)	(1.81)	(1.08)	(0.87)
Net asset value, end of period	$17.83		$13.95		$18.28		$14.32	$12.48	$22.05	$22.48	$20.38
Total returnB	28.13	%c	20.47	%c	28.66	%c	17.30%	(34.71)%	6.39%	16.12%	13.23%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$9		$1		$530,568		$271,066	$209,927	$411,406	$412,857	$424,965
Ratios to average net assets (annualized):
Expenses, net of waivers	1.50%		1.53	%D	0.58%		0.59%	0.56%	0.54%	0.55%	0.58%
Expenses before waivers	1.50%		1.53	%D	0.58%		0.59%	0.56%	0.54%	0.55%	0.58%
Net investment income (loss), net of waivers	(0.18)%		(0.28	)%D	0.72%		1.11%	1.62%	1.21%	1.10%	0.94%
Net investment income (loss), before waivers	(0.18)%		(0.28	)%D	0.72%		1.11%	1.62%	1.21%	1.10%	0.94%
Portfolio turnover rate	30	%c	61	%E	30	%c	61%	62%	52%	48%	47%

A
Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC and Dreman Value Management, LLC were added as investment advisors on August 31, 2005.

B
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F
For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

28

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29

Delivery of Documents

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional Class	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345
Investor Class® and Advisor Class
Call (800) 388-3344

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

Custodian	Transfer Agent	Independent Registered	Distributor
State Street Bank and Trust Boston, Massachusetts	Boston Financial Data Services	Public Accounting Firm	Foreside Fund Services, LLC Portland, Maine
	Kansas City, Missouri	Ernst & Young LLP
Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/10

00074816

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon
FUNDS℠

Semi-Annual Report

April 30, 2010

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon	1

Market and Performance Overviews	2-9

Schedule of investments:

Emerging Markets	10
International Equity	16

Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets.

American Beacon Funds	April 30, 2010

Fellow Shareholders,

Over the past six months, one universal theme seems to have emerged: while sudden and significant volatility may characterize the new economic world order, it doesn’t mean investors can’t benefit. Opportunity abounds for those who know how to capitalize on it.

Fortunately, this theme also underlies our investment philosophy at American Beacon:

With portfolios invested for the new economic reality—and conservatively managed for the longer term—we believe investors are better positioned to ride out the inevitable economic storms, whenever and wherever they occur.

It’s a philosophy that has served our shareholders well. It also explains how, in the face of the sovereign debt situation within peripheral European countries, the American Beacon Emerging Markets Fund (Institutional Class) reported a return of 11.66% for the six months ended April 30, 2010, while the American Beacon International Equity Fund (Institutional Class) experienced a 4.69% gain over the same period.

As global volatility has become the new norm, our focus at American Beacon remains trained on anticipating opportunities and meeting the challenges investors face today and will likely face tomorrow. This is what drives the composition of our fund line-up and the development of our new offerings in the last year.

It’s also a reflection of our commitment to you, a commitment we summarize as: Oversight 360°. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.

As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Thank you for your continued investment in the American Beacon Funds and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

Emerging Markets Overview
April 30, 2010 (Unaudited)

During the six months ended April 30, the MSCI Emerging Markets Index gained 12.37% as the global equity marketplace survived a variety of challenges. The emerging markets asset class ended 2009 on a strong note led by a strong economic rebound thanks to a favorable mix of organic and state-sponsored growth initiatives. These initiatives further served to buoy commodities prices. In China, the world’s fastest growing major economy, Gross Domestic Product growth continued to accelerate.

However, challenges developed in January with the emergence of both deteriorating financial conditions within the peripheral European countries and from China’s move toward monetary tightening in the midst of a global recovery. As a result of this combination of developments, riskier assets suffered a mild correction through mid-February. These assets managed to bounce back in February as Greece announced austerity plans and talks among Greece, the European Union and the International Monetary Fund revived investors’ hopes that a positive resolution will be found to its crisis.

The March economic reports from the U.S. added to the general sense of relief late in the period, when labor data for February showed signs of improvement and spending data indicated that the U.S. consumer remained resilient.

From a regional perspective, the Emerging Europe, Middle East and Africa region gained 14.4%. Latin America and Emerging Asia followed, returning 12.0% and 11.8%, respectively. From a sector standpoint, Health Care (20.6%), Information Technology (20.0%), Consumer Discretionary (18.3%) and Materials (18.3%) led the gains. Energy (4.8%), Telecommunication Services (7.6%) and Financials (8.1%) were the worst performers.

2

Performance Overview
American Beacon Emerging Markets FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the Emerging Markets Fund returned 11.66% for the six months ended April 30, 2010. The Fund underperformed the MSCI Emerging Markets Index (“Index”) return of 12.37% and the Lipper Emerging Markets Funds Index return of 13.37% for the period.

	Annualized Total Returns
	Periods Ended 4/30/10
				Since
				Incep.
	6 Months*	1 Year	5 Years	(7/31/00)
Institutional Class(1,5)	11.66%	56.06%	14.91%	11.58%
Y Class (1,2,5)	11.57%	55.94%	14.89%	11.57%
Investor Class(1,3,5)	11.42%	55.56%	14.56%	11.32%
AMR Class(1,5)	11.73%	56.34%	15.19%	11.86%
MSCI Emg Mkts Index(4)	12.37%	57.13%	16.56%	12.03%
Lipper Emg Mkts Funds Index(4)	13.37%	59.50%	14.60%	11.25%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.
Fund performance for the six month, one-year, five-year and since inception periods represent the total returns achieved by the Institutional Class from 7/31/00 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 7/31/00.

3.
Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 7/31/00 up to 10/1/02, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 7/31/00. A portion of the fees charged to the Investor Class of the Fund was waived in 2004 and 2005 and recouped in 2006. Performance prior to fee waivers and fee recoupment is different than the actual returns shown.

4.
The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The Lipper Emerging Market Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Market Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

5.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor and AMR Class shares was 1.67%, 1.77%, 1.97 and 1.43%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period as a result of poor stock selection. Country allocation added value for the period.

Stock selections in South Korea, Taiwan, and South Africa led to the relative underperformance, and more than offset positive selections in India. In South Korea, investments in Hyundai Development Co. (down 23.5% during the period the stock was held by the Fund) and Kb Financial Group, Inc. (down 0.8%) contributed to the relative underperformance. Detractors in Taiwan included Sinopac Financial Holdings Co. Ltd. (down 9.3%) and First Financial Holding Co. Ltd. (down 6.2%), and in South Africa, Murray & Roberts Holdings Ltd. (down 21.0%) and ArcelorMittal South Africa Ltd. (down 15.0%) underperformed. Positive contributors in India, such as Glenmark Pharmaceuticals Ltd. (up 27.5% during the period it was held by the Fund), IndusInd Bank Ltd. (up 75.6%), and India Cements Ltd. (up 20.6%) added value for the period.

Relative contribution from country allocation was positive for the six-month period, as a result of overweighting Egypt (up 9.7%) and South Korea (up 19.7%). Not investing in Chile (up 18.6%) detracted from performance for the period.

The Fund’s basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.

3

Performance Overview
American Beacon Emerging Markets FundSM
April 30, 2010 (Unaudited)

Top Ten Holdings

% of
Net Assets
Samsung Electronics Co. Ltd.	3.2%
Petroleo Brasileiro S.A.	2.6%
Vale S.A.	2.0%
China Mobile Ltd.	1.7%
America Movil, S.A.B. de C.V.	1.6%
Itau Unibanco Banco Holding S.A.	1.5%
MTN Group Ltd.	1.4%
China Construction Bank Corp.	1.3%
LUKOIL Oil Co.	1.3%
Gazprom OAO	1.3%

Sector Allocation

% of
Equities
Financials	24.5%
Information Technology	11.8%
Telecommunication Services	13.2%
Energy	11.7%
Materials	11.4%
Industrials	7.5%
Consumer Staples	7.3%
Consumer Discretionary	6.9%
Utilities	3.7%
Health Care	2.0%

Country Allocation

Country Allocation

% of
Equities
Hong Kong/China	16.6%
South Korea	15.0%
Brazil	13.6%
India	10.1%
Taiwan	9.7%
Other Asia	8.7%
South Africa	8.6%
Other Europe, Middle East, Africa	7.1%
Russia	4.4%
Mexico	4.4%
Egypt	1.2%
Lebanon	0.3%
Singapore	0.2%
United States	0.1%

4

Fund Expenses
American Beacon Emerging Markets FundSM
April 30, 2010 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 11/1/09	Value 4/30/10	11/1/09-4/30/10
Institutional Class*
Actual	$1,000.00	$1,116.59	$7.45
Hypothetical	$1,000.00	$1,017.75	$7.10
(5% return before expenses)

Y Class**
Actual	$1,000.00	$1,070.79	$2.57
Hypothetical	$1,000.00	$1,005.84	$2.53
(5% return before expenses)

Investor Class*
Actual	$1,000.00	$1,114.20	$9.23
Hypothetical	$1,000.00	$1,016.07	$8.80
(5% return before expenses)

AMR Class*
Actual	$1,000.00	$1,117.28	$6.46
Hypothetical	$1,000.00	$1,018.70	$6.16
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.42%, 1.76% and 1.23% for the Institutional, Investor and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**
Beginning account value for Y Class is the inception date of 3/1/10. Expenses are equal to the Class annualized expense ratio for the period of 1.51% multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (61) by days in the year (365).

5

International Equity Market Overview
April 30, 2010 (Unaudited)

During the six months ended April 30, improving global economic conditions and corporate fundamentals led most equity markets to trend higher despite periodic bouts of volatility and escalating concerns over the eventual impact of the sovereign debt situation within peripheral European countries. The MSCI EAFE Index posted a return of 2.48% for the 6-month time period.

The period began with the global economy exiting its worst recession since the Second World War. It was greatly aided by an unprecedented level of government stimuli throughout the world. This surge in liquidity served to reinvigorate global demand, supported the financial system, and created easier access to credit.
The general level of market enthusiasm was significantly dampened in January as news of the rapidly deteriorating fiscal conditions in Greece spread. This sent interest rates in that country higher, and greatly diminished global investors’ newly reacquired appetite for risk. During January, the markets were further troubled by news that China made a move to tighten monetary conditions in an attempt to cool down its growing economy. Ongoing discussions of regulatory reform in the Financial sector increased investors’ discomfort and stocks sold off through February.

Stocks rebounded in March as corporate earnings reignited optimism. With companies throughout the world reporting better than expected operating results, market losses were generally recovered by the end of the period.

Also underpinning the market’s late-period rise was the fact that G7 policymakers kept monetary conditions extremely loose. The most dramatic of these policy actions came in Europe, where the ongoing deterioration of sovereign balance sheets posed an increasingly dangerous threat to the survival of the monetary union. The European Union and International Monetary Fund agreed to provide funding to stabilize the regional financial system shortly after the close of the reporting period. The move came after ratings downgrades for the sovereign credits of Greece and Portugal incited the biggest surge in market volatility since the immediate aftermath of the Lehman Brothers collapse. The anxiety generated by Greece had pushed the euro to its lowest levels against the dollar in almost a year, though the weaker currency benefited exports and European services and manufacturing industries expanded at their fastest pace in over two years.

Providing support for continued optimism, the International Monetary Fund (IMF) raised its forecast for 2010 global GDP growth to 4.2%, yet it cautioned that the public debt situation may experience “severe” consequences.

6

Performance Overview
American Beacon International Equity FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the International Equity Fund returned 4.69% for the six months ended April 30, 2010. The Fund outperformed the MSCI EAFE Index (“Index”) return of 2.48% but underperformed the Lipper International Funds Index return of 6.22% for the period.

	Annualized Total Returns
	Periods Ended 4/30/10
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,6)	4.69%	36.11%	4.00%	4.36%
Y Class (1,2,6)	4.71%	36.13%	4.01%	4.36%
Investor Class(1,6)	4.52%	35.75%	3.72%	4.13%
Advisor Class (1,3,6)	4.41%	35.29%	3.42%	3.91%
Retirement Class (1,4,6)	4.34%	35.21%	3.41%	3.91%
AMR Class(1,6)	4.83%	36.49%	4.27%	4.62%
Lipper Int’l. Funds Index(5)	6.22%	38.36%	5.58%	2.63%
MSCI EAFE Index (5)	2.48%	34.43%	3.86%	1.64%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.
Fund performance for the one-year, five year, and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/00 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception.

3.
Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/00 up to 5/1/03, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/00. A portion of the fees charged to the Advisor Class of the Fund was waived through 2007. Performance prior to waiving fees was lower than the actual returns shown for periods through 2007.

4.
Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/00 through 4/30/03 and the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/00.

5.
The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

6.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, and AMR Class shares was 0.74%, 0.70%, 1.06%, 1.46%, 1.49%, and 0.49%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index by 2.21% over the six-month period due to stock selection, as country allocation detracted from performance.

Stock selections within Japan, the Netherlands, and Norway had a significantly positive impact overall. In Japan, the Fund benefited from investments in Fanuc Ltd. (up 39.7%) and Sony Financial Holdings, Inc. (up 24.6%). In the Netherlands, Koninklijke Philips Electronics N.V. (up 37.6%) and TNT N.V. (up 16.8%) contributed to the Fund’s relative outperformance. Norwegian security Aker Solutions ASA (up 43.0%) was the most significant contributor to relative performance within that country. Stock selection in Australia detracted from relative performance, including Nufarm Ltd. (down 17.9% during the period the stock was held by the Fund), and Bluescope Steel Ltd. (down 9.6%). Stock selection within France also weakened performance during the period, including Societe Generale (down 19.8%) and Sanofi-Aventis S.A. (down 6.4%).

Country allocation hurt performance, specifically underweighting Australia (up 8.6%) and Japan (up 7.7%), though investing in South Korea (up 19.7%) added value for the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

7

Performance Overview
American Beacon International Equity FundSM
April 30, 2010 (Unaudited)

Top Ten Holdings

% of
Net Assets
Sanofi-Aventis S.A.	2.4%
Siemens AG	2.3%
Royal Dutch Shell plc	2.1%
HSBC Holdings plc	1.9%
DBS Group Holdings Ltd.	1.8%
Vodafone Group plc	1.8%
GlaxoSmithKline plc	1.6%
Novartis AG	1.6%
Total S.A.	1.5%
E.ON AG	1.5%

Sector Allocation

% of
Equities
Financials	24.5%
Telecommunication Services	13.2%
Information Technology	11.8%
Energy	11.7%
Materials	11.4%
Industrials	7.5%
Consumer Staples	7.3%
Consumer Discretionary	6.9%
Utilities	3.7%
Health Care	2.0%

Regional Allocation*

*	Shown as a percentage of equities

% of
Equities
Europe	71.9%
Pacific Rim	26.1%
North America	2.0%

8

Fund Expenses
American Beacon International Equity FundSM
April 30, 2010 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account	Account	Period*
	Value 11/1/09	Value 4/30/10	11/1/09-4/30/10
Institutional Class
Actual	$1,000.00	$1,046.93	$3.55
Hypothetical	$1,000.00	$1,021.32	$3.51
(5% return before expenses)

Y Class
Actual	$1,000.00	$1,047.07	$3.60
Hypothetical	$1,000.00	$1,021.27	$3.56
(5% return before expenses)

Investor Class
Actual	$1,000.00	$1,045.16	$5.38
Hypothetical	$1,000.00	$1,019.54	$5.31
(5% return before expenses)

Advisor Class
Actual	$1,000.00	$1,044.07	$6.39
Hypothetical	$1,000.00	$1,018.55	$6.31
(5% return before expenses)

Retirement Class
Actual	$1,000.00	$1,043.41	$7.55
Hypothetical	$1,000.00	$1,017.41	$7.45
(5% return before expenses)

AMR Class
Actual	$1,000.00	$1,048.32	$2.29
Hypothetical	$1,000.00	$1,022.56	$2.26
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.70%, 0.71%, 1.06%, 1.26%, 1.49% and 0.45% for the Institutional, Y, Investor, Advisor, Retirement and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

9

American Beacon Emerging Markets FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
BRAZIL - 13.13%
COMMON STOCKS - 10.94%
Banco Bradesco S.A., ADR	21,940	$409
Banco Santander Brasil S.A., ADR	66,680	775
BRF - Brasil Foods S.A.	48,610	635
Centrais Eletricas Brasileiras S.A.	9,966	142
Cia de Bebidas das Americas, ADR	6,000	587
Cia de Concessoes Rodoviarias	5,900	137
Cia de Saneamento Basico do Estado de Sao Paulo	10,670	205
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,410	55
Cia de Saneamento de Minas Gerais-COPASA	28,600	415
Cia Energetica de Minas Gerais, ADR	2,037	33
Cielo S.A.	83,400	810
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR	21,450	516
Grendene S.A.	55,740	257
Itau Unibanco Banco Holding S.A., GDR	83,469	1,810
JBS S.A.	21,900	103
MRV Engenharia e Participacoes S.A.	40,900	289
OGX Petroleo e Gas Participacoes S.A.	18,800	187
PDG Realty SA Empreendimentos e Participacoes	33,400	307
Petroleo Brasileiro S.A., ADR	14,360	609
Petroleo Brasileiro S.A., A Shares, ADR	79,359	3,011
Porto Seguro SA	48,500	500
Redecard S.A.	27,600	456
TIM Participacoes S.A., ADR	5,700	148
Tractebel Energia S.A.	17,430	222
Vale S.A., ADR	87,366	2,498
Vivo Participacoes S.A., GDR	11,800	312
Total Common Stocks		15,428

PREFERRED STOCKS - 2.19%
Banco Bradesco S.A.	8,800	161
Braskem S.A.	58,300	422
Cia de Tecidos do Norte de Minas - Coteminas	54,862	168
Cia Energetica de Minas Gerais	47,903	759
Itau Unibanco Banco Holding S.A.	13,955	303
Net Servicos de Comunicacao S.A. ^	24,477	289
Tele Norte Leste Participacoes S.A., ADR	30,240	449
Ultrapar Participacoes S.A.	5,400	255
Vale S.A., A Shares	10,704	286
Total Preferred Stocks		3,092
Total Brazil		18,520

CZECH REPUBLIC - 0.68%
COMMON STOCKS - 0.68%
CEZ	3,452	166
Komercni Banka, a.s.	2,924	603
Telefonica O2 Czech Republic a.s.	8,453	187
Total Czech Republic		956

EGYPT - 1.15%
COMMON STOCKS - 1.15%
Commercial International Bank Egypt SAE	51,296	694
Orascom Construction Industries	9,734	471
Telecom Egypt	137,495	457
Total Egypt		1,622

HONG KONG/CHINA - 15.95%
COMMON STOCKS - 15.95%
Asia Cement China Holdings Corp.	520,500	252
Bank of China Ltd.	756,900	389
Beijing Capital International Airport Co. Ltd.	296,000	178
Beijing Enterprises Holdings Ltd.	56,500	368
Belle International Holdings Ltd.	275,000	378
Bosideng International Holdings Ltd.	406,000	112
China Citic Bank Corp. Ltd.	474,000	310
China Coal Energy Ltd.	255,000	381
China Communications Services Corp. Ltd.	436,000	218
China Construction Bank Corp.	2,325,360	1,886
China Dongxiang Group Co.	189,000	127
China Life Insurance Co. Ltd.	167,000	759
China Longyuan Power Group Corp. ^	10,000	11
China Mobile Ltd.	184,000	1,802
China Mobile Ltd., ADR	10,780	527
China Oilfield Services Ltd.	212,000	298
China Pacific Insurance Group Co Ltd.	96,800	396
China Petroleum & Chemical Corp.	930,000	744
China Petroleum & Chemical Corp., ADR	840	67
China Power International Development Ltd.	1,511,800	344
China Railway Construction Corp. Ltd.	576,000	715
China Resources Power Holdings Co. Ltd.	218,000	440
China Telecom Corp. Ltd.	734,000	335
China Unicom Hong Kong Ltd.	418,744	522
China Zhongwang Holdings Ltd. ^	367,600	313
COSCO Pacific Ltd.	179,578	239
Denway Motors Ltd.	1,080,700	637
Dongfeng Motor Group Co. Ltd.	254,000	358
Fushan International Energy Group Ltd.	282,000	197
Global Bio-chem Technology Group Co. Ltd.	1,163,800	268
GOME Electrical Appliances Holdings Ltd.	2,280,240	730
Harbin Power Equipment Co. Ltd.	294,000	231
Hengan International Group Co. Ltd.	20,000	153
Huaneng Power International, Inc.	779,900	449

See accompanying notes

10

American Beacon Emerging Markets FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Huaneng Power International, Inc., ADR	4,180	$96
Industrial & Commercial Bank of China	1,506,000	1,105
Lumena Resources Corp. ^	858,000	252
Maanshan Iron & Steel	722,000	379
NWS Holdings Ltd.	254,757	444
PetroChina Co. Ltd.	1,198,000	1,381
PetroChina Co. Ltd., ADR	1,960	226
Ping’an Insurance Co. of China Ltd.	40,000	341
Renhe Commercial Holdings Co. Ltd.	2,114,000	513
Sany Heavy Equipment International Holdings Co. Ltd. ^	149,000	181
Shanghai Industrial Holdings Ltd.	121,000	522
Sinotrans Ltd.	1,448,000	344
Soho China Ltd.	737,500	419
Sohu.com, Inc. ^	3,230	156
Tianjin Development Holdings	76,000	48
TPV Technology Ltd.	206,970	160
Tsingtao Brewery Co. Ltd.	34,000	168
Want Want China Holdings Ltd.	302,000	225
Weiqiao Textile Co.	536,600	396
Total Hong Kong/China		22,490

HUNGARY - 0.93%
COMMON STOCKS - 0.93%
Mol Hungarian Oil and Gas plc ^	6,528	656
OTP Bank ^	4,246	150
Richter Gedeon Nyrt.	2,382	504
Total Hungary		1,310

INDIA - 9.74%
COMMON STOCKS - 9.74%
Andhra Bank	47,780	143
Asian Paints Ltd.	4,854	227
Bank of India	56,780	483
Bharat Heavy Electricals Ltd.	6,338	354
Bharat Petroleum Corp. Ltd.	31,403	368
Bharti Airtel Ltd.	128,540	869
Colgate-Palmolive India Ltd.	10,188	171
Deccan Chronicle Holdings Ltd.	36,179	121
Dr Reddys Laboratories Ltd.	13,612	382
Glenmark Pharmaceuticals Ltd.	127,285	765
Godrej Consumer Products Ltd.	25,313	165
HDFC Bank Ltd.	19,345	862
Hero Honda Motors Ltd.	3,745	160
Hindalco Industries Ltd.	71,684	286
Hindustan Construction Co.	63,508	188
Hindustan Petroleum Corp. Ltd.	54,970	390
India Cements Ltd.	236,260	666
Indian Bank	84,893	431
IndusInd Bank Ltd.	74,974	327
Infosys Technologies Ltd.	14,824	904
ITC Ltd.	38,350	229
KSK Energy Ventures Ltd. ^	46,000	198
Mahanagar Telephone Nigam Ltd.	182,310	291
Marico Ltd.	54,100	130
Nestle India Ltd.	2,084	129
NMDC Ltd.	36,870	247
Reliance Industries Ltd.	50,666	1,169
Rolta India Ltd.	87,400	370
Rural Electrification Corp. Ltd.	26,030	149
Shree Renuka Sugars Ltd.	79,260	110
State Bank of India	3,532	278
State Bank of India, GDR ‡	9,190	942
Sun TV Network Ltd.	17,777	168
Tata Motors Ltd.	27,377	532
Wipro Ltd.	15,741	237
Yes Bank Ltd. ^	45,160	290
Total India		13,731

INDONESIA - 2.50%
COMMON STOCKS - 2.50%
Astra International Tbk PT	112,400	581
PT Bank Central Asia Tbk	675,000	407
PT Bank Rakyat Indonesia Tbk	269,500	266
PT Bumi Resources Tbk	839,500	217
PT Indofood Sukses Makmur Tbk	698,500	298
PT Indosat Tbk	581,500	376
PT International Nickel Indonesia Tbk	445,000	242
PT Medco Energi Internasional Tbk	732,000	235
PT Perusahaan Gas Negara Persero Tbk	579,500	260
PT Telekomunikasi Indonesia Tbk	747,300	643
Total Indonesia		3,525

ISRAEL - 0.41%
COMMON STOCKS - 0.41%
Bank Hapoalim B.M. ^	14,990	60
Makhteshim-Agan Industries Ltd.	68,920	291
Teva Pharmaceutical Industries Ltd., ADR	3,940	232
Total Israel		583

LEBANON - 0.28%
COMMON STOCKS - 0.28%
Banque Audi sal- Audi Saradar Group, GDR	2,492	219
BLOM Bank SAL, GDR	1,819	174
Total Lebanon		393

MALAYSIA - 2.38%
COMMON STOCKS - 2.38%
Axiata Group Bhd	284,300	345
Gamuda Bhd	449,900	423

See accompanying notes

11

American Beacon Emerging Markets FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Gamuda Bhd, Right ^	56,237	$—
Genting Malaysia Bhd	822,910	742
Malayan Banking Bhd	572,270	1,367
Sime Darby Bhd	114,800	313
Tenaga Nasional Bhd	62,300	165
Total Malaysia		3,355

MEXICO - 4.19%
COMMON STOCKS - 4.19%
America Movil, S.A.B. de C.V., ADR	44,297	2,280
Consorcio ARA, S.A.B. de C.V.	288,900	198
Desarrolladora Homex, S.A.B. de C.V., ADR ^	13,130	380
Embotelladoras Arca, S.A.B. de C.V.	127,230	481
Fomento Economico Mexicano, S.A.B. de C.V., ADR	18,000	852
Grupo Continential, S.A.B. de C.V.	132,350	354
Grupo Financiero Banorte, S.A.B. de C.V.	100,089	402
Grupo Televisa, S.A., ADR	27,600	574
Industrias CH S.A.B de C.V. ^	33,900	142
Wal-Mart de Mexico, S.A.B. de C.V.	103,000	240
Total Mexico		5,903

PHILIPPINES - 0.97%
COMMON STOCKS - 0.97%
Ayala Corp.	27,430	208
Bank of the Philippine Islands	163,027	165
Metro Pacific Investments Corp. ^	3,169,000	224
Metropolitan Bank & Trust	190,200	226
Philippine Long Distance Telephone Co.	4,470	250
SM Investments Corp.	23,120	206
Union Bank of the Philippines	85,200	86
Total Philippines		1,365

POLAND - 2.12%
COMMON STOCKS - 2.12%
Asseco Poland SA	18,020	345
Asseco Poland SA, Right ^	2,020	—
Bank Handlowy W Warszawie S.A.	6,076	167
Bank Pekao S.A.	1,760	100
Bank Zachodni WBK S.A. ^	2,200	161
Central European Distribution Corp.	12,582	436
Polski Koncern Naftowy Orlen S.A. ^	33,444	443
Powszechna Kasa Oszczednosci Bank Polski S.A.	39,382	565
Telekomunikacja Polska S.A.	141,203	769
Total Poland		2,986

RUSSIA - 4.22%
COMMON STOCKS - 4.22%
Gazprom OAO, ADR	77,330	1,796
LUKOIL Oil Co., ADR	32,616	1,866
OJSC MMC Norilsk Nickel, ADR	13,149	252
OJSC Rosneft Oil Co., GDR	68,079	552
Polyus Gold Co., GDR	2,044	51
RusHydro, ADR ^	88,820	515
Sberbank RF, GDR	900	246
Wimm-Bill-Dann Foods OJSC, ADR	15,748	342
X 5 Retail Group NV ^	9,232	328
X 5 Retail Group NV, GDR ^	251	9
Total Russia		5,957

SINGAPORE - 0.17%
COMMON STOCKS - 0.17%
Golden Agri-Resources Ltd.	586,000	247

SOUTH AFRICA - 8.27%
COMMON STOCKS - 8.27%
Anglo Platinum Ltd.	8,131	890
AngloGold Ashanti Ltd., ADR	10,194	427
ArcelorMittal South Africa Ltd.	27,784	320
AVI Ltd.	60,200	195
Barloworld Ltd.	50,660	338
FirstRand Ltd.	141,160	389
Gold Fields Ltd., ADR	18,120	243
Impala Platinum Holdings Ltd.	29,400	828
Imperial Holdings Ltd.	21,500	285
JD Group Ltd.	79,660	470
Kumba Iron Ore Ltd.	772	36
MTN Group Ltd.	129,486	1,906
Murray & Roberts Holdings Ltd.	107,360	598
Nampak Ltd.	191,290	464
Naspers Ltd.	21,226	856
Nedbank Group Ltd.	17,111	308
SABMiller plc	22,704	710
Sappi Ltd.	76,204	321
Sasol Ltd.	14,610	593
Sasol Ltd., ADR	5,140	209
Standard Bank Group Ltd.	22,635	351
Telkom South Africa Ltd.	72,420	363
Tiger Brands Ltd.	21,849	556
Total South Africa		11,656

SOUTH KOREA - 14.41%
COMMON STOCKS - 14.19%
Amorepacific Corp.	253	191
Cheil Industries, Inc.	4,230	302
Cheil Worldwide, Inc.	1,068	336
CJ CheilJedang Corp.	1,069	214
Hyundai Development Co.	16,270	401
Hyundai Engineering & Construction Co. Ltd.	2,595	125

See accompanying notes

12

American Beacon Emerging Markets FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Hyundai Mobis	1,926	$320
Hyundai Motor Co.	2,476	303
Jinro Ltd.	5,100	161
Kangwon Land, Inc.	40,710	631
KB Financial Group, Inc.	18,233	881
KB Financial Group, Inc., ADR	370	18
Kia Motors Corp.	17,506	427
Korea Electric Power Corp.	16,035	490
Korea Exchange Bank	1,090	13
Korean Reinsurance Co.	46,103	402
KT Corp.	8,160	364
KT Corp., ADR	13,970	316
KT&G Corp.	10,109	510
LG Chem Ltd.	2,752	700
LG Display Co. Ltd.	11,500	487
LG Display Co. Ltd., ADR	4,600	97
LG Electronics, Inc.	1,243	135
LG Telecom Ltd.	5,356	40
Lotte Chilsung Beverage Co. Ltd.	95	73
Lotte Shopping Co. Ltd.	1,179	334
NCSoft Corp.	403	60
NHN Corp. ^	1,927	322
Nong Shim Co. Ltd.	1,718	331
OCI Co. Ltd.	3,511	668
POSCO	1,915	860
POSCO, ADR	270	30
Samsung Electronics Co. Ltd.	5,476	4,142
Samsung Fire & Marine Insurance Co. Ltd.	4,272	788
Samsung Life Insurance Co. Ltd.	2,510	249
Shinhan Financial Group Co. Ltd.	24,686	1,043
Shinsegae Co. Ltd.	610	280
SK Telecom Co. Ltd.	217	33
SK Telecom Co. Ltd., ADR	39,510	731
S-Oil Corp.	7,257	370
SSCP Co. Ltd. ^	10,299	70
Tong Yang Life Insurance	44,480	558
Woongjin Coway Co. Ltd.	13,136	433
Woori Finance Holdings Co. Ltd.	14,720	233
Yuhan Corp.	3,721	537
Total Common Stocks		20,009

PREFERRED STOCKS - 0.22%
Samsung Electronics Co. Ltd.	658	312
Total South Korea		20,321

TAIWAN - 9.37%
COMMON STOCKS - 9.37%
Acer, Inc.	98,886	268
Asia Cement Corp.	302,000	282
Asustek Computer, Inc.	362,356	696
AU Optronics Corp.	347,520	404
AU Optronics Corp., ADR	13,660	158
Catcher Technology Co. Ltd.	170,000	446
Cathay Financial Holding Co. Ltd.	249,400	397
Chang Hwa Commercial Bank	821,000	367
China Steel Corp.	671,502	716
Chinatrust Financial Holding Co. Ltd.	837,326	470
Evergreen Marine Corp. ^	165,900	106
First Financial Holding Co. Ltd.	1,168,201	640
Fubon Financial Holding Co. Ltd.	289,000	351
HON HAI Precision Industry Co. Ltd.	292,112	1,365
HTC Corp.	46,970	627
Lite-On Technology Corp.	149,000	197
MediaTek, Inc.	8,000	135
Mega Financial Holding Co. Ltd.	197,000	115
Nan Ya Printed Circuit Board Corp.	100,989	417
Quanta Computer, Inc.	473,000	886
SinoPac Financial Holdings Co. Ltd.	1,481,987	505
Taishin Financial Holdings Co. Ltd.	134,636	52
Taiwan Fertilizer Co. Ltd.	43,000	136
Taiwan Semiconductor Manufacturing Co. Ltd.	815,385	1,590
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,330	141
Tatung Co. Ltd. ^	2,161,000	442
Transcend Information, Inc.	29,520	94
Uni-President Enterprises Corp.	211,000	234
United Microelectronics Corp.	1,195,226	601
Wistron Corp.	109,014	209
Yuanta Financial Holding Co. Ltd.	286,000	170
Total Taiwan		13,217

THAILAND - 2.54%
COMMON STOCKS - 2.54%
Bangkok Bank PCL #	206,590	756
Banpu pcl #	15,000	294
Kasikornbank PCL	288,600	825
Krung Thai Bank PCL	563,400	195
PTT Exploration & Production PCL	36,000	168
PTT PCL	67,300	503
Siam Cement PCL #	29,200	237
Siam Commercial Bank PCL	96,800	237
Thai Union Frozen Products PCL	139,800	164
Total Access Communication Pcl #	188,800	198
Total Thailand		3,577

TURKEY - 2.63%
COMMON STOCKS - 2.63%
Akbank TAS	50,179	249
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	46,728	580

See accompanying notes

13

American Beacon Emerging Markets FundSM
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Coca-Cola Icecek A.S.	21,520	$211
TAV Havalimanlari Holding A.S. ^	74,597	361
Tupras-Turkiye Petrol Rafinerileri A.S.	9,681	214
Turk Telekomunikasyon A.S.	58,877	217
Turkcell Iletisim Hizmetleri A.S.	78,983	511
Turkcell Iletisim Hizmetleri A.S., ADR	14,870	241
Turkiye Garanti Bankasi A.S.	89,419	435
Turkiye Halk Bankasi A.S.	10,492	83
Turkiye Is Bankasi (Isbank)	118,292	412
Turkiye Sise ve Cam Fabrikalari A.S.	144,687	194
Total Turkey		3,708

UNITED KINGDOM - 0.06%
COMMON STOCKS - 0.06%
JKX Oil & Gas plc	21,780	87

UNITED STATES - 0.13%
COMMON STOCKS - 0.13%
Fuqi International, Inc. ^	16,920	178

SHORT TERM INVESTMENTS - 2.95%
JPMorgan U.S. Government Money Market Fund	3,551,589	3,552

	Par
	Amount
U.S. Treasury, 0.14%, Due 6/17/2010 §	$605	605
Total Short Term Investments		4,157
TOTAL INVESTMENTS 99.18% - (Cost $110,680)		139,844
OTHER ASSETS, NET OF LIABILITIES - 0.82%		1,160
TOTAL NET ASSETS - 100.00%		$141,004

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡
Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $942 or 0.67% of net assets. The Fund has no right to demand registration of these securities.

#	NVDR — Non Voting Depository Receipt

§	At April 30, 2010, security pledged as collateral for open futures contracts.

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	88	Jun 2010	$5,207	$92

See accompanying notes

14

American Beacon Emerging Markets FundSM
Schedule of Investments
April 30, 2010 (Unaudited)
Sector Diversification

Percent of
Net Assets
Communications	1.34%
Consumer Discretionary	6.66%
Consumer Staples	7.06%
Energy	11.28%
Financials	23.56%
Health Care	1.91%
Industrials	7.24%
Information Technology	11.32%
Materials	10.94%
Telecommunication Services	11.34%
Utilities	3.58%
Short Term Investments	2.95%
Other Assets, Net of Liabilities	0.82%
100.00%

See accompanying notes

15

American Beacon International Equity Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
AUSTRALIA - 1.72%
COMMON STOCKS - 1.72%
BlueScope Steel Ltd.	1,942,031	$4,661
Foster’s Group Ltd.	958,071	4,809
Insurance Australia Group Ltd.	2,154,061	7,573
Nufarm Ltd.	58,422	413
Nufarm Ltd. †	495,870	3,481
QBE Insurance Group Ltd.	156,500	3,045
Total Australia		23,982

AUSTRIA - 0.19%
COMMON STOCKS - 0.19%
Telekom Austria AG	202,700	2,694

BELGIUM - 0.44%
COMMON STOCKS - 0.44%
Anheuser-Busch InBev NV †	127,200	6,189

CANADA - 1.10%
COMMON STOCKS - 1.10%
Potash Corp of Saskatchewan, Inc.	31,400	3,469
Precision Drilling Trust	746,429	5,666
Rogers Communications, Inc.	93,800	3,344
TELUS Corp.	80,100	2,963
Total Canada		15,442

DENMARK - 0.20%
COMMON STOCKS - 0.20%
DSV AS	40,850	727
Novo Nordisk AS	25,525	2,085
Total Denmark		2,812

FINLAND - 0.90%
COMMON STOCKS - 0.90%
Nokia Oyj	614,339	7,477
UPM-Kymmene Oyj	357,847	5,166
Total Finland		12,643

FRANCE - 11.99%
COMMON STOCKS - 11.99%
Accor S.A.	154,849	8,849
AXA S.A. †	544,351	10,820
BNP Paribas	161,474	11,098
Carrefour S.A.	136,040	6,673
Cie Generale des Etablissements Michelin	90,220	6,528
EADS N.V.	371,021	6,876
France Telecom S.A.	544,892	11,944
Gemalto N.V. ^	50,347	2,257
Sanofi-Aventis S.A. †	498,839	34,157
Societe Generale	172,380	9,172
Technip S.A. †	166,739	13,325
Total S.A.	391,987	21,240
Valeo ^	84,196	2,813
VINCI S.A.	178,714	10,009
Vivendi S.A. †	453,916	11,947
Total France		167,708

GERMANY - 9.15%
COMMON STOCKS - 9.15%
Allianz SE †	38,750	4,449
Bayer AG †	76,715	4,910
Bayerische Motoren Werke AG	269,010	13,181
Celesio AG †	245,480	8,042
Deutsche Post AG	825,359	13,365
E.ON AG ^ †	562,911	20,806
Linde AG †	88,106	10,535
Merck KGaA	57,150	4,696
Muenchener Rueckversicherungs-Gesellschaft AG †	45,297	6,405
SAP AG	204,010	9,828
Siemens AG	321,970	31,831
Total Germany		128,048

GREECE - 0.56%
COMMON STOCKS - 0.56%
OPAP S.A.	255,077	5,184
Public Power Corp. S.A.	165,900	2,693
Total Greece		7,877

HONG KONG/CHINA - 2.17%
COMMON STOCKS - 2.17%
Cheung Kong Holdings Ltd.	472,500	5,855
Esprit Holdings Ltd.	842,305	6,033
Hang Seng Bank Ltd.	344,800	4,704
Hutchison Whampoa Ltd.	187,000	1,281
Swire Pacific Ltd.	322,100	3,595
Swire Properties Ltd. ^	32,210	89
Yue Yuen Industrial Holdings Ltd.	2,537,667	8,810
Total Hong Kong/China		30,367

IRELAND - 0.86%
COMMON STOCKS - 0.86%
CRH plc	255,152	7,229
Smurfit Kappa Group plc	465,636	4,752
Total Ireland		11,981

ITALY - 2.76%
COMMON STOCKS - 2.76%
Atlantia S.p.A	121,000	2,582

See accompanying notes

16

American Beacon International Equity Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Buzzi Unicem S.p.A. †	217,715	$3,255
Eni S.p.A.	233,856	5,243
Finmeccanica S.p.A.	536,770	6,868
Intesa Sanpaolo S.p.A ^	824,480	2,713
Prysmian S.p.A.	139,442	2,505
Saras S.p.A.	315,900	765
Snam Rete Gas S.p.A	1,281,558	6,073
UniCredit S.p.A.	3,248,724	8,521
Total Italy		38,525

JAPAN - 16.25%
COMMON STOCKS - 16.25%
Benesse Holdings, Inc.	52,200	2,406
Bridgestone Corp.	342,700	5,719
Canon, Inc.	139,900	6,387
Chuo Mitsui Trust Holdings, Inc.	1,043,400	3,999
Daito Trust Construction Co. Ltd.	104,900	5,616
East Japan Railway Co.	65,200	4,355
Fanuc Ltd.	84,500	9,995
FUJIFILM Holdings Corp.	107,900	3,704
Haseko Corp.	3,521,018	3,674
Honda Motor Co. Ltd.	247,600	8,367
Hoya Corp.	185,300	5,097
Inpex Corp.	335	2,368
JS Group Corp.	189,400	3,730
KDDI Corp.	2,985	14,475
Keyence Corp.	14,500	3,458
Konica Minolta Holdings, Inc.	347,500	4,374
Kubota Corp.	333,000	2,929
Mitsubishi Corp.	191,800	4,551
Mitsubishi Gas Chemical Co., Inc.	935,000	5,647
Mitsubishi UFJ Financial Group, Inc.	3,125,200	16,260
Nintendo Co. Ltd.	11,400	3,831
Nomura Holdings, Inc.	1,102,100	7,603
Sankyo Co. Ltd.	171,900	7,901
Seven & I Holdings Co. Ltd.	224,200	5,725
Shin-Etsu Chemical Co. Ltd.	267,200	15,429
SMC Corp.	40,800	5,856
Sony Financial Holdings, Inc.	2,609	9,416
Sumitomo Corp.	502,000	6,075
Sumitomo Mitsui Financial Group, Inc.	139,400	4,599
Tokyo Electron Ltd.	91,900	6,075
Tokyo Gas Co. Ltd.	908,000	3,857
Tokyo Steel Manufacturing Co. Ltd.	432,100	5,814
Toyoda Gosei Co. Ltd.	139,100	3,820
Toyota Motor Corp.	388,500	15,004
Yahoo! Japan Corp.	10,630	4,062
Yamada Denki Co. Ltd.	65,480	5,093
Total Japan		227,271

NETHERLANDS - 5.13%
COMMON STOCKS - 5.13%
Akzo Nobel N.V. †	219,225	12,886
Heineken N.V. †	56,100	2,604
ING Groep N.V.	704,470	6,306
Koninklijke Philips Electronics N.V.	308,897	10,438
Randstad Holding N.V. ^	55,060	2,807
Reed Elsevier N.V. †	950,052	11,279
SBM Offshore N.V.	265,765	5,267
TNT N.V. †	513,554	15,781
Unilever N.V., GDR	144,180	4,406
Total Netherlands		71,774

NORWAY - 1.94%
COMMON STOCKS - 1.94%
Aker Solutions ASA	831,450	13,908
StatoilHydro ASA	170,440	4,115
Telenor ASA	640,840	9,156
Total Norway		27,179

PORTUGAL - 0.54%
COMMON STOCKS - 0.54%
Portugal Telecom, SGPS, S.A. †	747,760	7,582

SINGAPORE - 2.58%
COMMON STOCKS - 2.58%
DBS Group Holdings Ltd.	2,313,182	25,628
Singapore Telecommunications Ltd.	4,703,000	10,435
Total Singapore		36,063

SOUTH KOREA - 2.15%
COMMON STOCKS - 2.15%
Hyundai Heavy Industries Co. Ltd.	57,700	13,007
Hyundai Mobis	19,500	3,238
KB Financial Group, Inc., ADR †	143,018	6,979
KT&G Corp.	75,564	3,811
Samsung Electronics Co. Ltd., GDR ‡	7,800	2,990
Total South Korea		30,025

SPAIN - 3.60%
COMMON STOCKS - 3.60%
Amadeus IT Holdings S.A. ^	108,600	1,735
Banco Santander S.A.	1,199,374	15,017
Enagas S.A.	229,984	4,595
Gamesa Corp. Tecnologica S.A.	360,310	4,453
Grifols S.A.	401,920	5,063
Iberdrola S.A.	368,865	2,938
Repsol YPF S.A.	257,990	6,056

See accompanying notes

17

American Beacon International Equity Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Telefonica S.A.	467,503	$10,499
Total Spain		50,356

SWEDEN - 1.60%
COMMON STOCKS - 1.60%
Atlas Copco AB †	265,000	4,310
Skandinaviska Enskilda Banken ^	1,107,383	7,629
Telefonaktiebolaget LM Ericsson	898,930	10,462
Total Sweden		22,401

SWITZERLAND - 8.14%
COMMON STOCKS - 8.14%
Adecco S.A.	130,550	7,703
Compagnie Financiere Richemont S.A.	134,407	4,969
Credit Suisse Group AG	134,300	6,144
Givaudan S.A.	7,174	6,245
Julius Baer Group Ltd.	53,000	1,830
Lonza Group AG	49,816	3,908
Nestle S.A.	162,878	7,949
Novartis AG	435,368	22,213
Roche Holding AG	131,213	20,740
Sulzer AG	32,317	3,209
Swiss Reinsurance Co. Ltd.	100,960	4,401
UBS AG	887,300	13,708
Zurich Financial Services AG	48,556	10,826
Total Switzerland		113,845

UNITED KINGDOM - 20.25%
COMMON STOCKS - 20.25%
Anglo American plc	182,744	7,827
Aviva plc	1,874,344	9,919
BAE Systems plc	2,071,389	10,888
Barclays Bank plc	863,600	4,422
BG Group plc	308,300	5,176
BHP Billiton plc	155,700	4,783
BP plc	1,773,030	15,446
British American Tobacco plc	280,840	8,826
British Sky Broadcasting Group plc	863,040	8,094
Centrica plc	800,305	3,587
GlaxoSmithKline plc	1,201,832	22,269
HSBC Holdings plc	1,089,996	11,217
HSBC Holdings plc †	1,508,926	15,372
Informa plc	837,593	5,085
International Power plc	597,900	3,021
Kingfisher plc	1,256,400	4,801
Lloyds Banking Group plc	4,600,244	4,600
Marks and Spencer Group plc	510,270	2,861
Michael Page International plc	685,409	4,484
Pearson plc	534,980	8,588
Prudential plc	459,100	4,071
Reed Elsevier plc	596,110	4,693
Rexam plc	1,097,099	5,392
Rio Tinto plc	89,515	4,515
Rolls-Royce Group plc C Shares Entitlement May 10 ^	132,627,600	203
Rolls-Royce Group plc	1,473,640	13,014
Royal Dutch Shell plc, A Shares	134,200	4,199
Royal Dutch Shell plc, A Shares †	356,178	11,178
Royal Dutch Shell plc, B Shares	454,373	13,711
Standard Chartered plc	328,990	8,769
Tesco plc	615,900	4,097
Unilever plc	426,551	12,778
Vodafone Group plc	11,458,837	25,484
WPP Group plc	352,600	3,749
Xstrata plc	370,100	6,129
Total United Kingdom		283,248

UNITED STATES - 0.71%
COMMON STOCKS - 0.71%
Flextronics International Ltd. ^	848,510	6,576
Transocean Ltd. ^	46,147	3,407
Total United States		9,983

SHORT TERM INVESTMENTS - 3.53%
American Beacon U.S. Government Money Market Select Fund #	956,093	956
JPMorgan U.S. Government Money Market Fund	48,432,185	48,432
Total Short Term Investments		49,388

SECURITIES LENDING COLLATERAL - 10.26%
American Beacon U.S. Government Money Market Select Fund #	136,550,764	136,551
Wells Fargo Advantage Government Money Market Fund	7,000,000	7,000
Total Securities Lending Collateral		143,551

TOTAL INVESTMENTS 108.72% — (Cost $1,403,909)		1,520,934
LIABILITIES, NET OF OTHER ASSETS — (8.72%)		(122,026)

TOTAL NET ASSETS - 100.00%		$1,398,908

See accompanying notes

18

American Beacon International Equity Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

^	Non-income producing security.

†	All or a portion of this security is on loan at April 30, 2010.

‡
Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,990 or 0.21% of net assets. The Fund has no right to demand registration of these securities.

#	The Fund is affiliated by having the same investment advisor.

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Australia SPI Index	51	Jun 2010	$5,719	$(53)
Canada S&PCDA 60 Index	51	Jun 2010	7,192	118
France CAC 40 Index	131	Jun 2010	6,466	(216)
Germany DAX Index	24	Jun 2010	4,891	103
Hang Seng Index	12	May 2010	1,614	(18)
Italy MIB 30 Index	15	Jun 2010	2,109	(130)
Netherlands 200 AEX Index	20	May 2010	1,827	(42)
Spain IBEX 35 Index	18	May 2010	2,473	(228)
Sweden OMX Index	136	May 2010	1,971	36
Tokyo FE TOPIX Index	133	Jun 2010	13,907	568
UK FTSE 100 Index	153	Jun 2010	12,898	(200)
			$61,067	$(62)

Forward Foreign Currency Exchange Contracts
(dollars in thousands)

				Unrealized
		Settlement Date	Market Value	Gain/(Loss)
Contracts To Receive
5,139	Australian Dollar	6/18/2010	$4,730	$66
6,055	Canadian Dollar	6/18/2010	5,961	35
11,057	Euro Currency	6/18/2010	14,724	(359)
1,106,319	Japanese Yen	6/18/2010	11,782	(392)
7,458	Pound Sterling	6/18/2010	11,409	170
10,604	Swedish Krona	6/18/2010	1,464	(25)
5,050	Swiss Franc	6/18/2010	4,695	(32)
Total contracts to receive (Payable amount $55,302)			$54,765	$(537)
Net Currency Fluctuation				$(537)

See accompanying notes

19

American Beacon International Equity Fund
Schedule of Investments
April 30, 2010 (Unaudited)
Sector Diversification

Percent of
Net Assets
Consumer Discretionary	13.77%
Consumer Staples	4.85%
Energy	8.37%
Financials	19.78%
Health Care	8.53%
Industrials	15.70%
Information Technology	4.75%
Materials	8.55%
Telecommunication Services	7.23%
Utilities	3.40%
Short Term Investments	13.79%
Liabilities, Net of Other Assets	(8.72)%
100.00%

See accompanying notes

20

American Beacon Funds
Statements of Assets and Liabilities
April 30, 2010 (Unaudited) (in thousands, except share and per share amounts)

	Emerging
	Markets	International
	Fund	Equity Fund
Assets:
Investments in unaffiliated securities, at value A D	$139,844	$1,383,427
Investments in affiliated securities, at value B	—	137,507
Foreign currency, at value C	1,202	5,950
Deposit with brokers for futures contracts	—	6,086
Receivable for investments sold	979	18,181
Dividends and interest receivable	411	5,206
Receivable for fund shares sold	158	3,229
Receivable for tax reclaims	6	701
Receivable for expense reimbursement	2	—
Prepaid expenses	28	70
Total assets	142,630	1,560,357

Liabilities:
Payable for investments purchased	1,109	14,509
Payable upon return of securities loaned	—	143,551
Payable for fund shares redeemed	36	663
Payable for variation margin on open futures contracts	99	141
Management and investment advisory fees payable (Note 2)	335	1,409
Administrative service and service fees payable	12	389
Net unrealized depreciation on foreign currency contracts	—	538
Professional fees payable	11	18
Trustee fees payable	1	27
Prospectus and shareholder reports	7	175
Other liabilities	16	29
Total liabilities	1,626	161,449
Net Assets	$141,004	$1,398,908

Analysis of Net Assets:
Paid-in-capital	132,868	1,497,387
Undistributed net investment income	(452)	9,868
Accumulated net realized (loss)	(20,678)	(224,556)
Unrealized appreciation of investments, futures contracts, and foreign currency	29,266	116,209
Net assets	$141,004	$1,398,908

Shares outstanding (no par value):
Institutional Class	795,876	32,239,231
Y Class	81	67
Investor Class	923,678	28,609,745
Advisor Class	N/A	42,012
Retirement Class	N/A	85
AMR Class	8,957,873	28,124,097
Net asset value, offering and redemption price per share:
Institutional Class	$13.17	$15.75
Y Class	$13.16	$16.25
Investor Class	$12.96	$15.55
Advisor Class	N/A	$15.87
Retirement Class	N/A	$15.86
AMR Class	$13.23	$15.84

A Cost of investments in unaffiliated securities	$110,680	$1,266,402
B Cost of investments in affiliated securities	$—	$137,507
C Cost of foreign currency	$1,195	$5,935
D Market value of securities on loan	$—	$136,601

See accompanying notes

21

American Beacon Funds
Statements of Operations
Six Months Ended April 30, 2010 (Unaudited) (in thousands)

	Emerging
	Markets	International
	Fund	Equity Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$1,229	$17,928
Dividend income from affiliated securities	—	1
Interest income	1	6
Income derived from securities lending, net	—	232
Total investment income	1,230	18,167

Expenses:
Management and investment advisory fees (Note 2)	528	2,214
Administrative service fees (Note 2):
Institutional Class	15	756
Investor Class	17	678
Advisor Class	—	1
AMR Class	29	110
Transfer agent fees:
Institutional Class	—	17
Investor Class	2	18
AMR Class	2	14
Custody and fund accounting fees	228	226
Professional fees	15	37
Registration fees and expenses	14	47
Service fees (Note 2):
Investor Class	14	810
Advisor Class	—	1
Distribution fees- Advisor Class (Note 2)	—	1
Prospectus and shareholder reports	3	110
Trustee fees	4	51
Other expenses	12	86
Total expenses	883	5,177
Net (fees waived and expenses reimbursed)/recouped by Manager (Note 2)	(3)	—
Net expenses	880	5,177
Net investment income	350	12,990
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	9,709	23,966
Commission recapture (Note 1)	—	26
Foreign currency transactions	315	3,445
Futures contracts	663	2,925
Change in net unrealized appreciation or depreciation of:
Investments	1,260	107,434
Foreign currency translations	2,425	(88,161)
Futures contracts	210	1,171
Net gain on investments	14,582	50,806
Net increase in net assets resulting from operations	$14,932	$63,796
A Foreign taxes	$130	$1,625

See accompanying notes

22

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

	Emerging Markets Fund		International Equity Fund
		Year
	Six Months Ended	Ended October	Six Months Ended	Year Ended
	April 30, 2010	31, 2009	April 30, 2010	October 31, 2009
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$350	$1,224	$12,990	$32,804
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	10,687	(19,055)	30,362	(244,402)
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	3,895	67,385	20,444	498,561
Net increase in net assets resulting from operations	14,932	49,554	63,796	286,963
Distributions to Shareholders:
Net investment income:
Institutional Class	(130)	(129)	(15,298)	(22,416)
Investor Class	(131)	(93)	(12,702)	(17,116)
Advisor Class	—	—	—	(61)
AMR Class	(1,717)	(2,146)	(14,360)	(17,313)
Net realized gain on investments:
Institutional Class	—	(798)	—	(12,166)
Investor Class	—	(756)	—	(10,088)
Advisor Class	—	—	—	(40)
AMR Class	—	(11,268)	—	(8,489)
Net distributions to shareholders	(1,978)	(15,190)	(42,360)	(87,689)
Capital Share Transactions:
Proceeds from sales of shares	9,319	21,046	120,375	264,266
Reinvestment of dividends and distributions	1,969	15,153	39,420	81,731
Cost of shares redeemed	(12,941)	(24,071)	(151,084)	(500,348)
Redemption fees	16	18	105	217
Net increase (decrease) in net assets from capital share transactions	(1,637)	12,146	8,816	(154,134)
Net increase in net assets	11,317	46,510	30,252	45,140
Net Assets:
Beginning of period	129,687	83,177	1,368,656	1,323,516
End of Period *	$141,004	$129,687	$1,398,908	$1,368,656
*Includes undistributed net investment income (loss) of	$(452)	$1,183	$9,868	$41,027

See accompanying notes

23

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Emerging Markets and International Equity Funds (the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

24

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant that they will, in the judgment of the pricing committee of the Fund, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Of the total investments at April 30, 2010, for the Emerging Markets and International Equity Funds $91,816 or 65.1% and $1,062,397 or 75.9%, respectively, were valued at fair value based on procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 — Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of April 30, 2010 the Funds’ investments were classified as follows: (in thousands)

Emerging Markets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$3,092	$312	$—	$3,404
Common Stocks	40,779	91,504	—	132,283
Short Term Investments	3,552	605	—	4,157
Total Investments in Securities	$47,423	$92,421	$—	$139,844
Futures Contracts	5,207	—	—	5,207

International Equity	Level 1	Level 2	Level 3	Total
Preferred Stocks	$—	$—	$—	$—
Common Stocks	265,598	1,062,397	—	1,327,995
Short Term Investments	49,388	—	—	49,388
Securities Lending Collateral	143,551	—	—	143,551
Total Investments in Securities	$458,537	$1,062,397	$—	$1,520,934
Forward Exchange Contracts — Liabilities	(54,765)	—	—	(54,765)
Futures Contracts	61,067	—	—	61,067

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

25

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Emerging Markets Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2010 (in thousands)

	Liability	Fair Value
Statement of Assets and Liabilities	Derivatives	$92
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*

Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2010 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$663
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	210

26

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

International Equity Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2010 (in thousands)

Statement of Assets and Liabilities	Asset Derivatives	Fair Value
Net unrealized appreciation on foreign currency contracts	Foreign Exchange Currency Contracts	$(537)
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	62

Effect of derivative instruments not accounted for as hedging instruments during the year ended April 30, 2010 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$2,925
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	1,171

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations.

Allocation of Income, Expenses, Gains and Losses

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The Funds impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made

27

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of investment advisory and portfolio management and securities lending services. Investment assets of the Funds are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2010 were as follows (dollars in thousands):

			Amounts
	Management	Management	paid to Investment	Net Amounts Retained by
	Fee Rate	Fee	Advisors	Manager
Emerging Markets	0.60%-0.95%	$528	$494	$34
International Equity	0.20%-0.55%	$2,214	$1,865	$349

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the six months ended April 30, 2010 securities lending fees paid to the Manager on behalf of the International Equity Fund were $56,123.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Funds and 0.05% of the average daily net assets of the AMR Class of the Funds.

Distribution Plans

The Funds, except for the Advisor and Retirement Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds shares.

A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class and 0.50% of the average daily net assets of the Retirement Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

28

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor and Retirement Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Brokerage Commissions

Affiliated entities of an investment advisor to the Funds received net commissions on purchases and sales of the Funds’ portfolio securities totaling $1,442 and $389 for the Emerging Markets and International Equity Funds, respectively for the six months ended April 30, 2010.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2010, fees earned by the Manager from the Select Funds were as follows:

		Securities Lending
	Direct Investments in	Collateral Invested
	Select Funds	in Select Funds	Total
International Equity Fund	$1,071	$14,004	$15,076

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2010, the Funds did not utilize the credit facility.

Reimbursement of Expenses

The Manager contractually agreed to reimburse the Emerging Markets Fund to the extent that total annual operating expenses exceeded the Fund’s expense cap. For the six months ended April 30, 2010, the Manager reimbursed expenses as follows:

	Expense Cap
		11/1/09	3/1/10	Waived or
		to	to	Reimbursed
Fund	Class	2/28/10	4/30/10	Expenses
Emerging Markets	Institutional	—	1.35%	$3,142
Emerging Markets	Y	—	1.45%	—
Emerging Markets	Investor	—	1.79%	220

Expense Reimbursement Plan

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the

29

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

six months ended April 30, 2010, there were no additional waived fees or reimbursed expenses subject to potential recovery.

3. Federal Income and Excise Taxes

It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 were as follows (in thousands):

	Emerging Markets		International Equity
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2010	2009	2010	2009
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$130	$129	$15,298	$22,114
Investor Class	131	93	12,702	17,999
Advisor Class	—	—	—	66
AMR Class	1,717	2,146	14,360	17,924
Long-term capital gain
Institutional Class	—	798	—	10,468
Investor Class	—	756	—	9,205
Advisor Class	—	—	—	35
AMR Class	—	11,268	—	7,878
Total distributions paid	$1,978	$15,190	$42,360	$87,689

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

	Emerging	International
	Markets	Equity
Cost basis of investments for federal income tax purposes	$127,667	$1,442,865
Unrealized appreciation	25,393	201,619
Unrealized depreciation	(7,216)	(123,550)

Net unrealized appreciation	18,177	78,069

Undistributed ordinary income	297	15,907
Undistributed long-term gain	(10,439)	(195,339)
Other temporary differences	101	2,884
Distributable earnings	$8,136	$(98,479)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial

30

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain/(losses) on certain derivative instruments, the realization for tax purposes of unrealized gain/(losses) on investments in passive foreign investment companies, and Section 732 basis adjustments.

Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency gains/(losses) from sales of investments in passive foreign investment companies, and Section 732 basis adjustments that have been reclassified as of April 30, 2010 (in thousands):

	Emerging	International
	Markets	Equity
Paid-in-capital	$—	$419
Undistributed net investment income	(7)	(1,789)
Accumulated net realized gain (loss)	6	1,369
Unrealized depreciation of investments, futures contracts and foreign currency	1	1

At April 30, 2010, the capital loss carry forward position for federal income tax purposes was $10,348 and $195,403 for the Emerging Markets and International Equity Funds, respectively, both expiring in 2017.

The Emerging Markets and International Equity Funds utilized $7,658 and $29,318, respectively of net capital loss carryovers for the six months ended April 30, 2010.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2010 were (in thousands):

	Emerging	International
	Markets	Equity
Purchases	$41,656	$268,872
Sales and maturities	$43,511	$301,223

A summary of the Funds’ direct transactions in the Select Funds for the six months ended April 30, 2009 is set forth below (in thousands):

		October 31, 2009			April 30, 2010
	Affiliated Fund	Shares/Market Value	Purchases	Sales	Shares/Market Value
International Equity	USG Select Fund	$3,956	—	$3,000-	$956

5. Securities Lending

The International Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

31

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

At April 30, 2010, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Market Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 136,601	$ —	$ 110,970

Cash collateral is listed in the Funds’ Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

6. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six Months ended April 30, 2010

	Institutional Class			Y Class			Investor Class			AMR Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	45	$562		—	$1		233	$2,942		448	$5,814
Reinvestment of dividends	10	125		—	—		10	127		137	1,717
Shares redeemed	(53)	(716	)*	—	—	*	(187)	(2,362	)*	(775)	(9,847	)*
Net increase (decrease) in shares outstanding	2	$(29)		—	$1		56	$707		(190)	$(2,316)

32

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

	Institutional Class			Y Class			Investor Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	2,577	$40,931		—	$—		3,435	$53,705
Reinvestment of dividends	802	12,580		—	—		806	12,480
Shares redeemed	(2,716)	(43,147	)*	—	—	*	(4,756)	(74,569	)*
Net increase (decrease) in shares outstanding	663	$10,364		—	$—		(515)	$(8,384)

	Advisor Class			Retirement Class			AMR Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	3	$46		—	$—		1,602	$25,693
Reinvestment of dividends	—	—		—	—		912	14,360
Shares redeemed	(74)	(1,205	)*	—	—	*	(2,031)	(32,058	)*
Net increase (decrease) in shares outstanding	(71)	$(1,159)		—	$—		483	$7,995

Year Ended October 31, 2009

	Institutional Class			Investor Class			AMR Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	119	$1,207		355	$3,717		1,767	$16,122
Reinvestment of dividends	126	917		114	822		1,832	13,414
Shares redeemed	(59)	(672	)*	(187)	(1,654	)*	(2,458)	(21,727	)*
Net increase in shares outstanding	186	$1,452		282	$2,885		1,141	$7,809

	Institutional Class			Y Class			Investor Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	7,840	$100,116		—	$1		7,880	$99,626
Reinvestment of dividends	2,451	29,191		—	—		2,263	26,656
Shares redeemed	(21,920)	(270,772	)*	—	—	*	(13,941)	(175,030	)*
Net increase (decrease) in shares outstanding	(11,629)	$(141,465)		—	$1		(3,798)	$(48,748)

	Advisor Class			Retirement Class			AMR Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	21	$262		—	$1		4,956	$64,260
Reinvestment of dividends	7	82		—	—		2,157	25,802
Shares redeemed	(35)	(464	)*	—	—	*	(4,240)	(53,865	)*
Net increase (decrease) in shares outstanding	(7)	$(120)		—	$1		2,873	$36,197

*	Net of Redemption Fees

7. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

33

American Beacon Emerging Markets Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class		Investor Class
	Six
	Months							March		Six Months
	Ended April 30,		Year Ended October 31,					01 to April 30,		Ended April
	2010		2009	2008	2007	2006	2005	2010		30, 2010
	(unaudited)							(unaudited)		(unaudited)
Net asset value, beginning of period	$11.95		$9.00	$24.20	$17.42	$15.10	$12.64	$12.29		$11.77

Income from investment operations:
Net investment income	0.03		0.05	0.23	0.26	0.11	0.15	0.03		0.01
Net gains (losses) on securities (both realized and unrealized)	1.35		4.42	(11.78)	9.11	4.63	3.45	0.84		1.33

Total income (loss) from investment operations	1.38		4.47	(11.55)	9.37	4.74	3.60	0.87		1.34

Less distributions:
Dividends from net investment income	(0.16)		(0.21)	(0.10)	(0.10)	(0.21)	(0.06)	—		(0.15)
Distributions from net realized gains on securities	—		(1.31)	(3.55)	(2.49)	(2.21)	(1.08)	—		—

Total distributions	(0.16)		(1.52)	(3.65)	(2.59)	(2.42)	(1.14)	—		(0.15)

Redemption fees added to beneficial interestsA	—		—	—	—	—	—	—		—
Net asset value, end of period	$13.17		$11.95	$9.00	$24.20	$17.42	$15.10	$13.16		$12.96

Total returnE	11.66	%B	60.56%	(55.59)%	60.83%	34.58%	30.03%	7 .08	%B	11.42	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$10,481		$9,494	$5,478	$13,773	$16,552	$9,348	$1		$11,970
Ratios to average net assets (annualized):
Expenses, net of waivers	1.42%		1.66%	1.38%	1.60%	1.56%	1.52%	1.51	%C	1.76%
Expenses, before waivers	1.48%		1.66%	1.38%	1.60%	1.56%	1.52%	1.51	%C	1.76%
Net investment income, net of waivers	0.38%		0.95%	1.35%	0.93%	0.80%	1.22%	1.39	%C	0.07%
Net investment income, before waivers	0.32%		0.95%	1.35%	0.93%	0.80%	1.22%	1.39	%C	0.07%
Portfolio turnover rate	32	%B	70%	82%	81%	67%	63%	32	%B,D	32	%B

A	Amounts represent less than $0.01 per share.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

E
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions.

34

					AMR Class
					Six
					Months
					Ended
Year Ended October 31,					April 30,		Year Ended October 31,
2009	2008	2007	2006	2005	2010		2009	2008	2007	2006	2005
					(unaudited)
$8.85	$23.91	$17.22	$14.98	$12.53	$12.02		$9.06	$24.37	$17.52	$15.17	$12.68

0.04	0.17	0.11	0.09	0.15	0.04		0.09	0.33	0.19	0.15	0.24
4.35	(11.60)	9.11	4.55	3.41	1.36		4.43	(11.91)	9.30	4.65	3.42

4.39	(11.43)	9.22	4.64	3.56	1.40		4.52	(11.58)	9.49	4.80	3.66

(0.16)	(0.08)	(0.04)	(0.19)	(0.03)	(0.19)		(0.25)	(0.18)	(0.15)	(0.24)	(0.09)
(1.31)	(3.55)	(2.49)	(2.21)	(1.08)	—		(1.31)	(3.55)	(2.49)	(2.21)	(1.08)

(1.47)	(3.63)	(2.53)	(2.40)	(1.11)	(0.19)		(1.56)	(3.73)	(2.64)	(2.45)	(1.17)

—	—	—	—	—	—		—	—	—	—	—
$11.77	$8.85	$23.91	$17.22	$14.98	$13.23		$12.02	$9.06	$24.37	$17.52	$15.17

60.24%	(55.75)%	60.38%	34.01%	29.86%	11.73	%B	61.01%	(55.48)%	61.28%	34.88%	30.45%

$10,208	$5,183	$11,694	$5,841	$2,592	$118,552		$109,985	$72,516	$271,726	$135,146	$94,864

1 .96%	1.72%	1.96%	2.04%	1.75%	1.23%		1.42%	1.17%	1.37%	1.30%	1.25%
1.96%	1.72%	1.96%	1.91%	2.01%	1.23%		1.42%	1.17%	1.37%	1.30%	1.25%
0.65%	1.00%	0.65%	0.49%	1.16%	0.57%		1.27%	1.46%	1.25%	1.01%	1.60%
0.65%	1.00%	0.65%	0.62%	0.90%	0.57%		1.27%	1.46%	1.25%	1.01%	1.60%
70%	82%	81%	67%	63%	32	%B	70%	82%	81%	67%	63%

35

American Beacon International Equity Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class
	Six							Six
	Months							Months
	Ended							Ended
	April 30,		Year Ended October 31,					April 30,
	2010		2009	2008	2007	2006	2005	2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$15.51		$13.13	$27.32	$24.68	$20.98	$18.47	$15.52

Income from investment operations:
Net investment incomeA,B	0.15		0.54	0.77	0.65	0.60	0.44	0.15
Net gains (losses) on securities (both realized and unrealized)A	0.58		2.78	(11.60)	4.31	4.86	2.31	0.58

Total income (loss) from investment operations	0.73		3.32	(10.83)	4.96	5.46	2.75	0.73

Less distributions:
Dividends from net investment income	(0.49)		(0.61)	(0.70)	(0.50)	(0.43)	(0.24)	—
Distributions from net realized gains on securities	—		(0.33)	(2.66)	(1.82)	(1.33)	—	—

Total distributions	(0.49)		(0.94)	(3.36)	(2.32)	(1.76)	(0.24)	—

Redemption fees added to beneficial interestC	0.00		0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$15.75		$15.51	$13.13	$27.32	$24.68	$20.98	$16.25

Total returnG	4 .69	%D	27.44%	(44.81)%	21.54%	27.55%	14.99%	4.70	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$507,896		$489,837	$567,414	$1,686,668	$1,549,521	$1,286,441	$1
Ratios to average net assets (annualized):
Expenses, net of waiversA	0.70%		0.73%	0.66%	0.67%	0.71%	0.70%	0.71%
Expenses, before waiversA	0.70%		0.73%	0.66%	0.67%	0.71%	0.70%	0.86%
Net investment income, net of waiversA	1.90%		2.76%	2.91%	2.46%	2.52%	2.17%	1.91%
Net investment income (loss), before waiversA	1.90%		2.76%	2.91%	2.46%	2.52%	2.17%	1.76%
Portfolio turnover rateE	20	%D	41%	31%	38%	40%	37%	20	%D

A
The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

B	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

C	Amounts represent less than $0.01 per share.

D	Not annualized.

E
The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

G
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions.

H	Annualized.

36

		Investor Class
		Six
August		Months
3 to		Ended
October		April 30,		Year Ended October 31,
31, 2009		2010		2009	2008	2007	2006	2005
		(unaudited)
$14.89		$15.30		$12.95	$26.99	$24.42	$20.79	$18.31

0.04		0.12		0.37	0.66	0.58	0.50	0.41
0.59		0.57		2.87	(11.41)	4.26	4.84	2.29

0.63		0.69		3.24	(10.75)	4.84	5.34	2.70

—		(0.44)		(0.56)	(0.63)	(0.45)	(0.38)	(0.22)
—		—		(0.33)	(2.66)	(1.82)	(1.33)	—

—		(0.44)		(0.89)	(3.29)	(2.27)	(1.71)	(0.22)

0.00		0.00		0.00	0.00	0.00	0.00	0.00

$15.52		$15.55		$15.30	$12.95	$26.99	$24.42	$20.79

4.23	%D	4.52	%D	27.08%	(44.96)%	21.22%	27.20%	14.80%

$1		$444,863		$445,596	$426,473	$909,385	$771,298	$560,770

0.69	%H	1.06%		1.05%	0.92%	0.93%	0.96%	0.95%
0.69	%H	1.06%		1.05%	0.92%	0.93%	0.96%	0.95%
1.00	%H	1.53%		2.45%	2.82%	2.26%	2.25%	1.96%
1.00	%H	1.53%		2.45%	2.82%	2.26%	2.25%	1.96%
41	%F	20	%D	41%	31%	38%	40%	37%

37

American Beacon International Equity Fund
Financial Highlights
(For a share outstanding throughout the period)

	Advisor Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$15.20		$12.86	$26.83	$24.24	$20.61	$18.24

Income from investment operations:
Net investment income A,B	0.82		0.31	0.62	0.56	0.46	0.37
Net gains (losses) on securities (both realized and unrealized) A	(0.15)		2.86	(11.35)	4.20	4.76	2.26

Total income (loss) from investment operations	0.67		3.17	(10.73)	4.76	5.22	2.63

Less distributions:
Dividends from net investment income	—		(0.50)	(0.58)	(0.35)	(0.26)	(0.26)
Distributions from net realized gains on securities	—		(0.33)	(2.66)	(1.82)	(1.33)	—

Total distributions	—		(0.83)	(3.24)	(2.17)	(1.59)	(0.26)

Redemption fees added to beneficial interest C	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$15.87		$15.20	$12.86	$26.83	$24.24	$20.61

Total return G	4.41	%D	26.58%	(45.10)%	21.00%	26.73%	14.51%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$667		$1,722	$1,546	$4,932	$4,740	$2,987
Ratios to average net assets (annualized):
Expenses, net of waivers A	1.26%		1.44%	1.19%	1.12%	1.16%	1.21%
Expenses, before waivers A	1.26%		1.45%	1.19%	1.15%	1.19%	1.21%
Net investment income, net of waivers A	1.44%		2.26%	2.36%	2.04%	2.09%	1.70%
Net investment income (loss), before waivers A	1.44%		2.25%	2.36%	2.01%	2.05%	1.70%
Portfolio turnover rate E	20	% D	41%	31%	38%	40%	37%

A
The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

B	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

C	Amounts represent less than $0.01 per share.

D	Not annualized.

E
The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

G
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions.

H	Annualized.

38

Retirement Class				AMR Class
Six				Six
Months				Months
Ended		May 1 to		Ended
April 30,		October		April 30,		Year Ended October 31,
2010		31, 2009		2010		2009	2008	2007	2006	2005
(unaudited)				(unaudited)
$15.20		$11.78		$15.61		$13.25	$27.54	$24.86	$21.12	$18.58

0.09		0.12		0.17		0.37	0.72	0.73	0.63	0.50
0.57		3.30		0.58		2.99	(11.58)	4.33	4.92	2.33

0.66		3.42		0.75		3.36	(10.86)	5.06	5.55	2.83

—		—		(0.52)		(0.67)	(0.77)	(0.56)	(0.48)	(0.29)
—		—		—		(0.33)	(2.66)	(1.82)	(1.33)	—

—		—		(0.52)		(1.00)	(3.43)	(2.38)	(1.81)	(0.29)

0.00		0.00		0.00		0.00	0.00	0.00	0.00	0.00

$15.86		$15.20		$15.84		$15.61	$13.25	$27.54	$24.86	$21.12

4.34	%D	29.03	%D	4.83	%D	27.70%	(44.65)%	21.86%	27.88%	15.32%

$1		$1		$445,480		$431,499	$328,083	$672,680	$563,231	$448,096

1.49%		1.48	%H	0.45%		0.48%	0.41%	0.42%	0.45%	0.44%
1.49%		1.48	%H	0.45%		0.48%	0.41%	0.42%	0.45%	0.44%
1.12%		1.72	%H	2.15%		3.00%	3.24%	2.77%	2.76%	2.49%
1.12%		1.72	%H	2.15%		3.00%	3.24%	2.77%	2.76%	2.49%
20	%D	41	%F	20	%D	41%	31%	38%	40%	37%

39

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Delivery of Documents

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, Investor, Advisor and Retirement Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds, American Beacon Emerging Markets Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 04//10

00074814

GUIDANCE | VISION | EXPERIENCE

American Beacon
FUNDS℠

Semi-Annual Report

April 30, 2010

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon	1
Market and Performance Overviews	2-10

American Beacon Schedules of Investments

Balanced Fund	10
Large Cap Growth Fund	20
Mid-Cap Value Fund	23

Additional Information	Back Cover

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Fellow Shareholders,

Over the past six months, one universal theme seems to have emerged: while sudden and significant volatility may characterize the new economic world order, it doesn’t mean investors can’t benefit. Opportunity abounds for those who know how to capitalize on it.

Fortunately, this theme also underlies our investment philosophy at American Beacon:

With portfolios invested for the new economic reality—and conservatively managed for the longer term—we believe investors are better positioned to ride out the inevitable economic storms, whenever and wherever they occur.

It’s a philosophy that has served our shareholders well. It also explains how, in the face of continued weakness in the U.S. job and housing markets and mounting sovereign debt worries in Europe, our domestic equity-exposed funds could generate such respectable returns for the six-month period ended April 30, 2010. The American Beacon Balanced Fund (Institutional Class) returned 11.35%; the American Beacon Large Cap Growth Fund (Institutional Class) generated 14.28% and the American Beacon Mid-Cap Value Fund (Institutional Class) rose an impressive 25.05% over this period. Please note that the recent growth rate in the stock market has produced short-term returns that are not typical and may not continue in the future.

As global volatility has become the new norm, our focus at American Beacon remains trained on anticipating opportunities and meeting the challenges investors face today and will likely face tomorrow. This is what drives the composition of our fund line-up and the development of our new offerings in the last year.

It’s also a reflection of our commitment to you, a commitment we summarize as: Oversight 360°. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.

As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Thank you for your continued investment in the American Beacon Funds and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon Funds	1	April 30, 2010

Domestic Equity Market Overview
April 30, 2010 (Unaudited)

In the face of continued weakness in the U.S. employment rate and the U.S. housing market and mounting sovereign debt worries abroad, the S&P 500 still managed to return an impressive 16.43% for the six months ended April 30, 2010. Buoyed by relatively healthy corporate earnings, the broader market performance reflected the economic optimism represented by: resilient personal spending on the part of the U.S. consumer; improved credit market conditions; and enhanced corporate efficiency. Still, corporate earnings remain below the long-term trend. Earnings still have room to grow, which bodes well for investors.

Another positive for investors comes from the fact that the retrenchment by Corporate America in the form of cost-cutting and improved operating efficiencies, which became apparent as 2009’s fourth quarter earnings season unfolded, is expected to continue providing added operating leverage. This was hardly an insignificant trend. During the fourth quarter, incremental pre-tax margins for companies in the S&P 500 Index were an astounding 64%, in other words, every $1 in incremental revenue gain resulted in $0.64 in additional pre-tax earnings. This improved corporate free cash flow put substantial cash reserves back onto balance sheets. That cash was expected to find its way into investors’ hands through increased dividends and/or share repurchases.

Despite flat income growth, the consumer resurfaced during the last six months, implying that there may have been an accompanying decline in the savings rate. Willingness of the consumer to spend was significant since consumer spending comprises two-thirds of the U.S. economy (based on GDP), making it a critical factor in gauging economic progress.

In addition to the consumer, other signs of economic expansion emerged since last October: productivity recovered, while inflation stayed in check, and the Fed remained accommodative. Cyclical sectors naturally performed well in this environment. Consumer Discretionary, Industrial, and Financial companies led the U.S. equity markets in returns, while Telecommunications, Energy, and Consumer Staples lagged. Value stocks also remained in favor, outpacing their growth counterparts across the market cap spectrum.

We continue to find compelling investment opportunities as the economic recovery builds momentum. Three core factors provide support for our optimism:

•	Corporate earnings and the U.S. economy are recovering from one of the deepest recessions since the Great Depression, which should amplify the magnitude of the equity market’s recovery.

•	Companies have retrenched to such a level that modest increases in demand should be disproportionately accretive to earnings.

•	The recovery of value stocks tends to carry on for several successive years following sizable market dislocations akin to 2008.

With these dynamics underlying the domestic equity market, we feel there is some cause for continued investor optimism for the remainder of the year.

2

Performance Overview
American Beacon Balanced FundSM
April 30, 2010 (Unaudited)

The Balanced Fund’s Institutional Class returned 11.35% for the six months ended April 30, 2010, lagging the 60% Russell 1000® Value Index/40% Barclays Capital Aggregate Index benchmark return of 11.56% but outperforming the Lipper Mixed Asset Target Allocation Growth Funds Index return of 11.10% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/10
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,6)	11.35%	31.47%	3.80%	6.19%
Y Class (1,2,6)	11.27%	31.37%	3.78%	6.18%
Investor Class(1,6)	11.17%	31.01%	3.53%	5.92%
Advisor Class(1,3,6)	11.11%	30.82%	3.25%	5.78%
AMR Class(1,6)	11.53%	31.81%	4.07%	6.48%
Balanced Composite Index (4)	11.56%	27.88%	3.67%	4.99%
Russell 1000 Value Index(5)	17.77%	42.28%	1.93%	3.48%
Barclays Capital Aggregate Index(5)	2.54%	8.30%	5.38%	6.43%
Lipper Mixed-Asset Target Allocations Growth Funds Index(5)	11.10%	32.44%	4.16%	4.15%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.
Fund performance for the six month, one-year, five-year and ten-year periods represents the total returns achieved by the Institutional Class from 4/30/00 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/00.

3.
Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/00 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/00. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.

4.
To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.

5.
The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor and AMR Class shares was 0.61%, 0.71%, 0.90%, 1.10% and 0.36%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the six-month period, the Fund’s assets on average were invested 63% in equities (including equitized cash) and 37% in fixed-income securities, ending the period with approximately 64% invested in equities and 36% in fixed-income securities.

The equity portion of the Fund (excluding equitized cash) returned 17.16% for the period, slightly trailing the Russell 1000 Value Index (“the Index”) return of 17.77%. The Fund’s poor performance versus the Index was entirely due to stock selection as sector allocation added value relative to the Index.

The Fund’s holdings in the Consumer Discretionary, Information Technology, and Telecommunication Services sectors detracted the most value from relative performance. Companies in the Consumer Discretionary sector that had the most negative impact on the Fund’s underperformance were CBS (up 35.3%), Time Warner Cable (up 43.9%), and J.C. Penney (down 11.1%) for the period the Fund owned the securities. In the Information Technology sector, Intel (up 20.9%) and Hewlett Packard (up 9.8%) for the period the Fund owned the securities were the largest detractors from performance. AT&T (up 4.8% for the period the Fund owned the security) hurt relative returns in the Telecommunication Services sector.

During the six-month period, a significant underweighting in Energy, the second worst performing sector in the Index, and an overweighting in Industrials, the second best performing sector in the Index, added value to the Fund’s relative returns through sector allocation. Excess performance from the Fund’s allocation to

3

Performance Overview
American Beacon Balanced FundSM
April 30, 2010 (Unaudited)

the aforementioned sectors was somewhat offset by underperformance resulting from an underweighting in Consumer Discretionary, the best performing sector in the Index, and an overweighting in the Consumer Staples sector.

The fixed income portion of the Fund returned 2.95% for the six-month period, outperforming the Barclays Capital Aggregate Index return of 2.54%. The Fund’s fixed income excess performance was mostly due to a more than two times overweighting in the Corporates sector and the Fund’s underweight in U.S. Treasuries.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings

% of
Net Assets
ConocoPhillips	2.6%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.7%
International Business Machines Corp.	1.7%
Hewlett-Packard Co.	1.4%
Honeywell International, Inc.	1.3%
Raytheon Co.	1.3%
PNC Financial Services Group, Inc.	1.3%
Pfizer, Inc.	1.2%

Equity Sector Allocation

% of
Equities
Financials	24.2%
Industrials	15.8%
Energy	12.4%
Information Technology	12.1%
Health Care	10.2%
Consumer Discretionary	7.9%
Consumer Staples	7.6%
Utilities	4.8%
Telecommunication Services	2.8%
Materials	2.2%

Fixed-Income Sector Allocation

% of
Fixed Income
Corporate	47.5%
Mortgage-Backed	18.8%
U.S. Treasury	15.7%
Agency	14.4%
Asset-Backed	2.8%
Municipal/Other Governments	0.8%

4

Performance Overview
American Beacon Large Cap Growth FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the Large Cap Growth Fund returned 14.28% for the six months ended April 30, 2010, compared to the Russell 1000® Growth Index (“Index”) return of 15.79% and the Lipper Large-Cap Growth Funds Index return of 15.31%.

	Annualized Total Returns
	Periods Ended 4/30/10			Since Incep.
	6 Months*	1 Year	5 Years	(7/31/00)
Institutional Class(1,4)	14.28%	32.39%	0.77%	-4.93%
Y Class (1,2,4)	14.28%	32.39%	0.77%	-4.93%
AMR Class(1,4)	14.50%	32.83%	1.09%	-4.72%
Russell 1000 Growth Index(3)	15.79%	38.16%	4.05%	-3.52%
Lipper Large-Cap Growth Funds Index(3)	15.31%	37.06%	3.48%	-3.93%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2004. Performance prior to waiving the fees was lower than the actual returns shown for periods since 2004.

2.
Fund performance for the six month, one-year, five-year and since inception periods represents the total returns achieved by the Institutional Class from 7/31/00 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 7/31/00.

3.
The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, and AMR Class shares was 0.95%, 1.05%, and 0.64%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index entirely through stock selection as sector allocation added value relative to the Index. From a stock selection standpoint, the Fund was hurt most by poor stock selection in the Financials and Industrials sectors. Companies, in the Financials sector, with the greatest negative impact to the Fund’s performance included Knight Capital Group (down 13.3%) and Western Union (down 6.8%) for the period the Fund owned the securities. In the Industrials sector, Fluor (up 7.8%) and H&R Block (down 7.0%) for the period the Fund owned the securities, detracted the most value relative to the Index.

The Fund’s six times underweighting in the Consumer Staples sector generated positive returns from a sector allocation perspective. An overweighting in Industrials and Consumer Discretionary, the two best performing sectors in the Index, as well as an absence from Utilities, the worst performing sector in the Index, also added relative value. A more than two times overweighting in the Energy sector produced negative returns, slightly offsetting the aforementioned good performance.

Looking forward, the Fund’s sub-advisors will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

Top Ten Holdings

% of
Net Assets
Apple Computer, Inc.	3.1%
Cognizant Technology Solutions Corp.	2.5%
Hewlett-Packard Co.	2.4%
Cisco Systems, Inc.	2.2%
priceline.com, Inc.	2.0%
Oracle Corp.	1.8%
Visa, Inc.	1.8%
Microsoft Corp.	1.7%
Goldman Sachs Group, Inc.	1.7%
Target Corp.	1.5%

Equity Sector Allocation

% of
Equities
Information Technology	33.6%
Consumer Discretionary	19.0%
Industrials	16.9%
Health Care	10.9%
Financials	8.2%
Energy	6.9%
Consumer Staples	2.7%
Materials	1.8%

5

Performance Overview
American Beacon Mid-Cap Value FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the Mid-Cap Value Fund returned 25.05% for the six months ended April 30, 2010. The Fund lagged the Russell Midcap® Value Index (“Index”) return of 26.54% but outperformed the Lipper Mid-Cap Value Funds Index return of 22.82%.

	Annualized Total Returns
	Periods Ended 4/30/10
				Since
				Incep.
	6 Months*	1 Year	5 Years	(6/30/04)
Institutional Class(1,3,7)	25.05%	57.77%	5.26%	6.13%
Y Class (1,4,7)	25.05%	57.77%	5.26%	6.13%
Investor Class (1,2,7)	24.93%	57.32%	5.01%	5.92%
Advisor Class (1,5,7)	24.52%	56.95%	4.99%	5.90%
AMR Class (1,7)	25.01%	57.87%	5.40%	6.25%
Russell Midcap® Value Index(6)	26.54%	54.39%	5.18%	6.68%
Lipper Mid-Cap Value Funds Index(6)	22.82%	49.95%	5.22%	5.47%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2005. Performance prior to waiving fees was lower than the actual returns shown for periods through 2005.

2.
Fund performance for the since inception period represents the total returns achieved by the AMR Class from 6/30/04 up to 3/1/06, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/04. A portion of the fees charged to the Investor Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.

3.
Fund performance for the since inception period represents the total returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than actual returns shown since 2007.

4.
Fund performance for the six month, one-year, five-year and since inception period represents the total returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class from 12/1/05 to 3/1/10 its inception. Expenses of the Institutional and AMR Classes are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than actual returns shown since 2007.

5.
Performance shown prior to the 6/29/07 inception of the Advisor Class is that of the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 6/29/07. Because the AMR, Institutional and Investor Classes had lower expenses, their performance was better than the Advisor Class would have realized during the same period. A portion of the fees charged to the Advisor Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.

6.
The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, and AMR Class shares was 1.15%, 1.25%, 1.36%, 1.60%, and 0.84%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index entirely through stock selection as sector allocation added value relative to the Index.

Holdings in the Information Technology, Consumer Discretionary, and Energy sectors detracted the most relative value from the Fund’s performance through stock selection. In the Information Technology sector, the Fund’s investments in Alcatel Lucent (down 13.3%), Motorola (down 17.5%), and Tech Data (down 0.2% for the period the Fund owned the security) had the largest negative impact on the Fund’s performance. In the Consumer Discretionary sector, GameStop (down 2.9%), Whirlpool (up 16.0%), and Limited Brands (up 25.6%) were the largest detractors for the period the Fund owned the securities. Murphy Oil (down 1.3%) and El Paso (up 22.9%), for the period the Fund owned the securities, were the Energy sector companies that hurt the Fund’s relative performance most.

6

Performance Overview
American Beacon Mid-Cap Value FundSM
April 30, 2010 (Unaudited)

A significant overweighting in Consumer Discretionary, the best performing sector in the Index, added relative value through sector allocation.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

Top Ten Holdings

% of
Net Assets
L-3 Communications Holdings, Inc.	2.8%
Willis Group Holdings plc	2.4%
Fifth Third Bancorp	2.4%
Stanley Black & Decker, Inc.	2.3%
PNC Financial Services Group, Inc.	2.2%
Tyco Electronics Ltd.	1.6%
Protective Life Corp.	1.6%
Eaton Corp.	1.5%
Capital One Financial Corp.	1.5%
Torchmark Corp.	1.4%

Equity Sector Allocation

% of
Equities
Financials	28.3%
Consumer Discretionary	20.2%
Industrials	14.2%
Information Technology	11.1%
Health Care	10.8%
Utilities	7.9%
Energy	3.4%
Consumer Staples	3.2%
Materials	0.9%

7

Fund Expenses — Actual
April 30, 2010 (Unaudited)
Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

		Large Cap
Institutional Class	Balanced Fund	Growth Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,113.53	$1,142.75	$1,250.53
Expenses Paid During Period 11/1/09-4/30/10 *	$3.09	$4.78	$5.41
Annualized Expense Ratio	0.59%	0.90%	0.97%

		Large Cap
Y Class	Balanced Fund	Growth Fund	Mid-Cap Value Fund
Beginning Account Value 3/1/10**	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,049.18	$1,048.06	$1,109.67
Expenses Paid During Period 3/1/10-4/30/10 **	$1.18	$1.78	$1.91
Annualized Expense Ratio	0.70%	1.06%	1.10%

Investor Class	Balanced Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,111.71	$1,249.35
Expenses Paid During Period 11/1/09-4/30/10 *	$4.82	$6.80
Annualized Expense Ratio	0.92%	1.22%

Advisor Class	Balanced Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,111.10	$1,245.17
Expenses Paid During Period 11/1/09-4/30/10 *	$5.71	$8.07
Annualized Expense Ratio	1.09%	1.45%

AMR Class	Balanced Fund	Large Cap Growth Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/2010	$1,115.30	$1,144.99	$1,250.06
Expenses Paid During Period 11/1/09-4/30/10 *	$1.73	$3.51	$4.30
Annualized Expense Ratio	0.33%	0.66%	0.77%

*
Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**
Beginning account value for Y Class is the inception date of 3/1/10. Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (61) by days in the year (365).

8

Fund Expenses — Hypothetical
April 30, 2010 (Unaudited)

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

		Large Cap
Institutional Class	Balanced Fund	Growth Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,021.87	$1,020.33	$1,019.98
Expenses Paid During Period 11/1/09-4/30/10 *	$2.96	$4.51	$4.86
Annualized Expense Ratio	0.59%	0.90%	0.97%

		Large Cap
Y Class	Balanced Fund	Growth Fund	Mid-Cap Value Fund
Beginning Account Value 3/1/10**	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,007.18	$1,006.58	$1,006.51
Expenses Paid During Period 3/1/10-4/30/10 **	$1.18	$1.79	$1.85
Annualized Expense Ratio	0.70%	1.06%	1.10%

Investor Class	Balanced Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,020.23	$1,018.74
Expenses Paid During Period 11/1/09-4/30/10 *	$4.61	$6.11
Annualized Expense Ratio	0.92%	1.22%

Advisor Class	Balanced Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,019.39	$1,017.60
Expenses Paid During Period 11/1/09-4/30/10 *	$5.46	$7.25
Annualized Expense Ratio	1.09%	1.45%

		Large Cap
AMR Class	Balanced Fund	Growth Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,023.16	$1,021.52	$1,020.98
Expenses Paid During Period 11/1/09-4/30/10 *	$1.66	$3.31	$3.86
Annualized Expense Ratio	0.33%	0.66%	0.77%

*
Expenses are equal to the Fund’s annualized expense ratios for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**
Beginning account value for Y Class is the inception date of 3/1/10. Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (61) by days in the year (365).

9

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 60.54%

CONSUMER DISCRETIONARY - 4.76%
Hotels, Restaurants & Leisure - 1.26%
Carnival Corp.	100,800	$4,203
McDonald’s Corp.	55,900	3,946
Wyndham Worldwide Corp.	120,000	3,217

		11,366

Media - 1.29%
CBS Corp.	97,000	1,572
Comcast Corp.	138,800	2,617
Interpublic Group of Cos., Inc. ^	186,400	1,661
Time Warner Cable, Inc.	42,100	2,368
Walt Disney Co. Ltd.	92,400	3,404

		11,622

Multiline Retail - 1.30%
J.C. Penney Company, Inc.	100,100	2,920
Target Corp.	67,700	3,850
Wal-Mart Stores, Inc.	92,800	4,979

		11,749

Specialty Retail - 0.91%
Gap, Inc.	60,300	1,491
The Home Depot, Inc.	130,050	4,584
Limited Brands, Inc.	78,000	2,091

		8,166

Total Consumer Discretionary		42,903

CONSUMER STAPLES - 4.61%
Beverages - 1.02%
Coca-Cola Co.	34,400	1,839
Diageo plc, ADR	68,200	4,647
PepsiCo, Inc.	41,200	2,687

		9,173

Food & Drug Retailing - 0.87%
CVS Caremark Corp.	115,700	4,273
Safeway, Inc.	99,500	2,348
Sysco Corp.	38,600	1,217

		7,838

Food Products - 0.16%
Kraft Foods, Inc.	49,600	1,468

Household Products - 0.26%
The Procter & Gamble Co.	38,000	2,362

Tobacco - 2.30%
Altria Group, Inc.	103,000	2,183
Imperial Tobacco Group plc, ADR	121,900	6,947
Lorillard, Inc.	20,600	1,614
Philip Morris International, Inc.	204,500	10,037

		20,781

Total Consumer Staples		41,622

ENERGY - 7.52%
Energy Equipment & Services - 0.19%
Transocean Ltd. ^	23,800	1,724

Oil & Gas - 7.33%
BP plc, ADR	191,700	9,997
Chevron Corp.	94,028	7,658
ConocoPhillips	394,976	23,379
Devon Energy Corp.	21,000	1,414
Duke Energy Corp.	70,700	1,186
Exxon Mobil Corp.	119,500	8,108
Marathon Oil Corp.	26,400	849
Occidental Petroleum Corp.	63,200	5,603
Royal Dutch Shell plc, ADR	130,400	7,913

		66,107

Total Energy		67,831

FINANCIALS - 14.63%
Banks - 9.13%
Bank of America Corp.	924,280	16,480
Bank of New York Mellon Corp.	70,900	2,207
Citigroup, Inc. ^	1,366,003	5,969
Goldman Sachs Group, Inc.	16,700	2,425
JPMorgan Chase & Co.	444,734	18,937
KeyCorp	158,757	1,432
PNC Financial Services Group, Inc.	174,958	11,759
State Street Corp.	101,300	4,407
SunTrust Banks, Inc.	38,900	1,152
U.S. Bancorp	93,060	2,491
Wells Fargo & Co.	456,398	15,111

		82,370

Diversified Financials - 1.97%
American Express Co.	153,500	7,079
Capital One Financial Corp.	112,300	4,875
Morgan Stanley Dean Witter & Co.	125,600	3,796
SLM Corp. ^	165,200	2,022

		17,772

Insurance - 3.53%
ACE Ltd.	77,500	4,122
Allstate Corp.	87,800	2,869

See accompanying notes

10

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Genworth Financial, Inc. ^	186,500	$3,081
Hartford Financial Services Group, Inc.	62,700	1,791
Lincoln National Corp.	80,600	2,466
MetLife, Inc.	152,288	6,941
Prudential Financial, Inc.	29,400	1,869
Travelers Cos., Inc.	91,100	4,622
XL Capital Ltd.	228,100	4,060

		31,821

Total Financials		131,963

HEALTH CARE - 6.17%
Health Care Equipment & Supplies - 0.54%
Baxter International, Inc.	94,500	4,462
Zimmer Holdings, Inc. ^	7,600	463

		4,925

Health Care Providers & Services - 1.19%
Cardinal Health, Inc.	69,100	2,397
CIGNA Corp.	142,900	4,581
UnitedHealth Group, Inc.	32,700	991
WellPoint, Inc. ^	50,900	2,739

		10,708

Pharmaceuticals - 4.44%
Amgen, Inc. ^	30,400	1,744
Bristol-Myers Squibb Co.	384,800	9,732
Eli Lilly & Co.	175,000	6,120
Johnson & Johnson	89,900	5,780
Merck & Co., Inc.	175,676	6,156
Pfizer, Inc.	626,454	10,474

		40,006

Total Health Care		55,639

INDUSTRIALS - 9.58%
Aerospace & Defense - 3.15%
Boeing Co.	95,000	6,881
Lockheed Martin Corp.	51,200	4,346
Northrop Grumman Corp.	46,700	3,168
Raytheon Co.	200,700	11,701
United Technologies Corp.	30,800	2,308

		28,404

Air Freight & Couriers - 0.26%
FedEx Corp.	25,700	2,313

Construction & Engineering - 0.20%
Shaw Group, Inc. ^	46,600	1,784

Industrial Conglomerates - 3.55%
3M Co.	63,300	5,613
General Electric Co.	502,000	9,468
Honeywell International, Inc.	249,400	11,839
Textron, Inc.	100,000	2,284
Tyco International Ltd.	73,325	2,844

		32,048

Machinery - 2.42%
Caterpillar, Inc.	40,000	2,724
Cummins, Inc.	34,700	2,506
Eaton Corp.	34,400	2,654
Illinois Tool Works, Inc.	54,100	2,765
ITT Industries, Inc.	77,000	4,279
PACCAR, Inc.	147,900	6,880

		21,808

Total Industrials		86,357

INFORMATION TECHNOLOGY - 7.33%
Computers & Peripherals - 3.36%
Dell, Inc. ^	137,000	2,217
Hewlett-Packard Co.	251,100	13,050
International Business Machines Corp.	116,800	15,067

		30,334

Diversified Telecommunication Services - 0.49%
Nokia Corp., ADR ^	364,800	4,436

Electronic Equipment & Instruments - 1.52%
Intel Corp.	405,300	9,253
Tyco Electronics Ltd.	138,925	4,462

		13,715

IT Consulting & Services - 0.10%
Accenture plc	20,400	890

Software - 1.86%
CA, Inc.	250,574	5,715
Microsoft Corp.	305,100	9,318
Oracle Corp.	66,100	1,708

		16,741

Total Information Technology		66,116

MATERIALS - 1.31%
Chemicals - 1.31%
Air Products & Chemicals, Inc.	35,800	2,749
Dow Chemical Co.	68,300	2,106
E. I. du Pont de Nemours & Co.	107,000	4,263

See accompanying notes

11

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
PPG Industries, Inc.	38,500	$2,709

Total Materials		11,827

TELECOMMUNICATION SERVICES - 1.71%
Diversified Telecommunication - 0.88%
Vodafone Group plc, ADR	355,800	7,899

Diversified Telecommunication Services - 0.83%
AT&T, Inc.	229,377	5,977
Verizon Communications, Inc.	52,808	1,526

		7,503

Total Telecommunication Services		15,402

UTILITIES - 2.92%
Electric Utilities - 2.31%
CenterPoint Energy, Inc.	177,100	2,543
Dominion Resources, Inc.	107,400	4,489
Edison International	65,900	2,265
Entergy Corp.	47,400	3,853
Exelon Corp.	122,100	5,323
FPL Group, Inc.	44,400	2,311

		20,784

Gas Utilities - 0.61%
Spectra Energy Corp.	236,100	5,510

Total Utilities		26,294

Total Common Stocks		545,954

	Par
	Amount
AGENCIES - 0.09%
Agency - 0.09%
EDF SA, 4.60%, Due 1/27/2020 ‡	$320	320
Petrobras International Finance Co., 6.875%, Due 1/20/2040	125	130
Petroleos Mexicanos, 6.00%, Due 3/5/2020 ‡	325	334

Total Agencies		784

CORPORATE OBLIGATIONS - 17.22%
Finance - 5.38%
Aegon Funding Corp., 5.75%, Due 12/15/2020	350	349
American Express Co., 8.15%, Due 3/19/2038	325	428
American Express Credit Corp., 5.875%, Due 5/2/2013	710	776
Ameriprise Financial, Inc., 5.35%, Due 11/15/2010	775	793
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012 ‡	350	353
Bank of America Corp.,
6.50%, Due 8/1/2016	2,090	2,254
7.80%, Due 9/15/2016	700	782
6.00%, Due 9/1/2017	400	415
Bank of New York Mellon Corp., 4.95%, Due 11/1/2012	355	385
Bank One Corp., 4.90%, Due 4/30/2015	250	256
Barclays Bank plc,
3.90%, Due 4/7/2015	330	334
6.75%, Due 5/22/2019	350	393
Bear Stearns Cos., Inc.,
6.40%, Due 10/2/2017	555	614
7.25%, Due 2/1/2018	340	392
Berkshire Hathaway Finance Corp., 5.75%, Due 1/15/2040	360	366
Berkshire Hathaway, Inc., 1.40%, Due 2/10/2012	2,110	2,125
BNP Paribas, 0.695%, Due 4/8/2013 #	800	800
Citigroup, Inc.,
6.375%, Due 8/12/2014	1,170	1,262
0.529%, Due 11/5/2014 #	320	297
6.01%, Due 1/15/2015	540	575
6.125%, Due 11/21/2017	760	790
8.50%, Due 5/22/2019	650	767
CME Group, Inc.,
5.40%, Due 8/1/2013	260	286
5.75%, Due 2/15/2014	565	625
CNA Financial Corp., 7.35%, Due 11/15/2019	245	262
Countrywide Financial Corp., 5.80%, Due 6/7/2012	235	250
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	700	726
5.30%, Due 8/13/2019	325	340
Deutsche Bank AG, 3.875%, Due 8/18/2014	325	336
Fifth Third Bancorp, 8.25%, Due 3/1/2038	1,500	1,655
General Electric Capital Corp.,
5.25%, Due 10/19/2012	285	307
0.495%, Due 1/8/2016 #	1,125	1,031
5.625%, Due 5/1/2018	765	811
6.00%, Due 8/7/2019	350	378

See accompanying notes

12

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
5.50%, Due 1/8/2020	$250	$260
5.875%, Due 1/14/2038	625	618
Goldman Sachs Group, Inc.,
5.125%, Due 1/15/2015	285	294
5.35%, Due 1/15/2016	725	739
6.25%, Due 9/1/2017	650	680
5.95%, Due 1/18/2018	280	287
6.75%, Due 10/1/2037	1,402	1,359
Hartford Financial Services Group, Inc., 7.90%, Due 6/15/2010	305	308
HSBC Finance Corp., 5.25%, Due 1/14/2011	1,400	1,437
ING Bank, NV, 5.125%, Due 5/1/2015 ‡	450	471
John Hancock Global Funding II, 7.90%, Due 7/2/2010 ‡	25	25
JP Morgan Chase & Co.,
3.70%, Due 1/20/2015	1,705	1,740
6.00%, Due 1/15/2018	500	539
JP Morgan Chase Bank, NA, 0.587%, Due 6/13/2016 #	415	390
Liberty Mutual Insurance Co., 7.875%, Due 10/15/2026 ‡	1,500	1,607
Lincoln National Corp., 4.75%, Due 2/15/2014	245	252
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 ‡	325	323
MassMutual Global Funding II, 0.412%, Due 12/6/2013 ‡ #	400	388
Mellon Funding Corp., 0.40%, Due 5/15/2014 #	250	247
Merrill Lynch & Co., Inc.,
6.40%, Due 8/28/2017	1,000	1,050
6.50%, Due 7/15/2018	260	272
6.11%, Due 1/29/2037	365	338
MetLife, Inc.,
5.375%, Due 12/15/2012	535	579
6.375%, Due 6/15/2034	350	373
Metropolitan Life Global Funding I, 0.507%, Due 3/15/2012 ‡ #	320	316
Monumental Global Funding III, 0.503%, Due 1/15/2014 ‡ #	325	310
Morgan Stanley,
0.783%, Due 10/15/2015 #	320	297
7.30%, Due 5/13/2019	350	384
5.625%, Due 9/23/2019	350	345
Nasdaq OMX Group,
4.00%, Due 1/15/2015	185	187
5.55%, Due 1/15/2020	185	188
Nordea Bank AB, 2.50%, Due 11/13/2012 ‡	350	354
PNC Funding Corp., 4.25%, Due 9/21/2015	460	476
Pricoa Global Funding I, 5.40%, Due 10/18/2012 ‡	175	189
ProLogis, 5.625%, Due 11/15/2016	550	544
Prudential Financial, Inc.,
4.50%, Due 7/15/2013	550	576
5.10%, Due 9/20/2014	550	589
Rabobank Nederland NV, 4.20%, Due 5/13/2014 ‡	200	210
Simon Property Group LP, 10.35%, Due 4/1/2019	325	421
State Street Corp., 4.30%, Due 5/30/2014	290	307
UBS AG, 5.875%, Due 12/20/2017	325	344
UnitedHealth Group, Inc.,
5.25%, Due 3/15/2011	765	792
6.625%, Due 11/15/2037	2,000	2,131
Wachovia Corp.,
0.673%, Due 10/15/2016 #	650	597
5.75%, Due 2/1/2018	775	834
Wells Fargo & Co., 5.625%, Due 12/11/2017	250	269
Westpac Banking Corp., 2.25%, Due 11/19/2012	430	435
Willis North America, Inc., 6.20%, Due 3/28/2017	360	369

		48,553

Industrials - 10.38%
Alltel Corp., 7.00%, Due 7/1/2012	300	334
Altria Group, Inc., 9.70%, Due 11/10/2018	365	459
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	350	360
American Honda Finance Corp., 4.625%, Due 4/2/2013 ‡	425	452
Amgen, Inc., 6.90%, Due 6/1/2038	1,480	1,741
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	470	483
5.00%, Due 4/15/2020 ‡	330	335
8.00%, Due 11/15/2039 ‡	125	162

See accompanying notes

13

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
AstraZeneca plc, 6.45%, Due 9/15/2037	$1,880	$2,155
AT&T Wireless Services, Inc., 8.75%, Due 3/1/2031	330	435
AT&T, Inc.,
5.10%, Due 9/15/2014	860	939
5.625%, Due 6/15/2016	400	444
5.50%, Due 2/1/2018	300	323
6.80%, Due 5/15/2036	150	164
6.40%, Due 5/15/2038	1,840	1,929
BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 ‡	650	657
Baxter International, Inc., 1.80%, Due 3/15/2013	230	230
Best Buy Co., Inc., 6.75%, Due 7/15/2013	415	464
Biogen Idec, Inc., 6.875%, Due 3/1/2018	1,500	1,671
Boeing Co., 1.875%, Due 11/20/2012	350	354
BP Capital Markets plc,
3.125%, Due 3/10/2012	415	430
3.875%, Due 3/10/2015	200	209
Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018	250	274
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	425	463
7.95%, Due 8/15/2030	205	255
CA, Inc., 5.375%, Due 12/1/2019	305	318
Cameron International Corp., 6.375%, Due 7/15/2018	215	229
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	382
5.55%, Due 3/1/2019	175	191
Canadian Natural Resources Ltd.,
6.70%, Due 7/15/2011	410	436
6.25%, Due 3/15/2038	365	384
Caterpillar Financial Services Corp.,
4.85%, Due 12/7/2012	545	588
1.90%, Due 12/17/2012	300	303
Cisco Systems, Inc., 5.90%, Due 2/15/2039	1,420	1,489
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	175	206
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	149
Comcast Corp.,
6.30%, Due 11/15/2017	480	532
5.875%, Due 2/15/2018	305	329
6.45%, Due 3/15/2037	2,630	2,755
6.55%, Due 7/1/2039	350	370
Computer Sciences Corp., 5.50%, Due 3/15/2013	310	335
ConocoPhillips,
4.60%, Due 1/15/2015	900	973
5.20%, Due 5/15/2018	425	458
5.75%, Due 2/1/2019	310	346
Con-way, Inc., 8.875%, Due 5/1/2010	1,850	1,850
Costco Wholesale Corp., 5.30%, Due 3/15/2012	825	886
Covidien International Finance SA,
5.15%, Due 10/15/2010	650	663
5.45%, Due 10/15/2012	360	393
6.55%, Due 10/15/2037	1,500	1,727
CRH America, Inc., 6.00%, Due 9/30/2016	835	914
Daimler Finance NA LLC,
7.75%, Due 1/18/2011	1,000	1,047
5.875%, Due 3/15/2011	450	467
5.75%, Due 9/8/2011	550	580
Dell, Inc.,
3.375%, Due 6/15/2012	290	302
5.875%, Due 6/15/2019	90	100
Deutsche Telekom AG, 8.50%, Due 6/15/2010	525	529
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015 ‡	530	528
6.35%, Due 3/15/2040 ‡	160	165
E. I. du Pont de Nemours & Co., 5.875%, Due 1/15/2014	560	628
Eaton Corp., 5.60%, Due 5/15/2018	340	366
EI Du Pont de Nemours & Co., 3.25%, Due 1/15/2015	635	648
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 ‡	350	370
Equity Residential, 5.125%, Due 3/15/2016	470	489
Express Scripts, Inc., 6.25%, Due 6/15/2014	570	639
FedEx Corp., 8.00%, Due 1/15/2019	900	1,124
France Telecom S.A., 4.375%, Due 7/8/2014	465	497

See accompanying notes

14

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
GlaxoSmithKline Capital, Inc.,
5.65%, Due 5/15/2018	$250	$277
6.375%, Due 5/15/2038	1,020	1,155
Hewlett-Packard Co.,
4.25%, Due 2/24/2012	585	618
4.50%, Due 3/1/2013	425	458
6.125%, Due 3/1/2014	460	523
Honeywell International, Inc., 4.25%, Due 3/1/2013	1,080	1,155
Hospira, Inc., 6.05%, Due 3/30/2017	360	395
International Business Machines Corp.,
4.75%, Due 11/29/2012	480	520
7.625%, Due 10/15/2018	770	965
ITT Corp., 4.90%, Due 5/1/2014	845	907
John Deere Capital Corp., 4.90%, Due 9/9/2013	670	732
Johnson Controls, Inc., 5.00%, Due 3/30/2020	505	515
Kellogg Co., 4.25%, Due 3/6/2013	500	532
Kerr-McGee Corp., 6.95%, Due 7/1/2024	380	429
Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018	335	368
Kraft Foods, Inc.,
7.00%, Due 8/11/2037	1,580	1,800
6.50%, Due 2/9/2040	245	264
L-3 Communications Corp., 5.20%, Due 10/15/2019 ‡	190	195
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	310	350
Lowe’s Companies, Inc.,
5.50%, Due 10/15/2035	210	208
6.65%, Due 9/15/2037	170	195
Marathon Oil Corp., 6.00%, Due 10/1/2017	415	454
Mead Johnson Nutrition Co., 4.90%, Due 11/1/2019 ‡	285	288
Medtronic, Inc., 3.00%, Due 3/15/2015	1,065	1,076
Nationwide Building Society, 5.50%, Due 7/18/2012 ‡	500	537
Norfolk Southern Corp., 5.75%, Due 4/1/2018	425	464
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	157
Novartis Capital Corp.,
1.90%, Due 4/24/2013	695	697
4.125%, Due 2/10/2014	560	597
Novartis Securities Investment Ltd., 5.125%, Due 2/10/2019	1,164	1,251
Oracle Corp., 6.50%, Due 4/15/2038	1,055	1,206
Pfizer, Inc., 4.45%, Due 3/15/2012	770	815
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	660	658
Raytheon Co.,
5.375%, Due 4/1/2013	550	603
4.40%, Due 2/15/2020	455	461
Rogers Communications, Inc., 6.80%, Due 8/15/2018	350	404
Safeway, Inc., 6.25%, Due 3/15/2014	535	600
Shell International Finance BV, 6.375%, Due 12/15/2038	1,760	1,995
Simon Property Group LP, 5.75%, Due 12/1/2015	460	497
Telecom Italia Capital SA, 4.95%, Due 9/30/2014	475	489
Telefonica Emisiones SAU,
5.984%, Due 6/20/2011	380	400
4.949%, Due 1/15/2015	515	546
6.421%, Due 6/20/2016	350	391
Thermo Fisher Scientific, Inc., 3.20%, Due 5/1/2015	240	241
Thomson Reuters Corp., 4.70%, Due 10/15/2019	350	359
Time Warner Cable, Inc.,
8.25%, Due 2/14/2014	300	354
5.85%, Due 5/1/2017	350	379
6.75%, Due 7/1/2018	545	618
7.30%, Due 7/1/2038	1,920	2,214
Time Warner, Inc., 4.875%, Due 3/15/2020	160	159
Transocean, Inc., 6.80%, Due 3/15/2038	3,170	3,502
Tyco Electronics Group SA,
6.55%, Due 10/1/2017	2,057	2,305
7.125%, Due 10/1/2037	1,750	1,967
Tyco International Finance SA,
4.125%, Due 10/15/2014	175	183
8.50%, Due 1/15/2019	385	488
Unilever Capital Corp., 7.125%, Due 11/1/2010	2,000	2,066

See accompanying notes

15

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Union Pacific Corp., 7.875%, Due 1/15/2019	$350	$428
United Technologies Corp.,
6.125%, Due 2/1/2019	190	218
6.125%, Due 7/15/2038	210	235
Valero Energy Corp.,
9.375%, Due 3/15/2019	155	190
6.625%, Due 6/15/2037	185	186
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	350	378
6.90%, Due 4/15/2038	275	312
Verizon Wireless Capital, LLC,
3.75%, Due 5/20/2011	360	371
8.50%, Due 11/15/2018	515	652
Viacom, Inc., 6.875%, Due 4/30/2036	2,880	3,150
Vodafone Group plc, 6.15%, Due 2/27/2037	365	380
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	442
6.50%, Due 8/15/2037	1,340	1,532
Waste Management, Inc.,
7.375%, Due 3/11/2019	255	303
6.125%, Due 11/30/2039	155	161
Wyeth Corp., 5.50%, Due 2/1/2014	890	987
Xerox Corp.,
5.65%, Due 5/15/2013	75	81
8.25%, Due 5/15/2014	160	187

		93,582

Other Government - 0.04%
Province of Ontario Canada, 4.10%, Due 6/16/2014	350	371

Utilities — 1.42%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	660	717
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	349
Dominion Resources, Inc.,
Series A, 5.60%, Due 11/15/2016	500	546
Series D, 8.875%, Due 1/15/2019	120	154
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	350	370
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	520	581
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	710
9.00%, Due 4/15/2019	260	325
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	505	546
6.125%, Due 10/15/2039	310	317
Exelon Generation Co. LLC, 6.25%, Due 10/1/2039	310	323
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	181
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	960	1,051
6.125%, Due 4/1/2036	350	365
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	175	198
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	350
Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012	845	931
Sempra Energy, 6.50%, Due 6/1/2016	315	358
Southern Power Co., 6.25%, Due 7/15/2012	705	772
Spectra Energy Capital Corp., 5.65%, Due 3/1/2020	310	326
Spectra Energy Capital LLC, 5.668%, Due 8/15/2014	310	336
TransCanada PipeLines Ltd., 7.625%, Due 1/15/2039	340	423
Union Electric Co., 6.70%, Due 2/1/2019	345	392
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	350	379
Westar Energy, Inc., 6.00%, Due 7/1/2014	175	195
Wisconsin Electric Power Co., 6.25%, Due 12/1/2015	570	657
Xcel Energy, Inc., 5.613%, Due 4/1/2017	869	931

		12,783

Total Corporate Obligations		155,289

MUNICIPAL SECURITIES - 0.27%
Municipal Obligations - 0.27%
Municipal Electric Authority of Georgia,
6.637%, Due 4/1/2057	1,420	1,489
6.655%, Due 4/1/2057	710	746

See accompanying notes

16

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
State of Illinois, 1.823%, Due 1/1/2011	$200	$201

Total Municipal Securities		2,436

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.25%
Commercial Mortgage Backed Securities - 1.25%
Banc of America Commercial Mortgage, Inc.,
2005-6 A1, 5.001%, Due 9/10/2047	261	262
2007-2 A2, 5.634%, Due 4/10/2049	700	727
Bear Stearns Commercial Mortgage Securities, Inc.,
2006-PWR14 A4, 5.201%, Due 12/11/2038	665	672
2006-PW13 A4, 5.54%, Due 9/11/2041	1,420	1,469
2004-PWR5 A4, 4.831%, Due 7/11/2042	2,010	2,044
Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due 10/15/2041	995	1,011
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD5 A4, 5.886%, Due 11/15/2044	930	941
JP Morgan Chase Commercial Mortgage Securities Corp.,
2004-CBX A4, 4.529%, Due 1/12/2037	555	568
2005-LDP1 A2, 4.625%, Due 3/15/2046	437	445
2007-CB19 A4, 5.937%, Due 2/12/2049	550	558
2007-CB20 A2, 5.629%, Due 2/12/2051	700	723
LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040	500	494
Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020	1,085	1,071
Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.924%, Due 6/15/2049	330	340

Total Non-Agency Mortgage-Backed Obligations		11,325

ASSET-BACKED SECURITIES - 1.00%
American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014	1,400	1,470
Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 ‡	650	650
BMW Floorplan Master Owner Trust, 2009-1A A, 1.404%, Due 9/15/2014 ‡ #	350	350
Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/15/2014	1,050	1,107
Citibank Credit Card Issuance Trust, 2009-A2 A2, 1.804%, Due 5/15/2014 #	650	668
Discover Card Master Trust, 2009-A2 A, 1.53%, Due 2/17/2015 #	200	204
Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 ‡	950	949
Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.804%, Due 9/15/2014 #	350	353
Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014	350	353
Honda Auto Receivables Owner Trust, 2009-3 A4, 3.30%, Due 9/15/2015	470	487
Hyundai Auto Receivables Trust, 2009-A A4, 3.15%, Due 3/15/2016	270	279
John Deere Owner Trust,
2009-A A3, 2.59%, Due 10/15/2013	480	487
2009-A A4, 3.96%, Due 5/16/2016	265	278
Nissan Master Owner Trust Receivables, 2010-2A A, 1.404%, Due 1/15/2015 ‡ #	650	652
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	325	325
2008-2 A4A, 6.24%, Due 7/20/2015	400	443

Total Asset-Backed Securities		9,055

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.54%
Federal Home Loan Mortgage Corporation - 2.03%
4.50%, Due 3/1/2019	557	584
5.00%, Due 10/1/2020	221	235
5.00%, Due 4/1/2023	850	900
5.00%, Due 8/1/2033	1,200	1,255
5.50%, Due 2/1/2034	1,010	1,071
5.00%, Due 3/1/2034	907	947
6.00%, Due 6/1/2034	646	703
6.00%, Due 8/1/2034	524	568
5.00%, Due 8/1/2035	844	878
5.00%, Due 9/1/2035	1,661	1,728
6.00%, Due 8/1/2036	626	672
5.50%, Due 11/1/2036	854	904
5.50%, Due 4/1/2037	1,085	1,148
5.50%, Due 5/1/2037	596	630
6.00%, Due 9/1/2037	362	389
5.50%, Due 12/1/2037	851	900
5.00%, Due 3/1/2038	1,301	1,350
6.00%, Due 3/1/2038	1,855	1,988
5.50%, Due 5/1/2038	461	487
5.50%, Due 10/1/2039	896	947

		18,284

Federal National Mortgage Association - 2.85%
5.50%, Due 2/1/2014	169	182
6.00%, Due 4/1/2016	181	195
5.00%, Due 12/1/2017	516	550

See accompanying notes

17

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
4.50%, Due 9/1/2018	$328	$346
4.00%, Due 8/1/2020	687	714
5.00%, Due 12/1/2023	459	485
5.00%, Due 3/1/2024	523	553
4.50%, Due 4/1/2024	646	673
5.00%, Due 3/1/2034	1,271	1,327
4.50%, Due 9/1/2034	606	618
5.50%, Due 12/1/2035	691	731
5.50%, Due 1/1/2036	881	931
5.00%, Due 2/1/2036	611	636
5.50%, Due 2/1/2036	619	654
5.00%, Due 3/1/2036	1,111	1,156
5.50%, Due 4/1/2036	820	867
6.00%, Due 9/1/2036	680	726
6.50%, Due 9/1/2036	1,283	1,394
5.50%, Due 12/1/2036	1,114	1,176
5.50%, Due 2/1/2037	1,108	1,170
5.50%, Due 8/1/2037	796	843
5.50%, Due 3/1/2038	1,871	1,973
5.00%, Due 4/1/2038	3,494	3,622
5.00%, Due 6/1/2038	1,639	1,700
5.50%, Due 6/1/2038	2,002	2,111
6.00%, Due 9/1/2038	402	428

		25,761

Government National Mortgage Association - 0.66%
7.00%, Due 12/15/2025	226	253
4.201%, Due 8/16/2026	512	524
6.50%, Due 8/15/2027	259	283
6.50%, Due 11/15/2027	268	293
7.50%, Due 12/15/2028	205	231
5.50%, Due 7/15/2033	682	731
6.00%, Due 12/15/2033	695	756
5.50%, Due 2/20/2034	935	998
5.50%, Due 2/15/2040	1,760	1,876

		5,945

Total U.S. Agency Mortgage-Backed Obligations		49,990

U.S. AGENCY OBLIGATIONS - 5.14%
Federal Farm Credit Bank - 0.07%
3.00%, Due 9/22/2014	600	614

Federal Home Loan Mortgage Corporation - 2.67%
4.50%, Due 1/15/2015	22,140	24,034

Federal National Mortgage Association - 2.38%
5.125%, Due 1/2/2014	645	705
4.625%, Due 10/15/2014	1,000	1,092
6.25%, Due 5/15/2029	12,200	14,282
6.00%, Due 4/18/2036	5,065	5,416

		21,495

Tennessee Valley Authority - 0.02%
5.25%, Due 9/15/2039	170	173

Total U.S. Agency Obligations		46,316

U.S. TREASURY OBLIGATIONS - 4.67%
1.375%, Due 2/15/2012	4,025	4,062
2.375%, Due 2/28/2015	4,150	4,153
4.25%, Due 8/15/2015	1,900	2,066
3.00%, Due 9/30/2016	1,000	1,001
3.125%, Due 10/31/2016	6,500	6,549
3.75%, Due 11/15/2018	4,000	4,086
3.625%, Due 2/15/2020	8,605	8,579
7.875%, Due 2/15/2021	1,200	1,635
6.25%, Due 8/15/2023	800	978
6.875%, Due 8/15/2025	580	756
5.25%, Due 11/15/2028	750	837
5.375%, Due 2/15/2031	775	880
4.75%, Due 2/15/2037	130	136
4.50%, Due 5/15/2038	2,370	2,369
4.50%, Due 8/15/2039	1,800	1,791
4.375%, Due 11/15/2039	2,260	2,203

Total U.S. Treasury Obligations		42,081

	Shares
SHORT TERM INVESTMENTS - 3.77%
American Beacon U.S. Government Money Market Select Fund §	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund	19,823,770	19,824

	Par
	Amount
U.S. Treasury, 0.14%, Due 6/17/2010 ¤	$2,978	2,977
0.14%, Due 7/15/2010 ¤	125	125
0.22%, Due 10/21/2010	5,000	4,995
0.01%, Due 4/7/2011	1,050	1,045
Total Short Term Investments		33,966

TOTAL INVESTMENTS 99.49% - (Cost $820,374)		897,196
OTHER ASSETS, NET OF LIABILITIES - 0.51%		4,583

TOTAL NET ASSETS - 100.00%		$901,779

See accompanying notes

18

American Beacon Balanced Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡
Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to$11,490 or 1.27% of net assets. The Fund has no right to demand registration of these securities.

#	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

§	The Fund is affiliated by having the same investment advisor.

¤	At April 30, 2010, security pledged as collateral for open futures contracts.

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	450	Jun 2010	$26,627	$470

See accompanying notes

19

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 92.89%

CONSUMER DISCRETIONARY - 17.63%
Hotels, Restaurants & Leisure - 1.34%
Cheesecake Factory, Inc. ^	24,035	$653
Yum! Brands, Inc.	9,600	407

		1,060

Internet & Catalog Retail - 3.56%
Amazon.com, Inc. ^	4,950	678
eBay, Inc. ^	23,967	571
priceline.com, Inc. ^	6,035	1,582

		2,831

Leisure Equipment & Products - 0.85%
Mattel, Inc.	29,393	678

Media - 0.78%
The McGraw-Hill Companies, Inc.	18,460	622

Multiline Retail - 3.72%
Costco Wholesale Corp.	9,400	555
Kohl’s Corp. ^	9,400	517
Nordstrom, Inc.	17,164	709
Target Corp.	20,654	1,175

		2,956

Specialty Retail - 6.48%
Aéropostale, Inc. ^	25,935	753
AutoZone, Inc. ^	3,943	729
Dollar Tree, Inc. ^	12,306	747
O’Reilly Automotive, Inc. ^	9,450	462
Ross Stores, Inc.	13,299	745
Staples, Inc.	16,800	395
Tiffany & Co.	14,823	719
Urban Outfitters, Inc. ^	16,100	604

		5,154

Textiles & Apparel - 0.90%
Coach, Inc.	17,079	713

Total Consumer Discretionary		14,014

CONSUMER STAPLES - 2.49%
Beverages - 0.52%
PepsiCo, Inc.	6,300	411

Household Products - 1.65%
Colgate-Palmolive Co.	8,038	676
The Procter & Gamble Co.	10,244	637

		1,313

Personal Products - 0.32%
The Esteé Lauder Companies, Inc.	3,900	257

Total Consumer Staples		1,981

ENERGY - 6.43%
Energy Equipment & Services - 4.00%
Dresser-Rand Group, Inc. ^	12,500	441
FMC Technologies, Inc. ^	6,050	410
Helmerich & Payne, Inc.	17,259	701
Schlumberger Ltd.	15,100	1,078
Transocean Ltd. ^	7,508	544

		3,174

Oil & Gas - 2.43%
EOG Resources, Inc.	3,500	392
Occidental Petroleum Corp.	12,005	1,064
Peabody Energy Corp.	10,200	477

		1,933

Total Energy		5,107

FINANCIALS - 7.63%
Banks - 3.14%
Goldman Sachs Group, Inc.	9,213	1,338
JPMorgan Chase & Co.	27,300	1,162

		2,500

Diversified Financials - 4.49%
Charles Schwab Corp.	20,100	388
Franklin Resources, Inc.	6,047	699
IntercontinentalExchange, Inc. ^	3,350	391
Invesco Ltd.	7,000	161
Mastercard, Inc.	2,050	508
Visa, Inc.	15,750	1,421

		3,568

Total Financials		6,068

HEALTH CARE - 10.18%
Biotechnology - 1.78%
Celgene Corp. ^	9,900	613
Gilead Sciences, Inc. ^	20,202	802

		1,415

Health Care Providers & Services - 3.20%
AmerisourceBergen Corp.	23,673	730
Express Scripts, Inc. ^	5,400	541
McKesson Corp.	10,659	691
UnitedHealth Group, Inc.	19,368	587

		2,549

See accompanying notes

20

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Pharmaceuticals - 5.20%
Abbott Laboratories	12,990	$665
Amgen, Inc. ^	11,200	642
Johnson & Johnson	10,045	646
Medco Health Solutions, Inc. ^	17,200	1,013
Shire plc, ADR	5,800	382
Teva Pharmaceutical Industries Ltd., ADR	13,350	784

		4,132

Total Health Care		8,096

INDUSTRIALS - 15.66%
Aerospace & Defense - 1.90%
Lockheed Martin Corp.	7,831	665
United Technologies Corp.	11,300	847

		1,512

Air Freight & Couriers - 0.51%
CH Robinson Worldwide, Inc.	6,700	404

Commercial Services & Supplies - 1.18%
ITT Educational Services, Inc. ^	6,284	636
New Oriental Education & Technology Group, ADR ^	3,200	299

		935

Construction & Engineering - 0.43%
Fluor Corp.	6,500	343

Electrical Equipment - 0.36%
First Solar, Inc. ^	2,000	287

Electronic Equipment & Instruments - 0.84%
Emerson Electric Co.	12,757	666

Energy - 0.72%
Walter Energy, Inc.	7,131	576

Industrial Conglomerates - 0.91%
3M Co.	8,182	726

Machinery - 7.38%
Danaher Corp.	12,900	1,087
Deere & Co.	17,746	1,062
Eaton Corp.	9,236	713
Flowserve Corp.	9,773	1,120
Illinois Tool Works, Inc.	11,400	582
Joy Global, Inc.	11,004	625
Parker Hannifin Corp. ^	9,829	680

		5,869

Road & Rail - 1.43%
Union Pacific Corp.	15,000	1,135

Total Industrials		12,453

INFORMATION TECHNOLOGY - 31.19%
Communications Equipment - 4.37%
Cisco Systems, Inc. ^	64,379	1,733
Corning, Inc.	34,075	656
Juniper Networks, Inc. ^	7,350	209
QUALCOMM, Inc.	22,600	875

		3,473

Computers & Peripherals - 10.91%
Apple Computer, Inc. ^	9,558	2,496
Dell, Inc. ^	25,200	408
EMC Corp. ^	59,611	1,133
Hewlett-Packard Co.	37,353	1,941
International Business Machines Corp.	5,150	664
SanDisk Corp. ^	16,792	670
Seagate Technology ^	36,959	679
Western Digital Corp. ^	16,568	681

		8,672

Electronic Equipment & Instruments - 2.59%
Agilent Technologies, Inc. ^	9,700	352
Broadcom Corp.	29,670	1,023
Intel Corp.	29,880	682

		2,057

Internet Software & Services - 2.46%
Baidu, Inc., ADR ^	630	434
Equinix, Inc. ^	6,700	675
Google, Inc. ^	1,620	851

		1,960

IT Consulting & Services - 2.47%
Cognizant Technology Solutions Corp. ^	38,448	1,968

Semiconductor Equipment & Products - 4.09%
Altera Corp.	27,543	698
Lam Research Corp. ^	9,500	385
Linear Technology Corp.	9,500	286
Marvell Technology Group Ltd. ^	23,300	481
QLogic Corp. ^	35,648	691
Texas Instruments, Inc.	27,263	709

		3,250

See accompanying notes

21

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Software - 4.30%
Citrix Systems, Inc. ^	8,000	$376
Microsoft Corp.	44,526	1,360
Oracle Corp.	56,107	1,450
Salesforce.com, Inc. ^	1,100	94
VMware, Inc. ^	2,300	142

		3,422

Total Information Technology		24,802

MATERIALS - 1.68%
Chemicals - 0.49%
Ecolab, Inc.	7,950	388

Metals & Mining - 1.19%
Cliffs Natural Resources, Inc.	9,100	569
Freeport-McMoRan Copper & Gold, Inc.	5,000	378

		947

Total Materials		1,335

Total Common Stocks		73,856

SHORT TERM INVESTMENTS - 5.76%
JPMorgan U.S. Government Money Market Fund	4,035,007	4,035

	Par
	Amount
U.S. Treasury,
0.14%, Due 6/17/2010 ‡	$193	193
0.14%, Due 7/15/2010 ‡	350	350

Total Short Term Investments		4,578

TOTAL INVESTMENTS 98.65% — (Cost $63,689)		78,434

OTHER ASSETS, NET OF LIABILITIES - 1.35%		1,076

TOTAL NET ASSETS - 100.00%		$79,510

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	At April 30, 2010, security pledged as collateral for open futures contracts.

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 500 Index	76	Jun 2010	$4,497	$(5)

See accompanying notes

22

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS - 94.06%

CONSUMER DISCRETIONARY - 18.24%
Auto Components - 1.65%
Advance Auto Parts, Inc.	17,300	$780
Magna International, Inc.	14,050	923

		1,703

Hotels, Restaurants & Leisure - 2.29%
International Game Technology	68,900	1,452
Royal Caribbean Cruises Ltd. ^	25,600	918

		2,370

Household Durables - 3.27%
Fortune Brands, Inc.	19,125	1,002
Stanley Black & Decker, Inc.	38,194	2,374

		3,376

Media - 1.43%
Omnicom Group, Inc.	34,525	1,473

Multiline Retail - 1.36%
J.C. Penney Company, Inc.	47,975	1,399

Specialty Retail - 6.77%
Family Dollar Stores, Inc.	31,900	1,262
GameStop Corp. ^	30,700	746
Hanesbrands, Inc. ^	42,800	1,218
Limited Brands, Inc.	43,100	1,155
Regis Corp.	39,625	758
Rent-A-Center, Inc. ^	29,200	754
Sherwin-Williams Co.	14,075	1,099

		6,992

Textiles & Apparel - 1.47%
Gildan Activewear, Inc. ^	40,375	1,168
Sealy Corp. ^	93,775	351

		1,519

Total Consumer Discretionary		18,832

CONSUMER STAPLES - 3.07%
Food & Drug Retailing - 1.00%
Sysco Corp.	32,700	1,031

Personal Products - 0.58%
Avon Products, Inc.	18,425	596

Tobacco - 1.49%
Lorillard, Inc.	9,400	737
Reynolds American, Inc.	15,000	801

		1,538

Total Consumer Staples		3,165

ENERGY - 3.27%
Energy Equipment & Services - 0.36%
Baker Hughes, Inc. ^	7,577	377

Oil & Gas - 2.91%
El Paso Corp.	83,400	1,009
Murphy Oil Corp.	20,200	1,215
Valero Energy Corp.	37,475	779

		3,003

Total Energy		3,380

FINANCIALS - 26.87%
Banks - 7.96%
Comerica, Inc.	30,350	1,275
Fifth Third Bancorp	164,450	2,452
First Horizon National Corp. ^	13,525	191
KeyCorp	64,875	585
New York Community Bancorp, Inc.	65,700	1,082
PNC Financial Services Group, Inc.	33,903	2,279
Primerica, Inc. ^	15,050	357

		8,221

Diversified Financials - 3.64%
Ameriprise Financial, Inc.	16,300	756
Capital One Financial Corp.	34,700	1,506
Marshall & Ilsley Corp.	63,850	581
SLM Corp. ^	74,900	917

		3,760

Insurance - 13.15%
Axis Capital Holdings Ltd.	32,900	1,025
The Chubb Corp.	19,200	1,015
CNO Financial Group, Inc. ^	92,050	543
Delphi Financial Group, Inc.	52,775	1,451
Fidelity National Financial, Inc.	72,700	1,104
Hartford Financial Services Group, Inc.	15,400	440
Protective Life Corp.	68,525	1,649
RenaissanceRe Holdings Ltd.	21,050	1,178
Torchmark Corp.	27,925	1,495
Validus Holdings Ltd.	28,932	740
Willis Group Holdings plc	72,545	2,499
XL Capital Ltd.	24,300	433

		13,572

See accompanying notes

23

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Real Estate - 2.12%
Annaly Capital Management, Inc.	55,300	$938
Hospitality Properties Trust	47,350	1,254

		2,192

Total Financials		27,745

HEALTH CARE - 10.26%
Health Care Equipment & Supplies - 2.58%
Immucor, Inc. ^	56,225	1,204
Zimmer Holdings, Inc. ^	24,025	1,463

		2,667

Health Care Providers & Services - 7.68%
Aetna, Inc.	35,425	1,047
Cardinal Health, Inc.	32,100	1,113
CIGNA Corp.	29,500	946
Coventry Health Care, Inc. ^	56,600	1,344
Laboratory Corp. of America Holdings ^	6,475	509
Mednax, Inc. ^	13,850	761
Omnicare, Inc.	46,200	1,284
Quest Diagnostics, Inc.	16,100	920

		7,924

Total Health Care		10,591

INDUSTRIALS - 13.51%
Aerospace & Defense - 5.25%
Goodrich Corp.	16,500	1,224
L-3 Communications Holdings, Inc.	30,750	2,877
Spirit Aerosystems Holdings, Inc. ^	59,650	1,323

		5,424

Commercial Services & Supplies - 0.72%
Dun & Bradstreet Corp.	9,700	747

Electrical Equipment - 0.96%
Cooper Industries plc	20,225	993

Machinery - 5.70%
Brady Corp.	43,200	1,484
Eaton Corp.	19,900	1,536
Graco, Inc.	27,500	954
ITT Industries, Inc.	16,500	917
SPX Corp.	14,200	992

		5,883

Road & Rail - 0.88%
Ryder System, Inc.	19,400	902

Total Industrials		13,949

INFORMATION TECHNOLOGY - 10.51%
Communications Equipment - 1.15%
Alcatel-Lucent, ADR	271,398	860
Motorola, Inc. ^	46,300	328

		1,188

Electrical Equipment - 0.73%
Molex, Inc.	33,600	753

Electronic Equipment & Instruments - 3.00%
Avnet, Inc. ^	44,425	1,420
Tyco Electronics Ltd.	52,175	1,676

		3,096

IT Consulting & Services - 2.51%
Alliance Data Systems Corp. ^	17,500	1,314
Computer Sciences Corp. ^	24,300	1,273

		2,587

Semiconductor Equipment & Products - 2.02%
Lam Research Corp. ^	23,850	967
Microchip Technology, Inc.	38,300	1,119

		2,086

Software - 1.10%
CA, Inc.	49,950	1,139

Total Information Technology		10,849

MATERIALS - 0.87%
Containers & Packaging - 0.87%
Jarden Corp.	27,825	894

UTILITIES - 7.46%
Electric Utilities - 5.12%
CenterPoint Energy, Inc.	64,600	928
Edison International	23,900	821
Pinnacle West Capital Corp.	23,100	863
PNM Resources, Inc.	61,425	835
Portland General Electric Co.	42,075	836
Xcel Energy, Inc.	46,300	1,007

		5,290

Gas Utilities - 2.34%
MDU Resources Group, Inc.	45,450	964
Sempra Energy	14,925	734

See accompanying notes

24

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
Spectra Energy Corp.	30,700	$716

		2,414

Total Utilities		7,704

Total Common Stocks		97,109

PREFERRED STOCKS - 0.98%

CONSUMER DISCRETIONARY - 0.98%
Textiles & Apparel - 0.98%
Sealy Corp.	9,571	1,014

SHORT TERM INVESTMENTS - 4.80%
JPMorgan U.S. Government Money Market Fund	4,145,346	4,145

	Par
	Amount
U.S. Treasury,
0.14%, Due 6/17/2010 ‡	$409	409
0.14%, Due 7/15/2010 ‡	400	400
Total Short Term Investments		4,954

TOTAL INVESTMENTS 99.84% — (Cost $89,541)		103,077
OTHER ASSETS, NET OF LIABILITIES - 0.16%		169

TOTAL NET ASSETS - 100.00%		$103,246

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡	At April 30, 2010, security pledged as collateral for open futures contracts.

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of	Expiration	Market	Appreciation/
	Contracts	Date	Value	(Depreciation)
Emini S&P 400 Index	59	Jun 2010	$4,847	$95

See accompanying notes

25

American Beacon Funds
Statements of Assets and Liabilities
April 30, 2010 (Unaudited) (in thousands except share and per share amounts)

		Large Cap	Mid-Cap
	Balanced Fund	Growth Fund	Value Fund
Assets:
Investments in unaffiliated securities, at value A	$892,196	$78,434	$103,077
Investments in affiliated securities, at value B	5,000	—	—
Receivable for investments sold	1,935	1,758	180
Dividends and interest receivable	3,734	26	57
Receivable for fund shares sold	2,041	251	295
Receivable for tax reclaims	11	—	—
Receivable for expense reimbursement	—	—	1
Prepaid expenses	43	19	37

Total assets	904,960	80,488	103,647

Liabilities:
Payable for investments purchased	1,750	728	48
Payable for fund shares redeemed	136	6	5
Payable for variation margin on open futures contracts	503	99	137
Management and investment advisory fees payable (Note 2)	557	112	173
Administrative service and service fees payable	89	3	15
Professional fees payable	16	11	10
Trustee fees payable	14	1	—
Prospectus and shareholder reports	70	13	9
Other liabilities	46	5	4

Total liabilities	3,181	978	401

Net Assets	$901,779	$79,510	$103,246

Analysis of Net Assets:
Paid-in-capital	937,353	90,826	110,250
Undistributed net investment income	4,716	27	220
Accumulated net realized (loss)	(117,582)	(26,083)	(20,855)

Unrealized appreciation of investments, futures contracts, and foreign currency	77,292	14,740	13,631

Net assets	$901,779	$79,510	$103,246

Shares outstanding (no par value):
Institutional Class	2,790,032	14,090	307,692

Y Class	3,562	185	118

Investor Class	8,293,519	N/A	3,406,948

Advisor Class	559,404	N/A	1,917

AMR Class	62,319,430	13,921,944	7,282,093

Net asset value, offering and redemption price per share:
Institutional Class	$12.81	$5.68	$9.41

Y Class	$12.80	$5.67	$9.41

Investor Class	$11.85	N/A	$9.35

Advisor Class	$12.30	N/A	$9.29

AMR Class	$12.21	$5.71	$9.40

A Cost of investments in unaffiliated securities	$815,374	$63,689	$89,541
B Cost of investments in affiliated securities	$5,000	$—	$—

See accompanying notes

26

American Beacon Funds
Statements of Operations
Six Months ended April 30, 2010 (in thousands) (Unaudited)

		Large Cap	Mid-Cap
	Balanced Fund	Growth Fund	Value Fund
Investment Income:

Dividend income from unaffiliated securities (net of foreign taxes) A	$6,140	$345	$872
Dividend income from affiliated securities	2	—	—
Interest income	7,582	—	—

Total investment income	13,724	345	872

Expenses:
Management and investment advisory fees (Note 2)	978	193	269
Administrative service fees (Note 2):
Institutional Class	46	—	4
Investor Class	141	—	40
Advisor Class	10	—	—
AMR Class	180	19	15
Transfer agent fees:
Institutional Class	1	—	1
Investor Class	4	—	1
AMR Class	20	1	1
Custody and fund accounting fees	64	6	7
Professional fees	25	14	13
Registration fees and expenses	21	2	18
Service fees (Note 2):
Investor Class	158	—	34
Advisor Class	9	—	—
Distribution fees- Advisor Class (Note 2)	8	—	—
Prospectus and shareholder reports	35	7	4
Trustee fees	27	2	3
Other expenses	34	5	5

Total expenses	1,761	249	415

Net (fees waived and expenses reimbursed)/recouped by Manager (Note 2)	—	—	(8)

Net expenses	1,761	249	407

Net investment income	11,963	96	465

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	5,428	1,899	193
Commission recapture (Note 1)	4	5	7
Futures contracts	3,641	660	1,135
Change in net unrealized appreciation or depreciation of:

Investments	70,143	7,017	17,502
Futures contracts	1,302	92	357

Net gain on investments	80,518	9,673	19,194

Net increase in net assets resulting from operations	$92,481	$9,769	$19,659

A Foreign taxes	$—	$2	$—

See accompanying notes

27

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

	Balanced Fund		Large Cap Growth Fund		Mid-Cap Value Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30,	October 31,	April 30,	October	April 30,	October
	2010	2009	2010	31, 2009	2010	31, 2009
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,963	$26,761	$96	$501	$465	$731
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	9,073	(52,176)	2,564	(13,613)	1,335	(9,782)
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	71,445	140,003	7,109	20,450	17,859	24,803

Net increase in net assets resulting from operations	92,481	114,588	9,769	7,338	19,659	15,752

Distributions to Shareholders:
Net investment income:
Institutional Class	(829)	(1,697)	—	(1)	(15)	(42)
Investor Class	(2,602)	(4,916)	—	—	(161)	(285)
Advisor Class	(174)	—	—	—	—	—
AMR Class	(22,873)	(28,892)	(342)	(836)	(561)	(838)

Net distributions to shareholders	(26,478)	(35,505)	(342)	(837)	(737)	(1,165)

Capital Share Transactions:
Proceeds from sales of shares	46,770	88,318	11,076	20,562	16,984	26,852
Reinvestment of dividends and distributions	26,424	35,347	342	837	736	1,163
Cost of shares redeemed	(50,150)	(143,929)	(12,619)	(13,675)	(12,607)	(16,512)
Redemption fees	—	—	—	—	34	27

Net increase (decrease) in net assets from capital share transactions	23,044	(20,264)	(1,201)	7,724	5,147	11,530

Net increase in net assets	89,047	58,819	8,226	14,225	24,069	26,117

Net Assets:
Beginning of period	812,732	753,913	71,284	57,059	79,177	53,060

End of Period *	$901,779	$812,732	$79,510	$71,284	$103,246	$79,177

* Includes undistributed net investment income (loss) of	$4,716	$19,001	$27	$274	$220	$492

See accompanying notes

28

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Balanced Fund, the American Beacon Large Cap Growth Fund, and the American Beacon Mid-Cap Value Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The inception date of the Y Class is March 1, 2010.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates

Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

29

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 —
Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of April 30, 2010 the investments were classified as described below: (in thousands)

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$545,954	$—	$—	$545,954
Agencies	—	784	—	784
U.S. Treasury Obligations	—	42,081	—	42,081
Corporate Obligations	—	155,289	—	155,289
Municipal Securities	—	2,436	—	2,436
Non-Agency Mortgage Backed Obligations	—	11,325	—	11,325
Asset Backed Securities	—	9,055	—	9,055
U.S. Agency Mortgage Backed Obligations	—	49,990	—	49,990
U.S. Agency Obligations	—	46,316	—	46,316
Short Term Investments	24,824	9,142	—	33,966

Total Investments in Securities	$570,778	$326,418	$—	$897,196

Futures Contracts	26,627	—	—	26,627

Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$73,856	$—	$—	$73,856
Short Term Investments	4,035	543	—	4,578

Total Investments in Securities	$77,891	$543	$—	$78,434

Futures Contracts	4,497	—	—	4,497

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$97,109	$—	$—	$97,109
Preferred Stock	1,014	—	—	1,014
Short Term Investments	4,145	809	—	4,954

Total Investments in Securities	$102,268	$809	$—	$103,077

Futures Contracts	4,847	—	—	4,847

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of

30

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Funds reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Balanced

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2010 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$470

Effect of derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2010 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$3,641
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	1,302

Large Cap Growth

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2010 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$(5)

Effect of derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2010 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$660
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	92

Mid-Cap Value

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2010 (in thousands)

	Liability
Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$95

Effect of derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2010 (in thousands)

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$1,135
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	357

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

31

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Funds’ Statements of Operations.

Allocation of Income, Expenses, Gains and Losses

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The AMR Class of the Mid-Cap Value Fund imposes a 2% redemption fee on certain shares held for less than 180 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of each Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to

32

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

direct investment activities of the Funds. The Manager is one of the investment advisors of the Balanced Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. Management fees paid during the six months ended April 30, 2010 were as follows (dollars in thousands):

			Amounts	Net
	Management	Management	paid to Investment	Amounts Retained by
	Fee Rate	Fee	Advisors	Manager
Balanced	0.175%-0.65%	$978	$765	$213
Large Cap Growth	0.30%-0.60%	193	175	18
Mid-Cap Value	0.35%-0.90%	269	246	23

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, and Advisor Classes and 0.05% of the average daily net assets of the AMR Class of each of the Funds.

Distribution Plans

The Trust, except for the Advisor Class of the Funds, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the Advisor Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor and Advisor Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.25% of the average daily net assets of the Advisor Class and up to 0.375% of the average daily net assets of the Investor Class of each Fund.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market (the “MM Select Fund”) or US Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from each Select Fund an annualized fee of 0.09% of average daily net assets. During the six months ended April 30, 2010, fees earned by the Manager as a result of the Balanced Fund’s investment in the Select Funds was $2,479.

33

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2010, the Large Cap Growth Fund borrowed from the USG Select Fund on average $1,547,218 for two days at 0.77% with interest charges of $65.

Reimbursement of Expenses

The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceed the Fund’s expense cap. For the period ended April 30, 2010, the Manager waived or reimbursed expenses as follows:

		Expense Cap
		11/1/09	3/1/10	Waived or
		to	to	Reimbursed
Fund	Class	2/28/10	4/30/10	Expenses
Mid-Cap Value	Institutional	0.98%	0.98%	$1,136
Mid-Cap Value	Y	—	1.08%	—
Mid-Cap Value	Investor	1.23%	1.23%	6,833
Mid-Cap Value	Advisor	1.50%	1.49%	4

Expense Reimbursement Plan

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2010, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. Federal Income and Excise Taxes

It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

The Funds does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2010 and fiscal year ended October 31, 2009 were as follows (in thousands):

34

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

	Balanced		Large Cap Growth		Mid-Cap Value
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2010	2009	2010	2009	2010	2009
	(Unaudited)		(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$829	$1,697	$—	$1	$15	$42
Investor Class	2,602	4,916	—	—	161	285
Advisor Class	174	—	—	—	—	—
AMR Class	22,873	28,892	342	836	561	838
Long-term capital gain
Institutional Class	—	—	—	—	—	—
Investor Class	—	—	—	—	—	—
Advisor Class	—	—	—	—	—	—
AMR Class	—	—	—	—	—	—

Total distributions paid	$26,478	$35,505	$342	$837	$737	$1,165

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

		Large Cap	Mid-Cap
	Balanced	Growth	Value
Cost basis of investments for federal income tax purposes	$852,772	$64,286	$98,150

Unrealized appreciation	113,700	14,739	17,303
Unrealized depreciation	(69,276)	(591)	(4,376)

Net unrealized appreciation (depreciation)	44,424	14,148	12,927

Undistributed ordinary income	5,337	28	220
Undistributed long-term gain (loss)	(85,815)	(25,487)	(20,247)
Other temporary differences	480	(5)	96

Distributable earnings (losses)	$(35,574)	$(11,316)	$(7,004)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, book amortization for premiums, and reclassifications of income from real estate investment securities.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2010 (in thousands):

		Large Cap	Mid-Cap
	Balanced	Growth	Value
Paid-in-capital	$—	$—	$(1)
Undistributed net investment income	230	(1)	—
Accumulated net realized gain (loss)	(230)	1	1
Unrealized appreciation (depreciation) of investments, futures contracts and foreign currency	—	—	—

35

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

At April 30, 2010 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

Fund	2016	2017	Total
Balanced	$60,916	$24,427	$85,343
Large Cap Growth	12,629	12,863	25,492
Mid-Cap Value	11,754	8,397	20,151

The Balanced, Large Cap Growth, and Mid-Cap Value Funds utilized $7,625, $2,424, and $1,624, respectively of net capital loss carryovers for the six months ended April 30, 2010.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2010 were as follows (in thousands):

		Large
		Cap	Mid-Cap
	Balanced	Growth	Value
Purchases (excluding U.S. government securities)	$172,152	$34,756	$21,954
Sales and maturities (excluding U.S. government securities)	152,407	36,523	14,909
Purchases of U.S. government securities	52,236	—	—
Sales and maturities of U.S. government securities	40,753	—	—

A summary of the Funds’ direct transactions in the Select Funds for the six months ended April 30, 2010 is set forth below (in thousands):

		October 31, 2009			April 30, 2010
	Affiliate	Shares/Market Value	Purchases	Sales	Shares/Market Value
Balanced	USG Select Fund	$5,000	—	—	$5,000

5. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

Six Months Ended April 30, 2010

	Institutional Class		Y Class		Investor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	586	$7,342	4	$46	1,516	$17,496
Reinvestment of dividends	68	818	—	—	230	2,559
Shares redeemed	(384)	(4,752)	—	—	(2,115)	(24,046)

Net increase (decrease) in shares outstanding	270	$3,408	4	$46	(369)	$(3,991)

	Advisor Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	67	$788	1,791	$21,098
Reinvestment of dividends	15	174	1,994	22,873
Shares redeemed	(123)	(1,451)	(1,680)	(19,901)

Net increase (decrease) in shares outstanding	(41)	$(489)	2,105	$24,070

36

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

	Institutional Class		Y Class		AMR Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$1	1,998	$11,075
Reinvestment of dividends	—	—	—	—	63	342
Shares redeemed	(12)	(66)	—	—	(2,359)	(12,553)

Net increase (decrease) in shares outstanding	(12)	$(66)	—	$1	(298)	$(1,136)

	Institutional Class			Y Class			Investor Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	37	$310		—	$1		480	$4,140
Reinvestment of dividends	2	14		—	—		20	161
Shares redeemed	(21)	(173	)*	—	—	*	(194)	(1,616	)*

Net increase in shares outstanding	18	$151		—	$1		306	$2,685

	Advisor Class			AMR Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount

Shares sold	1	$9		1,440	$12,524
Reinvestment of dividends	—	—		68	561
Shares redeemed	—	—	*	(1,292)	(10,784	)*

Net increase in shares outstanding	1	$9		216	$2,301

*	Net of Redemption Fees

Period Ended October 31, 2009

	Institutional Class		Investor Class		Advisor Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,198	$12,097	2,427	$24,255	76	$744	5,034	$51,222
Reinvestment of dividends	170	1,684	517	4,771	—	—	3,047	28,892
Shares redeemed	(2,288)	(23,603)	(4,930)	(47,789)	(261)	(2,590)	(7,155)	(69,947)

Net increase (decrease) in shares outstanding	(920)	$(9,822)	(1,986)	$(18,763)	(185)	$(1,846)	926	$10,167

	Institutional Class		AMR Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	27	$121	4,528	$20,441
Reinvestment of dividends	—	1	205	836
Shares redeemed	(19)	(93)	(3,124)	(13,582)

Net increase in shares outstanding	8	$29	1,609	$7,695

	Institutional Class			Investor Class			Advisor Class			AMR Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	39	$255		1,083	$6,831		1	$5		3,018	$19,761
Reinvestment of dividends	7	41		52	284		—	—		153	838
Shares redeemed	(136)	(792	)*	(834)	(4,607	)*	—	—	*	(1,846)	(11,086	)*

Net increase (decrease) in shares outstanding	(90)	$(496)		301	$2,508		1	$5		1,325	$9,513

*	Net of Redemption Fees

6. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

37

American Beacon Balanced Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class		Investor Class
	Six									Six
	Months									Months
	Ended							March 1		Ended		Year Ended October
	April 30,		Year Ended October 31,					to April		April 30,		31,
	2010		2009	2008	2007	2006	2005	30, 2010		2010		2009	2008
	(unaudited)							(unaudited)		(unaudited)
Net asset value, beginning of period	$11.83		$10.63	$16.09	$15.83	$15.00	$14.31	$12.20		$10.96		$9.91	$15.09

Income from investment operations:
Net investment incomeA	0.17		0.43	0.47	0.50	0.39	0.36	0.00		0.13		0.30	0.41
Net gains (losses) on securities (both realized and unrealized)	1.15		1.25	(4.70)	0.90	1.54	1.11	0.60		1.07		1.23	(4.39)

Total income (loss) from investment operations	1.32		1.68	(4.23)	1.40	1.93	1.47	0.60		1.20		1.53	(3.98)

Less distributions:
Dividends from net investment income	(0.34)		(0.48)	(0.44)	(0.42)	(0.38)	(0.31)	—		(0.31)		(0.48)	(0.41)
Distributions from net realized gains on securities	—		—	(0.79)	(0.72)	(0.72)	(0.47)	—		—		—	(0.79)

Total distributions	(0.34)		(0.48)	(1.23)	(1.14)	(1.10)	(0.78)	—		(0.31)		(0.48)	(1.20)

Net asset value, end of period	$12.81		$11.83	$10.63	$16.09	$15.83	$15.00	$12.80		$11.85		$10.96	$9.91

Total return	11.35	%B	16.64%	(28.23)%	9.31%	13.60%	10.53%	4.92	%B	11.17	%B	16.29%	(28.39)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$35,741		$29,808	$36,557	$51,399	$22,587	$14,122	$46		$98,250		$94,915	$105,473

Ratios to average net assets (annualized):
Expenses, net of waivers	0.59%		0.60%	0.56%	0.57%	0.59%	0.56%	0.70	%C	0.92%		0.89%	0.82%
Expenses, before waivers	0.59%		0.60%	0.56%	0.57%	0.59%	0.56%	0.77	%C	0.92%		0.89%	0.82%
Net investment income, net of waivers	2.62%		3.60%	3.37%	2.91%	2.81%	2.45%	1.50	%C	2.30%		3.26%	3.12%
Net investment income (loss), before waivers	2.62%		3.60%	3.37%	2.91%	2.81%	2.45%	1.44	%C	2.30%		3.26%	3.12%
Portfolio turnover rate	19	%B	57%	53%	50%	59%	58%	19	%B,D	19	%B	57%	53%

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

E	Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

38

			Advisor Class
			Six
			Months
			Ended						May 31 to
			April 30,		Year Ended October 31,				October 31,
2007	2006	2005	2010		2009	2008	2007	2006	2005
			(unaudited)
$14.91	$14.20	$13.62	$11.35		$9.77	$14.95	$14.83	$14.16	$13.96

0.41	0.35	0.34	0.15		0.37	0.34	0.41	0.38	0.09
0.87	1.44	1.01	1.09		1.21	(4.31)	0.83	1.35	0.11

1.28	1.79	1.35	1.24		1.58	(3.97)	1.24	1.73	0.20

(0.38)	(0.36)	(0.30)	(0.29)		—	(0.42)	(0.40)	(0.34)	—
(0.72)	(0.72)	(0.47)	—		—	(0.79)	(0.72)	(0.72)	—

(1.10)	(1.08)	(0.77)	(0.29)			(1.21)	(1.12)	(1.06)	—

$15.09	$14.91	$14.20	$12.30		$11.35	$9.77	$14.95	$14.83	$14.16

9.06%	13.31%	10.12%	11.11	%B	16.17%	(28.65)%	8.83%	12.94%	1.43	%B

$202,750	$111,837	$86,875	$6,879		$6,812	$7,674	$9,504	$1,562	$1

0.83%	0.85%	0.86%	1.09%		1.09%	1.07%	1.07%	1.22%	1.09	%C
0.83%	0.85%	0.86%	1.09%		1.09%	1.07%	1.07%	1.22%	360.24	%C
2.65%	2.55%	2.14%	2.15%		3.06%	2.86%	2.34%	2.18%	1.52	%C
2.65%	2.55%	2.14%	2.15%		3.06%	2.86%	2.34%	2.17%	(357.63	)%C
50%	59%	58%	19	%B	57%	53%	50%	59%	58	%E

39

American Beacon Balanced Fund
Financial Highlights
(For a share outstanding throughout the period)

	AMR Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$11.31		$10.19	$15.49	$15.27	$14.49	$13.87

Income from investment operations:
Net investment incomeA	0.17		0.39	0.49	0.50	0.45	0.39
Net gains (losses) on securities (both realized and unrealized)	1.11		1.24	(4.52)	0.89	1.46	1.05

Total income (loss) from investment operations	1.28		1.63	(4.03)	1.39	1.91	1.44

Less distributions:
Dividends from net investment income	(0.38)		(0.51)	(0.48)	(0.45)	(0.41)	(0.35)
Distributions from net realized gains on securities	—		—	(0.79)	(0.72)	(0.72)	(0.47)

Total distributions	(0.38)		(0.51)	(1.27)	(1.17)	(1.13)	(0.82)

Net asset value, end of period	$12.21		$11.31	$10.19	$15.49	$15.27	$14.49

Total return	11.53	%B	16.95%	(28.08)%	9.59%	13.98%	10.63%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$760,863		$681,197	$604,209	$898,584	$817,333	$712,073

Ratios to average net assets (annualized):
Expenses, net of waivers	0.33%		0.35%	0.31%	0.31%	0.33%	0.33%
Expenses, before waivers	0.33%		0.35%	0.31%	0.31%	0.33%	0.33%
Net investment income, net of waivers	2.89%		3.75%	3.62%	3.21%	3.08%	2.70%
Net investment income (loss), before waivers	2.89%		3.75%	3.62%	3.21%	3.08%	2.70%
Portfolio turnover rate	19	%B	57%	53%	50%	59%	58%

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

E	Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

40

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41

American Beacon Large Cap Growth Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009A	2008	2007	2006B	2005
	(unaudited)
Net asset value, beginning of period	$4.97		$4.49	$7.67	$6.89	$6.18	$5.82

Income from investment operations:
Net investment income (loss)	0.00	G	0.03	0.05	0.04	0.04	0.04
Net gains (losses) on securities (both realized and unrealized)	0.72		0.50	(2.97)	0.77	0.70	0.37

Total income (loss) from investment operations	0.72		0.53	(2.92)	0.81	0.74	0.41

Less distributions:
Dividends from net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.03)	(0.05)
Distributions from net realized gains on securities	—		—	(0.22)	—	—	—

Total distributions	(0.01)		(0.05)	(0.26)	(0.03)	(0.03)	(0.05)

Net asset value, end of period	$5.68		$4.97	$4.49	$7.67	$6.89	$6.18

Total returnF	14.48	%C	12.09%	(39.35)%	11.84%	12.04%	7.06%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$80		$130	$83	$119	$110	$105
Ratios to average net assets (annualized):
Expenses, net of waivers	0.90%		0.93%	0.89%	0.90%	0.90%	0.89%
Expenses, before waivers	0.90%		0.94%	0.95%	1.06%	0.99%	4.64%
Net investment income (loss), net of waivers	0.08%		0.38%	0.74%	0.58%	0.56%	(0.18)%
Net investment income (loss), before waivers	0.08%		0.36%	0.68%	0.42%	0.48%	(3.93)%
Portfolio turnover rate	49	%C	147%	112%	128%	181%	164%

A	On March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund’s assets previously managed by Goldman Sachs Asset Management, L.P.

B	On September 12, 2006, The Renaissance Group, LLC assumed management of the Large Cap Growth Fund’s assets previously managed by J.P. Morgan Investment Management, Inc.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

F
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. The total return of the Institutional Class for the year ended 2008 has been restated from (39.48%).

G
For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

42

Y Class		AMR Class
		Six
		Months
March 1		Ended
to April		April 30,		Year Ended October 31,
30, 2010		2010		2009A	2008	2007	2006B	2005
(unaudited)		(unaudited)
$5.41		$5.00		$4.52	$7.72	$6.95	$6.21	$5.84

0.00	G	0.01		0.04	0.07	0.06	0.05	0.06

0.27		0.72		0.51	(2.99)	0.77	0.73	0.36

0.26		0.73		0.55	(2.92)	0.83	0.78	0.42

—		(0.02)		(0.07)	(0.06)	(0.06)	(0.04)	(0.05)

—		—		—	(0.22)	—	—	—

—		(0.02)		(0.07)	(0.28)	(0.06)	(0.04)	(0.05)

$5.67		$5.71		$5.00	$4.52	$7.72	$6.95	$6.21

4.81	%C	14.70	%C	12.46%	(39.17)%	12.07%	12.52%	7.22%

$1		$79,429		$71,154	$56,976	$101,698	$82,042	$63,183

1.06	%D	0.66%		0.63%	0.59%	0.60%	0.59%	0.64%
1.12	%D	0.66%		0.63%	0.59%	0.60%	0.59%	0.64%
(0.51	)%D	0.25%		0.86%	1.05%	0.85%	0.88%	0.98%
(0.57	)%D	0.25%		0.86%	1.05%	0.85%	0.88%	0.98%
49	%C,E	49	%C	147%	112%	128%	181%	164%

43

American Beacon Mid-Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class		Investor Class
	Six									Six		Year
	Months					November				Months		Ended
	Ended					30 to		March 1		Ended		October
	April 30,		Year Ended October 31,			October		to April		April 30,		31,
	2010		2009	2008	2007	31, 2006		30, 2010		2010		2009
	(unaudited)							(unaudited)		(unaudited)
Net asset value, beginning of period	$7.57		$5.94	$11.01	$10.81	$12.09		$8.48		$7.54		$5.92

Income from investment operations:
Net investment income	0.04		0.10	0.16	0.12	0.21		0.01		0.03		0.07
Net gains (losses) on securities (both realized and unrealized)	1.85		1.65	(4.31)	0.41	1.25		0.92		1.83		1.66

Total income (loss) from investment operations	1.89		1.75	(4.15)	0.53	1.46		0.93		1.86		1.73

Less distributions:
Dividends from net investment income	(0.05)		(0.12)	(0.16)	(0.07)	(0.16)		—		(0.05)		(0.11)
Distributions from net realized gains on securities	—		—	(0.76)	(0.26)	(2.58)		—		—		—

Total distributions	(0.05)		(0.12)	(0.92)	(0.33)	(2.74)		—		(0.05)		(0.11)

Redemption fees added to beneficial interestsB	0.00		0.00	0.00	0.00	0.00		0.00		0.00		0.00
Net asset value, end of period	$9.41		$7.57	$5.94	$11.01	$10.81		$9.41		$9.35		$7.54

Total return C	25.05	%D	30.24%	(40.86)%	4.97%	15.19	%D	10.97	%D	24.77	%D	29.93%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,896		$2,197	$2,256	$6,047	$3,396		$1		$31,853		$23,369
Ratios to average net assets (annualized):
Expenses, net of waivers	0.97%		0.98%	0.98%	0.92%	1.19	%E	1.10	%E	1.22%		1.23%
Expenses, before waivers	1.06%		1.13%	1.16%	1.09%	1.19	%E	1.27	%E	1.27%		1.34%
Net investment income, net of waivers	0.98%		1.29%	1.51%	1.22%	1.11	%E	0.90	%E	0.73%		0.98%
Net investment income, before waivers	0.89%		1.14%	1.33%	1.05%	1.11	%E	0.72	%E	0.68%		0.87%
Portfolio turnover rate	18	%D	42%	28%	35%	42	%F	18	%D,G	18	%D	42%

A	On November 30, 2005, the Mid-Cap Value Fund’s Institutional Class of shares was renamed the AMR Class and the Fund began offering a new class of shares known as the Institutional Class.

B	Amounts represent less than $0.01 per share.

C
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. For the Institutional Class for the years and period then ended 2008, 2007 and 2006, the total returns have been restated from (40.96%), 4.87%, and 15.30%, respectively. For the Investor Class for the year ended 2008, the total return has been restated from (41.14%). For the Advisor Class for the years and period then ended 2008 and 2007, the total returns have been restated from (41.24%) and (6.65%), respectively. For the AMR Class for the years ended 2008 and 2007, the total returns have been restated from (40.87%) and 5.19%, respectively.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2005 through October 31, 2006.

G	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

H	Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

44

				Advisor Class						AMR Class (formerly Institutional Class prior to December 1, 2005)A
				Six						Six
		February		Months				June		Months
		28 to		Ended		Year Ended October		29 to		Ended
		October		April 30,		31,		October		April 30,		Year Ended October 31,
2008	2007	31, 2006		2010		2009	2008	31, 2007		2010		2009	2008	2007	2006	2005
				(unaudited)						(unaudited)
$10.96	$10.80	$9.80		$7.49		$5.87	$10.94	$11.73		$7.59		$5.97	$11.07	$10.87	$11.72	$10.27

0.14	0.10	0.01		0.05		0.15	0.10	0.01		0.05		0.07	0.18	0.18	0.12	0.13
(4.31)	0.40	0.99		1.80		1.60	(4.27)	(0.80)		1.84		1.70	(4.35)	0.36	1.75	1.37

(4.17)	0.50	1.00		1.85		1.75	(4.17)	(0.79)		1.89		1.77	(4.17)	0.54	1.87	1.50

(0.11)	(0.08)	—		(0.05)		(0.13)	(0.14)	—		(0.08)		(0.15)	(0.17)	(0.08)	(0.14)	(0.05)
(0.76)	(0.26)	—		—		—	(0.76)	—		—		—	(0.76)	(0.26)	(2.58)	—

(0.87)	(0.34)	—		(0.05)		(0.13)	(0.90)	—		(0.08)		(0.15)	(0.93)	(0.34)	(2.72)	(0.05)

0.00	0.00	0.00		0.00		0.00	0.00	0.00		0.00		0.00	0.00	0.00	0.00	0.00
$5.92	$10.96	$10.80		$9.29		$7.49	$5.87	$10.94		$9.40		$7.59	$5.97	$11.07	$10.87	$11.72

(41.04)%	4.68%	10.20	%D	24.82	%D	30.64%	(41.28)%	(6.73	)%D	25.01	%D	30.56%	(40.82)%	5.09%	19.16%	14.63%

$16,550	$43,158	$27,240		$18		$7	$1	$1		$68,478		$53,604	$34,253	$78,794	$66,290	$44,342

1.23%	1.23%	1.49	%E	1.45%		1.50%	1.50%	1.50	%E	0.77%		0.83%	0.82%	0.75%	0.97%	1.01%
1.32%	1.26%	1.61	%E	1.53%		1.58%	2.04%	1.80	%E	0.77%		0.82%	0.82%	0.75%	0.92%	1.02%
1.27%	0.93%	0.57	%E	0.48%		0.22%	1.02%	0.32	%E	1.18%		1.38%	1.68%	1.41%	1.38%	0.92%
1.18%	0.90%	0.44	%E	0.40%		0.14%	0.48%	0.02	%E	1.18%		1.38%	1.68%	1.40%	1.42%	0.91%
28%	35%	42	%F	18	%D	42%	28%	35	%H	18	%D	42%	28%	35%	42%	298%

45

Delivery of Documents

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, Investor, and Advisor Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm ernst & young llp Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Growth Fund, and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/10

00074813

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2010

HIGH YIELD BOND FUND

RETIREMENT INCOME AND APPRECIATION FUND

INTERMEDIATE BOND FUND

SHORT-TERM BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon	1

Market and Performance Overviews	2-10

American Beacon Schedules of Investments

High Yield Bond Fund	13

Retirement Income and Appreciation Fund	22

Internediate Bond Fund	29

Short-Term Bond Fund	40

Additional Information	Back Cover

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in high yield securities involves additional risks when compared to investing in investment grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates. The four highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk. Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics. Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Fellow Shareholders,

Over the past six months, one universal theme seems to have emerged: while sudden and significant volatility may characterize the new economic world order, it doesn’t mean investors can’t benefit. Opportunity abounds for those who know how to capitalize on it.

Fortunately, this theme also underlies our investment philosophy at American Beacon:

With portfolios invested for the new economic reality—and conservatively managed for the longer term—we believe investors are better positioned to ride out the inevitable economic storms, whenever and wherever they occur.

It’s a philosophy that has served our shareholders well. It also explains how, in the face of continued weakness in the U.S. job and housing markets and mounting sovereign debt worries in Europe, our bond funds were able to produce positive returns.

For the six months ended April 30, 2010, the American Beacon High Yield Bond Fund (Institutional Class) returned 10.48%. The American Beacon Retirement Income & Appreciation Fund (Investor Class) generated 3.30%. The American Beacon Intermediate Bond Fund (Institutional Class) rose 2.31% while the American Beacon Short-Term Bond Fund (Institutional Class) generated a positive 1.63% return.

As global volatility has become the new norm, our focus at American Beacon remains trained on anticipating opportunities and meeting the challenges investors face today and will likely face tomorrow. This is what drives the composition of our fund line-up and the development of our new offerings in the last year.

It’s also a reflection of our commitment to you, a commitment we summarize as: Oversight 360°. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.

As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Thank you for your continued investment in the American Beacon Funds and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.

Sincerely,

Sincerely,

Gene L. Needles, Jr.
President
American Beacon Funds

Domestic Bond Market Overview
April 30, 2010 (Unaudited)

During the six months ended April 30, 2010, the domestic bond market continued on the path of recovery that it began in early 2009. All of the credit sectors in the Barclays Aggregate Index outperformed treasuries as investors persisted in their search for yield. Still, the treasury sector managed to produce positive returns, but it underperformed the other sectors as the markets remained focused on the large U.S. budget deficits and escalating U.S. Treasury issuance.

The corporate bond market performed well as credit spreads tightened during the period, though they did so at a slower pace than in early 2009. Corporate issuers benefitted from the stabilizing economy and improving credit fundamentals, they also gained from the lack of attractive alternatives for investors. As the U.S. Treasury Department flooded the market with new securities and the Federal Reserve Bank purchased the bulk of new mortgage securities, investors focused on searching for other credit sectors for relative value.

Inflation concerns arose periodically throughout the reporting period, but with the unemployment rate hovering near the 10% level, and a moribund housing market, inflation fears have not yet taken hold.

Concerns regarding the potential impact from the tenuous situation in Europe also became a factor in the later part of the reporting period. Several smaller countries in the European Union are facing large debt balances and budget deficits resulting from stimulus spending and weak economies. These fiscal imbalances have attracted the attention of investors who are demanding a response. Despite the media focus and concerns, as of April 30, 2010, investors appeared hopeful the situation would not spread to other countries and regions. The European volatility lead to a rise in the U.S. dollar (versus the euro) and to a flight to quality, which boosted U.S. Treasury securities prices.

Also during the reporting period, Congress turned its attention away from stabilizing the economy to berating the banking sector. With credit trends finally improving, bankers faced a new challenge—defending their business models from politicians and regulators. The securities markets took the ensuing headlines in stride, but the nature of any reform that might result remains a point of unease for investors.

Overall, the bond market performed well throughout the reporting period as the economy continued to improve and investors continued to search for value. The credit sectors recovered most of the ground they lost during the financial crisis. A sense of normalcy returned, but investors were reminded of the still tenuous state of the global economy and the interdependence of the global capital markets as the news of endangered sovereign debt in Europe’s peripheral nations spread.

High Yield Bond Market Overview
April, 30 2010 (Unaudited)

During the six-month period ending April 30, 2010, the high yield market continued the recovery it began in late 2008 as the JPMorgan Global High-Yield Index returned 11.8%. Spreads were much tighter at the beginning of the reporting period than they were during the height of the financial crisis, but were still above historical average levels. Accordingly, as signs of fundamental economic improvement became more pronounced throughout the six-month period, spreads on high yield bonds continued to tighten. The exception occurred during a brief period of weakness in January and February when Greece’s debt problems caused a temporary investor aversion to most risky asset classes, including high yield corporate bonds. However, that weakness was short-lived, and market spreads continued to tighten through the end of the period. The high yield market ended the period with spreads just inside 6%, tighter than the 7.5% at which they started, but roughly in-line with the longer-term historical average.

Spreads were also aided by the fact that earnings continued to improve throughout the period. Many bond issuers posted significant year-over-year gains during the fourth quarter of 2009 and into the first quarter of 2010. The improved earnings, combined with generally robust capital markets, enabled high yield borrowers to issue debt to refinance shorter-term maturities and to replace bank loans that had troublesome covenants. As a result, new issuance was heavy, but strong demand was able to absorb the supply as investors searching for yield or seeking an alternative to equities continued to pour money into the high yield corporate market throughout the reporting period. Consequently, the favorable technical environment, combined with the improved fundamental economic outlook, generated a double-digit total return for the high yield asset class.

Performance Overview
American Beacon High Yield Bond FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the High Yield Bond Fund returned 10.48% for the six months ended April 30, 2010. The Fund underperformed the JPMorgan Global High-Yield Index (“Index”) return of 11.81% and the Lipper High Current Yield Funds Index return of 11.52% for the period.

	Annualized Total Returns
	Periods Ended 4/30/10
				Since
				Incep.
	6 Months*	1 Year	5 Years	(12/29/00)
Institutional Class(1,6)	10.48%	38.26%	6.13%	7.64%
Y Class (1,2,6)	10.47%	38.26%	6.13%	7.64%
Investor Class(1,3,6)	10.34%	37.92%	5.87%	7.38%
AMR Class (1,4,6)	10.61%	38.60%	6.27%	7.72%
JPMorgan GlobaL High-Yield Index(5)	11.81%	44.76%	8.48%	9.11%
Lipper High Current Yield Funds Index(5)	11.52%	40.82%	6.23%	6.34%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Please note that recent market performance has helped to produce short-term returns that are not typical and may not continue in the future. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

2.
Fund performance for the six month, one-year, five-year, and since inception period represents the total returns achieved by the Institutional Class from 12/29/00 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 12/29/00.

3.
Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/29/00 up to 3/1/02, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/29/00.

4.
Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class from 12/29/00 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 12/29/00.

5.
The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. The Lipper High Current Yield Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, and AMR Class shares was 0.80%, 0.90%, 1.02%, and 0.54%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to the Fund’s cash balances returning less than the Index, as well as issue selection and allocation from a sector and credit quality perspective.

From a sector standpoint, issue selections in the Finance, Cable/Media, and Energy sectors contributed to the relative underperformance, despite positive contribution from selections in the Manufacturing and Utility sectors.

From a sector allocation perspective, the Fund benefited from overweighting the Cable/Media sector (up 13.5%), but not enough to compensate for value lost through underweighting the Finance sector (up 18.1%) and overweighting the Other Corporate sector (up 5.1%).

From a credit quality perspective, issue selections in the CCC and BB-rated credit groups detracted from performance.

From a credit quality allocation perspective, underweighting the CC-rated credit group contributed to the Fund’s relative underperformance, while overweighting the CCC-rated group and underweighting the BB-rated group contributed positively for the period.

The sub-advisors’ “bottom-up”, research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.

Performance Overview
American Beacon High Yield Bond FundSM
April 30, 2010 (Unaudited)

Top Ten Holdings

% of
Net Assets
HCA, Inc., 9.625%, Due 11/15/2016	1.3%
Ford Motor Credit Co. LLC, 7.500%, Due 8/1/2012	1.1%
Harrah’s Operating Co., Inc., 11.250%, Due 6/1/2017	1.1%
Intelsat Jackson Holdings Ltd., 11.250%, Due 6/15/2016	1.0%
MacDermid, Inc., 9.500%, Due 4/15/2017	1.0%
Wind Acquisition Finance S.A., 10.750%, Due 12/1/2015	0.9%
JBS USA LLC, 11.625%, Due 5/14/2011	0.9%
CCH II Holdings LLC, 13.500%, Due 11/30/2016	0.9%
NewPage Corp., 11.375%, Due 12/31/2014	0.9%
Ally Financial, Inc., 6.875%, Due 8/28/2012	0.8%

Fixed Income Sector Allocation

% of
Fixed Income
Corporate	99.2%
Convertibles	0.5%
Asset-Backed	0.3%

Equity Sector Allocation

% of
Equities
Communications	74.1%
Finance	25.9%

Performance Overview
American Beacon Retirement Income and Appreciation FundSM
April 30, 2010 (Unaudited)

The Investor Class of the Retirement Income and Appreciation Fund returned 3.30% for the six months ended April 30, 2010. Its benchmark, a blend of 75% Barclays Capital Aggregate and 25% BofA Merrill Lynch All U.S. Convertibles Index, returned 5.32%. The Fund’s peer group, the Lipper Intermediate Investment Grade Index, returned 4.84% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/10
				Since
				Incep.
	6 Months*	1 Year	5 Years	(7/1/03)
Investor Class(1,5)	3.30%	14.01%	5.39%	4.65%
Y Class (1,2,5)	3.27%	13.97%	5.38%	4.65%
Enhanced Income Composite Index(4)	5.89%	16.28%	5.67%	4.97%
Barclays Capital Aggregrate Index (3)	2.54%	8.30%	5.38%	4.71%
BofA Merrill Lynch All U.S.Convertibles Index (3)	16.28%	43.14%	5.97%	6.17%
Lipper Intermediate Investment Grade Index (3)	4.84%	16.52%	4.90%	4.40%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.
Fund performance for the six month, one-year, five-year, and since inception period represents the total returns achieved by the Investor Class from 7/1/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 7/1/03.

3.
The Barclays Capital Aggregate Index represents returns of the Barclays Capital Gov./Credit Intermediate Index (“Intermediate Index”) up to October 31, 2006 and the Barclays Capital Aggregate Index (“Aggregate Index”) thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The BofA Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.
To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Barclays Capital Aggregate Index and the BofA Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.

5.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Investor and Y Class shares was 1.02% and 0.77%, respectively. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

The Fund’s assets have been allocated approximately 75% to American Beacon Advisors, Inc. (the “Manager”) which invests primarily in income producing, short- and intermediate-term investment grade bonds and 25% to a sub-advisor which invests in securities including convertible bonds, convertible preferreds, high yield bonds, and equities in order to try to enhance the return of the overall Fund.

During the six-month period, the investment grade bond portion of the Fund returned 2.6% before expenses slightly outperforming the 2.5% return for the Barclays Capital Aggregate Index. This portion of the Fund benefited from a two times overweighting in the Corporate sector, which added to relative performance. The Fund’s selection in Corporate and Asset-Backed securities negatively impacted returns.

The remaining portion of the Fund, managed by the Fund’s sub-advisor, returned 7.8% before expenses. These results trailed the 16.3% return of the BofA Merrill Lynch All U.S. Convertibles Index. This portion of the Fund’s investment in higher quality securities, relative to its benchmark, detracted from performance during the period. Broadly speaking, the most speculative, lower quality convertible issues performed better in the period. The sub-advisor’s portion of the portfolio was invested in names with better balance sheets, lower debt levels, and higher cash flows. This portion of the portfolio was also hurt by an overweighting in the Information Technology and Energy sectors.

The Manager and the Fund’s sub-advisor remain focused on the Fund’s investment objectives of generating income and capital appreciation.

Performance Overview
American Beacon Retirement Income and Appreciation FundSM
April 30, 2010 (Unaudited)

Top Ten Holdings

% of
Net Assets
Federal Home Loan Mortgage Corporation, Pool # G08079, 5.000%, Due 9/1/2035	1.6%
JPMorgan Chase & Co., 3.700%, Due 1/20/2015	1.3%
Federal Farm Credit Bank, 3.000%, Due 9/22/2014	1.2%
Federal Home Loan Mortgage Corporation, Pool # A73703, 5.000%, Due 3/1/2038	1.1%
Federal National Mortgage Association, Pool # 745418, 5.500%, Due 4/1/2036	1.0%
American Express Credit Account Master Trust, 5.350%, Due 1/15/2014	0.9%
HSBC Finance Corp., 5.250%, Due 1/14/2011	0.9%
Government National Mortgage Association, Pool # 781589, 5.500%, Due 4/15/2033	0.8%
EMC Corp., 1.750%, Due 12/1/2013	0.8%
General Electric Capital Corp., 0.495%, Due 1/8/2016	0.8%

Fixed-Income Sector Allocation

% of
Fixed Income
Corporate Bonds	40.9%
Treasury	20.5%
Mortgage-Backed	16.6%
Convertible Bonds	13.5%
Asset-Backed	6.0%
Agency	2.0%
Municipal/Other Governments	0.5%

Equity Sector Allocation

% of
Equities
Financials	23.4%
Energy	22.9%
Health Care	15.7%
Information Technology	13.1%
Industrials	9.2%
Consumer Discretionary	7.9%
Consumer Staples	7.8%

Performance Overview
American Beacon Intermediate Bond FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the Intermediate Bond Fund returned 2.31% for the six months ended April 30, 2010, trailing the Barclays Capital Aggregate Index (“Index”) return of 2.54% and the Lipper Intermediate Investment Grade Debt Funds Index return of 4.84% for the same period.

	Annualized Total Returns
	Periods Ended 4/30/10
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,5)	2.31%	9.48%	5.69%	6.42%
Y Class (1,2,5)	2.29%	9.46%	5.68%	6.41%
Investor Class (1,3,5)	2.03%	8.85%	5.55%	6.35%
Barclays Capital Agg. Index (4)	2.54%	8.30%	5.38%	6.43%
Lipper Intermediate Inv. Grade Index (4)	4.84%	16.52%	4.90%	6.05%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Performance shown reflects the Fund’s receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund’s performance was higher than it would have been absent receipt of the settlement proceeds.

2.
Fund performance for the six month, one-year, five-year, and ten-year period represents the total returns achieved by the Institutional Class from 4/30/00 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/00.

3.
Fund performance represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/00.

4.
The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

5.
The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, and Investor Class shares was 0.33%, 0.43%, and 1.23%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.

Prior to the impact of expenses, the Fund outperformed the Index entirely due to sector allocation as security selection detracted value relative to the Index.

The Fund’s two times overweighting in the Corporate sector contributed most to relative returns from a sector allocation perspective. A two times underweighting in U.S. Treasuries also added value. From a security selection standpoint, the Fund’s underperformance was primarily due to poor selection among Corporates and Commercial Mortgage-Backed securities.

The average duration of the Fund’s portfolio was slightly shorter than the Index over the course of the six months, with a slightly higher credit quality which detracted value relative to the Index.

The Fund’s investment managers remain focused on a conservative approach toward investing in the bond market and on issuer-specific opportunities.

Top Ten Holdings

% of
Net Assets
Federal Home Loan Mortgage Corporation, Pool # G08269, 5.500%, Due 5/1/2038	1.4%
Federal Home Loan Mortgage Corporation, Pool # A78321, 5.500%, Due 12/1/2037	1.0%
JPMorgan Chase & Co., 3.700%, Due 1/20/2015	1.0%
Federal National Mortgage Association, Pool # 948590, 6.500%, Due 8/1/2037	0.9%
Berkshire Hathaway, Inc., 1.400%, Due 2/10/2012	0.8%
Federal Home Loan Mortgage Corporation, Pool # A73703, 5.000%, Due 3/1/2038	0.8%
HSBC Finance Corp., 5.250%, Due 1/14/2011	0.7%
American Express Credit Account Master Trust, 5.350%, Due 1/15/2014	0.7%
Government National Mortgage Association, Pool # 782916, 5.500%, Due 2/15/2040	0.7%

Sector Allocation

% of
Fixed
Income
Corporate	44.5%
Mortgage-Backed	26.1%
U.S. Treasury	23.7%
Asset-Backed	4.5%
U.S. Agency	0.9%
Municipal/Other Governments	0.3%

Performance Overview
American Beacon Short-Term Bond FundSM
April 30, 2010 (Unaudited)

The Institutional Class of the Short-Term Bond Fund returned 1.63% for the six months ended April 30, 2010, which outperformed the BofA Merrill Lynch 1-3 Year Corp/Gov Index (“Index”) return of 1.24% but underperformed the Lipper Short Investment Grade Bond Funds Index (“Lipper”) return of 2.82%.

	Annualized Total Returns
	Periods Ended 4/30/10
	6		5	10
	Months*	1 Year	Years	Years
Institutional Class(1,4)	1.63%	5.18%	4.28%	4.65%
Y Class (1,2,4)	1.74%	5.29%	4.31%	4.66%
Investor Class(1,4)	1.53%	4.99%	3.82%	4.17%
Lipper Short Inv. Grade Index(3)	2.82%	10.21%	3.63%	4.03%
BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index(3)	1.24%	4.10%	4.46%	4.77%

*	Not annualized

1.
Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown. Performance shown reflects the Fund’s receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund’s performance was higher than it would have been absent receipt of the settlement proceeds.

2.
Fund performance for the six month, one-year, five-year, and ten-year period represents the total returns achieved by the Institutional Class from 4/30/00 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/00.

3.
The BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, and Investor Class shares was 0.33%, 0.43%, and 0.85%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

As compared to the Index, the Fund outperformed due to its overweight positions in the Corporate and Asset-Backed sectors. These sectors outperformed Treasuries and Agencies during the period as the credit markets continued to recover following the improving economy. The Fund generally maintains overweight positions in these sectors to generate incremental yield-to-maturity compared to the Index.

The Fund’s duration was shorter than the Index duration during the period in response to the ultra-low interest rate environment. The Fund’s short duration resulted in a slightly lower total return than would have been the case with a neutral duration. While we do not expect the Federal Reserve Bank (the “Fed”) to raise interest rates soon, we do want to protect the Fund from an ultimate rise in rates that will inevitably accompany Fed monetary policy. In the mean time, we intend to opportunistically add duration to the Fund to keep it within approximately 30% of Index duration until the Fed rate hikes become more imminent.

Despite the recent volatility emanating from Europe, the U.S. short-term fixed-income markets have recovered significantly from where they were in early 2009. During the past six months, the recovery continued – albeit at a more moderate pace. The credit markets have largely stabilized, and the financial crisis is behind us, but the global recovery is still fragile. As such, while we search for value in the new credit environment, we will maintain our conservative approach and will look for opportunity to generate attractive long-term results.

Performance Overview
American Beacon Short-Term Bond FundSM
April 30, 2010 (Unaudited)

Top Ten Holdings

% of
Net Assets
Bank of America Corp., 2.375%, Due 6/22/2012	6.1%
Dexia Credit Local N.Y., 0.652%, Due 3/5/2013	1.8%
John Deere Owner Trust, 0.720%, Due 7/16/2012	1.8%
Chrysler Financial Lease Trust, 1.780%, Due 6/15/2011	1.8%
USAA Auto Owner Trust, 5.550%, Due 2/15/2013	1.8%
Government National Mortgage Association 2010-52 A, 3.069%, Due 6/16/2036	1.8%
JPMorgan Chase & Co., 0.902%, Due 2/26/2013	1.8%
AT&T Wireless Services, Inc., 7.875%, Due 3/1/2011	1.6%
Citigroup, Inc., 0.558%, Due 11/5/2014	1.4%
MBNA Corp., 7.500%, Due 3/15/2012	1.3%

Sector Allocation

% of
Fixed Income
Corporate Bonds	53.0%
Asset-Backed	24.6%
Treasury	9.0%
Mortgage-Backed	7.1%
Agency	6.1%
Municipal	0.2%

Fund Expenses — Actual
April 30, 2010 (Unaudited)
Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

	High Yield	Intermediate	Short-Term
Institutional Class	Bond Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,104.78	$1,023.09	$1,016.34
Expenses Paid During Period 11/1/09-4/30/10 *	$4.02	$1.76	$1.95
Annualized Expense Ratio	0.77%	0.35%	0.39%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Y Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 3/1/10**	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,046.60	$1,014.80	$1,009.70	$1,005.90
Expenses Paid During Period 3/1/10-4/30/10 **	$1.52	$1.13	$0.74	$0.71
Annualized Expense Ratio	0.89%	0.67%	0.44%	0.42%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Investor Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,103.38	$1,033.04	$1,020.26	$1,015.28
Expenses Paid During Period 11/1/09-4/30/10 *	$5.37	$5.49	$3.61	$3.10
Annualized Expense Ratio	1.03%	1.09%	0.72%	0.62%

High Yield
AMR Class	Bond Fund
Beginning Account Value 11/1/09	$1,000.00
Ending Account Value 4/30/2010	$1,106.10
Expenses Paid During Period 11/1/09-4/30/10 *	$2.77
Annualized Expense Ratio	0.53%

*
Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**
Beginning account value for Y Class is the inception date of 3/1/10. Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (61) by days in the year (365).

Fund Expenses — Hypothetical
April 30, 2010 (Unaudited)
Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	High Yield	Intermediate	Short-Term
Institutional Class	Bond Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,020.98	$1,023.06	$1,022.86
Expenses Paid During Period 11/1/09-4/30/10 *	$3.86	$1.76	$1.96
Annualized Expense Ratio	0.77%	0.35%	0.39%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Y Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 3/1/10**	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,006.87	$1,007.23	$1,007.62	$1,007.65
Expenses Paid During Period 3/1/10-4/30/10**	$1.49	$1.13	$0.74	$0.71
Annualized Expense Ratio	0.89%	0.67%	0.44%	0.42%

		Retirement
		Income and
	High Yield	Appreciation	Intermediate	Short-Term
Investor Class	Bond Fund	Fund	Bond Fund	Bond Fund
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,019.69	$1,019.39	$1,021.22	$1,021.72
Expenses Paid During Period 11/1/09-4/30/10 *	$5.16	$5.46	$3.61	$3.11
Annualized Expense Ratio	1.03%	1.09%	0.72%	0.62%

High Yield
AMR Class	Bond Fund
Beginning Account Value 11/1/09	$1,000.00
Ending Account Value 4/30/10	$1,022.17
Expenses Paid During Period 11/1/09-4/30/10 *	$2.66
Annualized Expense Ratio	0.53%

*
Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**
Beginning account value for Y Class is the inception date of 3/1/10. Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (61) by days in the year (365).

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS — 0.47%
COMMUNICATIONS — 0.47%
Communications — 0.08%
Charter Communications, Inc. ^	4,260	$161
Charter Communications, Inc., Warrant ^	5,175	24
		185

Media — 0.39%
Dex One Corp. ^	30,265	917
SuperMedia, Inc. ^	1,037	47
		964

Total Common Stocks		1,149

PREFERRED STOCKS — 0.17%
FINANCE — 0.17%
Diversified Financials — 0.01%
Federal Home Loan Mortgage Corp. ^	10,000	16

Finance — 0.16%
Ally Financial, Inc. ‡	454	386

Total Preferred Stocks		402

	Par
	Amount
CORPORATE OBLIGATIONS — 95.18%
Cable / Media — 10.81%
Cablevision Systems Corp., 8.625%, Due 9/15/2017 ‡	$1,000	1,055
CCH II Holdings LLC,
13.50%, Due 11/30/2016	1,050	1,271
13.50%, Due 11/30/2016 ‡	807	968
CCO Holdings LLC, 8.125%, Due 4/30/2020 ‡	400	409
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015 ‡	705	691
Cequel Communications Holdings I LLC, 8.625%, Due 11/15/2017 ‡	525	534
Clear Channel Worldwide Holdings, Inc., 9.25%, Due 12/15/2017 ‡	1,450	1,552
CSC Holdings LLC, 8.50%, Due 4/15/2014 ‡	500	536
DISH DBS Corp., 7.125%, Due 2/1/2016	1,500	1,522
HSN, Inc., 11.25%, Due 8/1/2016	650	733
Hughes Network Systems LLC, 9.50%, Due 4/15/2014	650	670
Intelsat Jackson Holdings SA, 11.25%, Due 6/15/2016	2,200	2,382
Intelsat Luxembourg SA, 11.50%, Due 2/4/2017	650	686
Lamar Media Corp., 7.875%, Due 4/15/2018 ‡	400	409
Liberty Media LLC, 5.70%, Due 5/15/2013	500	502
LIN Television Corp.,
6.50%, Due 5/15/2013	600	594
8.375%, Due 4/15/2018 ‡	100	103
Media General, Inc., 11.75%, Due 2/15/2017 ‡	800	854
Mediacom LLC, 9.125%, Due 8/15/2019 ‡	400	412
Québécor Média, Inc., 7.75%, Due 3/15/2016	500	501

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Radio One, Inc., 6.375%, Due 2/15/2013	$900	$754
Rainbow National Services LLC,
8.75%, Due 9/1/2012 ‡	550	558
10.375%, Due 9/1/2014 ‡	625	656
Sinclair Television Group, Inc., 9.25%, Due 11/1/2017 ‡	1,000	1,062
Telesat Canada, 12.50%, Due 11/1/2017	897	1,046
Univision Communications, Inc.,
12.00%, Due 7/1/2014 ‡	895	989
10.50%, Due 3/15/2015 ‡	1,080	980
UPC Germany GmbH, 8.125%, Due 12/1/2017 ‡	1,000	1,020
WMG Acquisition Corp., 9.50%, Due 6/15/2016 ‡	1,000	1,080
WMG Holdings Corp., 9.50%, Due 12/15/2014 #	1,755	1,777
		26,306

Casino/Gaming — 0.01%
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015 ‡ §	1,800	25
Station Casinos, Inc., 6.875%, Due 3/1/2016 §	500	4
		29

Communications — 0.12%
Columbus International, Inc., 11.50%, Due 11/20/2014 ‡	260	286

Consumer — 4.55%
Alliance One International, Inc., 10.00%, Due 7/15/2016 ‡	400	424
Central Garden and Pet Co., 8.25%, Due 3/1/2018	595	608
Cott Beverages, Inc., 8.375%, Due 11/15/2017 ‡	400	418
Dole Food Co, Inc., 13.875%, Due 3/15/2014	615	744
Easton-Bell Sports, Inc., 9.75%, Due 12/1/2016 ‡	855	911
Fage Dairy Industries, 9.875%, Due 2/1/2020 ‡	815	766
Independencia International Ltd., 15.00%, Due 3/31/2015 ‡	550	505
Jarden Corp., 7.50%, Due 5/1/2017	1,000	1,022
JBS USA LLC, 11.625%, Due 5/14/2011	1,835	2,110
Jostens IH Corp., 7.625%, Due 10/1/2012	500	502
Libbey Glass, Inc., 10.00%, Due 2/15/2015 ‡	1,010	1,067
Pinnacle Foods Finance LLC,
9.25%, Due 4/1/2015 ‡	800	832
10.625%, Due 4/1/2017	475	511
Prestige Brands, Inc., 8.25%, Due 4/1/2018 ‡	630	649
		11,069

Energy — 11.17%
Antero Resources Finance Corp., 9.375%, Due 12/1/2017 ‡	700	724
Berry Petroleum Co., 10.25%, Due 6/1/2014	1,047	1,160
Chesapeake Energy Corp., 6.625%, Due 1/15/2016 ‡	2,000	1,970
Cie Generale de Geophysique-Veritas,
7.50%, Due 5/15/2015	500	506
9.50%, Due 5/15/2016	500	535

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Coffeyville Resources LLC,
9.00%, Due 4/1/2015 ‡	$265	$270
10.875%, Due 4/1/2017 ‡	605	617
Compton Petroleum Finance Corp., 7.625%, Due 12/1/2013	775	659
Copano Energy LLC, 8.125%, Due 3/1/2016	1,000	1,015
Denbury Resources, Inc., 8.25%, Due 2/15/2020	932	1,000
El Paso Corp.,
12.00%, Due 12/12/2013	500	595
7.00%, Due 6/15/2017	900	925
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068	1,710	1,652
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016 ‡	685	712
Hilcorp Energy, 8.00%, Due 2/15/2020 ‡	795	775
Holly Corp., 9.875%, Due 6/15/2017 ‡	300	312
Linn Energy LLC,
9.875%, Due 7/1/2018	1,130	1,220
8.625%, Due 4/15/2020 ‡	1,000	1,038
Mariner Energy, Inc.,
7.50%, Due 4/15/2013	200	207
11.75%, Due 6/30/2016	100	128
MarkWest Energy Partners LP, 8.75%, Due 4/15/2018	780	808
Martin Midstream Partners & Finance, 8.875%, Due 4/1/2018 ‡	895	908
OPTI Canada, Inc.,
9.00%, Due 12/15/2012 ‡	1,020	1,046
8.25%, Due 12/15/2014	735	706
Penn Virginia Resource Finance Corp., 8.25%, Due 4/15/2018	460	469
Petrohawk Energy Corp.,
10.50%, Due 8/1/2014	1,000	1,105
7.875%, Due 6/1/2015	430	444
Plains Exploration & Production Co., 10.00%, Due 3/1/2016	1,200	1,329
Quicksilver Resources, Inc.,
8.25%, Due 8/1/2015	500	515
9.125%, Due 8/15/2019	500	536
Regency Energy Partners LP, 9.375%, Due 6/1/2016 ‡	635	681
SandRidge Energy, Inc.,
9.875%, Due 5/15/2016 ‡	750	788
8.00%, Due 6/1/2018 ‡	900	884
Tesoro Corp., 6.50%, Due 6/1/2017	1,000	940
		27,179

Finance — 9.90%
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015 ‡	700	723
Ally Financial, Inc.,
6.875%, Due 8/28/2012	2,000	2,037
8.30%, Due 2/12/2015 ‡	655	684
8.00%, Due 12/31/2018	400	398
8.00%, Due 11/1/2031	975	951

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Bank of America Corp., 8.125%, Due 12/29/2049	$1,000	$1,007
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016 ‡	1,600	1,696
CEVA Group plc,
11.625%, Due 10/1/2016 ‡	100	109
11.50%, Due 4/1/2018 ‡	800	861
CIT Group, Inc., 7.00%, Due 5/1/2017	900	856
E*Trade Financial Corp., 12.50%, Due 11/30/2017	900	1,075
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016 ‡	1,000	1,025
Financiera Independencia S.A.B. de C.V., 10.00%, Due 3/15/2015 ‡	260	262
HUB International Holdings, Inc., 10.25%, Due 6/15/2015 ‡	1,250	1,219
Icahn Enterprises LP, 8.00%, Due 1/15/2018 ‡	1,135	1,104
International Lease Finance Corp.,
5.65%, Due 6/1/2014	1,200	1,098
8.625%, Due 9/15/2015 ‡	600	593
JP Morgan Chase & Co., 7.90%, Due 12/31/2049	500	525
Lehman Brothers Holdings, Inc., 6.20%, Due 9/26/2014 §	1,500	330
Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058 ‡	735	856
Marsico Parent Co. LLC,
10.625%, Due 1/15/2016 ‡	800	529
12.50%, Due 7/15/2016 ‡	619	168
MBNA Capital A, 8.278%, Due 12/1/2026	625	633
Midwest Gaming Borrower LLC, 11.625%, Due 4/15/2016 ‡	950	976
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039 ‡	500	598
NES Rentals Holdings, Inc., 12.25%, Due 4/15/2015 ‡	355	341
PE Paper Escrow GmbH, 12.00%, Due 8/1/2014 ‡	950	1,083
Prime Dig Pte Ltd., 11.75%, Due 11/3/2014 ‡	195	214
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019 ‡	820	866
Rouse Company, 8.00%, Due 4/30/2049 §	660	739
Wells Fargo Capital XIII, 7.70%, Due 12/29/2049	500	520
		24,076

Manufacturing — 23.01%
Advanced Micro Devices, Inc., 8.125%, Due 12/15/2017 ‡	200	206
AK Steel Corp., 7.625%, Due 5/15/2020	550	566
Allison Transmission, Inc., 11.00%, Due 11/1/2015 ‡	1,200	1,296
American Axle & Manufacturing Holdings, Inc., 9.25%, Due 1/15/2017 ‡	560	595
Amsted Industries, Inc., 8.125%, Due 3/15/2018 ‡	675	675
ArvinMeritor, Inc., 10.625%, Due 3/15/2018	400	430
Belden, Inc., 9.25%, Due 6/15/2019 ‡	715	769
Boise Paper Holdings LLC, 8.00%, Due 4/1/2020 ‡	600	618
Building Materials Corp. of America, 7.50%, Due 3/15/2020 ‡	690	688
Cemex Finance LLC, 9.50%, Due 12/14/2016 ‡	205	207
Cleaver-Brooks, Inc., 12.25%, Due 5/1/2016 ‡	390	394
Colt Defense LLC, 8.75%, Due 11/15/2017 ‡	700	665
Consol Energy, Inc., 8.00%, Due 4/1/2017 ‡	670	708

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
8.25%, Due 4/1/2020 ‡	$535	$570
Cooper Standard Automotive, 8.50%, Due 5/1/2018 ‡	300	307
CPG International I, Inc.,
7.18%, Due 7/1/2012 #	460	442
10.50%, Due 7/1/2013	350	354
Diversey Holdings, Inc., 10.50%, Due 5/15/2020 ‡	800	890
Fibria Overseas Finance Ltd., 7.50%, Due 5/4/2020 ‡	895	898
First Data Corp.,
9.875%, Due 9/24/2015	1,000	915
10.55%, Due 9/24/2015	1,474	1,304
Ford Motor Credit Co. LLC,
7.50%, Due 8/1/2012	2,500	2,584
7.00%, Due 4/15/2015	1,090	1,108
8.125%, Due 1/15/2020	1,140	1,208
Freeport-McMoRan Copper & Gold, Inc., 8.375%, Due 4/1/2017	500	561
Freescale Semiconductor, Inc.,
8.875%, Due 12/15/2014	1,200	1,182
9.125%, Due 12/15/2014	700	698
9.25%, Due 4/15/2018 ‡	450	468
Goodman Global Group, Inc., Zero Coupon, Due 12/15/2014 ‡	535	326
Graphic Packaging International, Inc., 9.50%, Due 6/15/2017	500	537
Grupo Papelero Scribe SA, 8.875%, Due 4/7/2020 ‡	440	414
Hanesbrands, Inc., 8.00%, Due 12/15/2016	500	522
Huntsman International LLC, 7.875%, Due 11/15/2014	1,200	1,218
Ineos Group Holdings plc, 8.50%, Due 2/15/2016 ‡	500	445
International Coal Group, Inc., 9.125%, Due 4/1/2018	540	559
K Hovnanian Enterprises, Inc., 10.625%, Due 10/15/2016	810	887
KB Home,
6.25%, Due 6/15/2015	500	489
9.10%, Due 9/15/2017	400	431
LBI Escrow Corp., 8.00%, Due 11/1/2017 ‡	605	627
MacDermid, Inc., 9.50%, Due 4/15/2017 ‡	2,425	2,504
Manitowoc Co., Inc., 9.50%, Due 2/15/2018	500	525
Meritage Homes Corp., 6.25%, Due 3/15/2015	925	890
Momentive Performance Materials, Inc., 9.75%, Due 12/1/2014	900	916
Motors Liquidation Co., 8.375%, Due 7/15/2033 §	1,570	601
Navistar International Corp., 8.25%, Due 11/1/2021	1,115	1,176
NewPage Corp., 11.375%, Due 12/31/2014	2,150	2,209
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015 ‡	1,450	947
Novelis, Inc., 7.25%, Due 2/15/2015	1,100	1,083
NXP b.v., 9.50%, Due 10/15/2015	900	884
Oshkosh Corp.,
8.25%, Due 3/1/2017 ‡	100	105
8.50%, Due 3/1/2020 ‡	510	537
Owens-Brockway Glass Container, Inc., 6.75%, Due 12/1/2014	1,000	1,025

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Peabody Energy Corp., 7.375%, Due 11/1/2016	$1,000	$1,060
Phillips-Van Heusen Corp., 7.375%, Due 5/15/2020	200	205
RBS Global, Inc., 8.50%, Due 5/1/2018 ‡	1,875	1,880
Reynolds Group, 8.50%, Due 5/15/2018 ‡	1,350	1,360
Ryerson, Inc., 12.00%, Due 11/1/2015	570	616
Sanmina-SCI Corp., 8.125%, Due 3/1/2016	1,000	1,012
Solo Cup Co., 8.50%, Due 2/15/2014	1,800	1,809
Standard Pacific Corp., 8.375%, Due 5/15/2018	300	305
Stratus Technologies, Inc., 12.00%, Due 3/29/2015 ‡	425	411
SunGard Data Systems, Inc.,
9.125%, Due 8/15/2013	200	205
10.25%, Due 8/15/2015	700	738
Thermon Industries, Inc., 9.50%, Due 5/1/2017 ‡	1,320	1,346
TransDigm, Inc., 7.75%, Due 7/15/2014 ‡	380	389
TriMas Corp., 9.75%, Due 12/15/2017 ‡	625	645
TRW Automotive, Inc.,
7.25%, Due 3/15/2017 ‡	1,000	1,007
8.875%, Due 12/1/2017 ‡	590	626
Tube City IMS Corp., 9.75%, Due 2/1/2015	500	505
USG Corp., 9.75%, Due 8/1/2014 ‡	460	497
Viasat, Inc., 8.875%, Due 9/15/2016 ‡	200	205
		55,984

Other Corporate — 3.08%
AES Corp., 9.75%, Due 4/15/2016 ‡	50	54
Crown Castle International Corp., 9.00%, Due 1/15/2015	1,000	1,074
Dynegy Holdings, Inc.,
7.50%, Due 6/1/2015 ‡	1,000	875
8.375%, Due 5/1/2016	1,500	1,320
Forest City Enterprises, Inc., 7.625%, Due 6/1/2015	1,100	1,023
Intergen NV, 9.00%, Due 6/30/2017 ‡	1,000	1,045
Novasep Holding SAS, 9.75%, Due 12/15/2019 ‡	605	611
NRG Energy, Inc., 7.375%, Due 2/1/2016	1,500	1,485
		7,487

Service — 21.45%
American Renal Holdings, 8.375%, Due 5/15/2018 ‡	110	111
Boston Scientific Corp., 6.00%, Due 1/15/2020	800	791
Burlington Coat Factory Warehouse Corp., 11.125%, Due 4/15/2014	275	289
Carrols Corp., 9.00%, Due 1/15/2013	675	690
Casella Waste Systems, Inc.,
9.75%, Due 2/1/2013	1,150	1,159
11.00%, Due 7/15/2014 ‡	650	705
Clean Harbors, Inc., 7.625%, Due 8/15/2016	625	651
Country Garden Holdings Co., 11.25%, Due 4/22/2017 ‡	335	331
CRC Health Corp., 10.75%, Due 2/1/2016	1,350	1,286
DaVita, Inc., 7.25%, Due 3/15/2015	1,000	1,020

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Denny’s Holdings, Inc., 10.00%, Due 10/1/2012	$620	$632
Dollar General Corp., 10.625%, Due 7/15/2015	985	1,095
Equinox Holdings, Inc., 9.50%, Due 2/1/2016 ‡	950	969
Felcor Lodging LP, 10.00%, Due 10/1/2014	500	522
Fresenius Medical Care Capital Trust IV, 7.875%, Due 6/15/2011	1,000	1,050
Fresenius US Finance II, Inc., 9.00%, Due 7/15/2015 ‡	500	562
Great Atlantic & Pacific Tea Co., 11.375%, Due 8/1/2015 ‡	950	940
Harrah’s Operating Co., Inc., 11.25%, Due 6/1/2017	2,400	2,616
HCA, Inc., 9.625%, Due 11/15/2016	3,000	3,262
Health Net, Inc., 6.375%, Due 6/1/2017	650	604
Healthsouth Corp., 10.75%, Due 6/15/2016	550	600
Iron Mountain, Inc., 8.00%, Due 6/15/2020	600	622
Live Nation Entertainment, Inc., 8.125%, Due 5/15/2018 ‡	930	956
MGM Mirage,
8.375%, Due 2/1/2011	1,000	1,012
6.625%, Due 7/15/2015	1,900	1,639
9.00%, Due 3/15/2020 ‡	300	315
Michaels Stores, Inc., 10.00%, Due 11/1/2014	1,200	1,272
MTR Gaming Group, Inc., 12.625%, Due 7/15/2014	275	289
NCL Corp Ltd., 11.75%, Due 11/15/2016 ‡	1,000	1,110
Neiman Marcus Group, Inc., 10.375%, Due 10/15/2015	935	985
Nielsen Finance LLC, Zero Coupon, Due 8/1/2016 #	620	601
NPC International, Inc., 9.50%, Due 5/1/2014	800	810
PharmaNet Development Group, Inc., 10.875%, Due 4/15/2017 ‡	525	537
Pinnacle Entertainment, Inc.,
7.50%, Due 6/15/2015	1,100	1,059
8.75%, Due 5/15/2020 ‡	575	574
Pokagon Gaming Authority, 10.375%, Due 6/15/2014 ‡	1,000	1,050
Psychiatric Solutions, Inc., 7.75%, Due 7/15/2015 ‡	1,250	1,275
QVC, Inc., 7.50%, Due 10/1/2019 ‡	375	384
Reable Therapeutics, 11.75%, Due 11/15/2014	1,100	1,172
Realogy Corp., 11.00%, Due 4/15/2014	1,668	1,526
Rite Aid Corp., 9.75%, Due 6/12/2016	1,305	1,437
RSC Equipment Rental, Inc., 9.50%, Due 12/1/2014	1,000	1,027
Sally Holdings LLC, 10.50%, Due 11/15/2016	800	878
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015 ‡	500	425
Sitel LLC, 11.50%, Due 4/1/2018 ‡	500	508
Speedway Motorsports, Inc., 8.75%, Due 6/1/2016	410	439
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, Due 5/15/2018	1,000	1,030
Station Casinos, Inc., 7.75%, Due 8/15/2016 §	500	26
SUPERVALU, Inc., 8.00%, Due 5/1/2016	400	407
Tenet Healthcare Corp., 10.00%, Due 5/1/2018 ‡	1,000	1,139
Ticketmaster Entertainment, Inc., 10.75%, Due 8/1/2016	1,000	1,125
United Surgical Partners International, Inc., 9.25%, Due 5/1/2017	1,000	1,050

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Universal City Development Partners Ltd., 8.875%, Due 11/15/2015 ‡	$1,000	$1,025
US Oncology, Inc.,
6.643%, Due 3/15/2012 #	2,062	1,969
10.75%, Due 8/15/2014	300	313
Vanguard Health Holding Co II LLC, 8.00%, Due 2/1/2018 ‡	500	495
WCA Waste Corp., 9.25%, Due 6/15/2014	1,000	1,011
Yonkers Racing Corp., 11.375%, Due 7/15/2016 ‡	725	794
		52,171

Telecommunications — 3.54%
Clearwire Communications LLC, 12.00%, Due 12/1/2015 ‡	550	571
Cricket Communications, Inc., 7.75%, Due 5/15/2016	965	1,001
Digicel Group Ltd.,
8.875%, Due 1/15/2015 ‡	1,445	1,445
9.125%, Due 1/15/2015 ‡	100	101
10.50%, Due 4/15/2018 ‡	750	801
GCI, Inc., 8.625%, Due 11/15/2019 ‡	580	590
Level 3 Financing, Inc., 10.00%, Due 2/1/2018 ‡	650	640
MetroPCS Wireless, Inc., 9.25%, Due 11/1/2014	1,200	1,245
NII Capital Corp., 10.00%, Due 8/15/2016 ‡	1,360	1,509
TW Telecom Holdings, Inc., 8.00%, Due 3/1/2018 ‡	675	699
		8,602

Transportation — 1.28%
General Maritime Corp., 12.00%, Due 11/15/2017 ‡	1,350	1,465
Greenbrier Cos., Inc., 8.375%, Due 5/15/2015	500	475
Kansas City Southern de Mexico SA de CV, 12.50%, Due 4/1/2016	1,000	1,182
		3,122

Utilities — 0.13%
CRTX Energy Finance, 8.875%, Due 2/15/2018 ‡	300	312

Utility — 6.13%
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	680	689
CMS Energy Corp., 8.75%, Due 6/15/2019	800	916
Elwood Energy LLC, 8.159%, Due 7/5/2026	694	667
Energy Future Holdings Corp., 10.875%, Due 11/1/2017	1,500	1,181
Integra Telecom Holdings, Inc., 10.75%, Due 4/15/2016 ‡	500	510
New Communications Holdings, Inc.,
8.25%, Due 4/15/2017 ‡	200	206
8.50%, Due 4/15/2020 ‡	200	206
8.75%, Due 4/15/2022 ‡	400	412
Qwest Communications International, Inc., 7.50%, Due 2/15/2014	700	712
Qwest Corp.,
8.375%, Due 5/1/2016	500	570
6.875%, Due 9/15/2033	725	696
Sprint Capital Corp., 8.75%, Due 3/15/2032	1,500	1,500
Sprint Nextel Corp., 8.375%, Due 8/15/2017	1,815	1,876

See accompanying notes

American Beacon High Yield Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Texas Competitive Electric Holdings Co. LLC, 10.25%, Due 11/1/2015	$2,500	$1,875
Wind Acquisition Finance S.A.,
12.00%, Due 12/1/2015 ‡ ¤	2,000	2,135
11.75%, Due 7/15/2017 ‡	45	50
12.25%, Due 7/15/2017 ‡	670	702
		14,903

Total Corporate Obligations		231,526

CONVERTIBLE OBLIGATIONS — 0.45%
Finance — 0.16%
E*Trade Financial Corp., 12.50%, Due 8/31/2019	240	392

Hotels, Restaurants & Leisure — 0.29%
Horizon Lines, Inc., 4.25%, Due 8/15/2012	800	714

Total Convertible Obligations		1,106

ASSET-BACKED SECURITIES — 0.26%
Discover Financial Services, 10.25%, Due 7/15/2019	525	644

	Shares
SHORT TERM INVESTMENTS — 3.86%
JPMorgan U.S. Government Money Market Fund	9,378,518	9,379

TOTAL INVESTMENTS — 100.39% (Cost $227,636)		$244,206
LIABILITIES, NET OF OTHER ASSETS — (0.39%)		(950)
TOTAL NET ASSETS — 100.00%		$243,256

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡
Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $100,114 or 41.16% of net assets. The Fund has no right to demand registration of these securities.

#	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

§	Non-income producing — Issuer is in default.

¤	Step Up/Down

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCKS — 5.06%
CONSUMER DISCRETIONARY — 0.27%
Hotels, Restaurants & Leisure — 0.15%
Carnival Corp.	4,200	$175

Internet & Catalog Retail — 0.12%
eBay, Inc. ^	6,000	143

Total Consumer Discretionary		318

ENERGY — 1.66%
Energy Equipment & Services — 0.64%
Ensco plc, ADR	7,300	344
Noble Corp.	10,150	401

		745

Oil & Gas — 1.02%
Apache Corp.	4,250	433
Devon Energy Corp.	6,050	407
Occidental Petroleum Corp.	4,000	355

		1,195

Total Energy		1,940

FINANCIALS — 0.64%
Banks — 0.24%
Bank of America Corp.	8,000	143
JPMorgan Chase & Co.	3,300	140

		283

Diversified Financials — 0.40%
Affiliated Managers Group, Inc. ^	2,300	194
T Rowe Price Group, Inc.	4,800	276

		470

Total Financials		753

HEALTH CARE — 0.89%
Health Care Equipment & Supplies — 0.53%
Medtronic, Inc.	7,000	306
Stryker Corp.	5,400	310

		616

Optical Supplies — 0.22%
Alcon, Inc.	1,630	254

Pharmaceuticals — 0.14%
Merck & Co., Inc.	4,777	167

Total Health Care		1,037

INDUSTRIALS — 0.66%
Aerospace & Defense — 0.14%
United Technologies Corp.	2,150	161

Machinery — 0.52%
Eaton Corp.	3,900	301
Parker Hannifin Corp. ^	4,500	311

		612

Total Industrials		773

INFORMATION TECHNOLOGY — 0.94%
Communications Equipment — 0.52%
Cisco Systems, Inc. ^	12,500	337
QUALCOMM, Inc.	7,200	279

		616

Computers & Peripherals — 0.13%
SanDisk Corp. ^	3,700	151

IT Consulting & Services — 0.29%
Accenture plc	7,770	339

Total Information Technology		1,106

Total Common Stocks		5,927

CONVERTIBLE PREFERRED
STOCKS — 1.06%
CONSUMER STAPLES — 0.24%
Food Products — 0.24%
Bunge Ltd.	525	280

FINANCIALS — 0.57%
Banks — 0.57%
Bank of America Corp.	385	378
Wells Fargo & Co.	300	296

Total Financials		674

HEALTH CARE — 0.25%
Pharmaceuticals — 0.25%
Mylan, Inc.	225	288

Total Convertible Preferred Stocks		1,242

PREFERRED STOCKS — 1.09%
CONSUMER DISCRETIONARY — 0.30%
Food Products — 0.30%
Archer-Daniels-Midland Co.	8,850	350

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
CONSUMER STAPLES — 0.32%
Food Products — 0.32%
Bunge Ltd.	4,500	$382

FINANCIALS — 0.47%
Diversified Financials — 0.47%
AMG Capital Trust I	4,150	197
Vale Capital II	4,000	349

Total Financials		546

Total Preferred Stocks		1,278

	Par
	Amount
AGENCIES — 0.52%
Agency — 0.52%
EDF SA, 4.60%, Due 1/27/2020 ‡	$300	300
Petroleos Mexicanos, 6.00%, Due 3/5/2020 ‡	300	309
Total Agencies		609

CORPORATE OBLIGATIONS — 37.18%
Finance — 16.63%
Aegon Funding Corp., 5.75%, Due 12/15/2020	250	250
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012 ‡	300	303
Bank of America Corp.,
7.80%, Due 9/15/2016	600	670
6.00%, Due 9/1/2017	400	415
7.625%, Due 6/1/2019	200	228
Bank One Corp., 4.90%, Due 4/30/2015	250	256
Barclays Bank plc,
3.90%, Due 4/7/2015	290	293
6.75%, Due 5/22/2019	300	337
BNP Paribas, 0.695%, Due 4/8/2013 #	750	750
Citigroup, Inc.,
0.529%, Due 11/5/2014 #	300	279
6.125%, Due 11/21/2017	275	286
8.50%, Due 5/22/2019	750	885
CME Group, Inc., 5.40%, Due 8/1/2013	230	253
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	600	622
5.30%, Due 8/13/2019	250	262
Deutsche Bank AG, 3.875%, Due 8/18/2014	275	284
General Electric Capital Corp.,
0.495%, Due 1/8/2016 #	1,033	947
5.625%, Due 5/1/2018	250	265
6.00%, Due 8/7/2019	300	324
5.50%, Due 1/8/2020	350	365
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	484
6.25%, Due 9/1/2017	550	576
Hartford Financial Services Group, Inc., 7.90%, Due 6/15/2010	280	282
HSBC Finance Corp., 5.25%, Due 1/14/2011	1,050	1,078
ING Bank, NV, 5.125%, Due 5/1/2015 ‡	300	314
Janus Capital Group, Inc., 6.95%, Due 6/15/2017	125	127
JP Morgan Chase & Co.,
3.70%, Due 1/20/2015	1,450	1,480
6.00%, Due 1/15/2018	250	270
JP Morgan Chase Bank, NA, 0.587%, Due 6/13/2016 #	375	352
Leucadia National Corp., 8.125%, Due 9/15/2015	100	105
Lincoln National Corp., 4.75%, Due 2/15/2014	105	108
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 ‡	300	298
MassMutual Global Funding II, 0.412%, Due 12/6/2013 ‡ #	400	388
Mellon Funding Corp., 0.40%, Due 5/15/2014 #	250	247
Merrill Lynch & Co., Inc., 6.11%, Due 1/29/2037	275	254
MetLife, Inc., 6.375%, Due 6/15/2034	250	267
Metropolitan Life Global Funding I, 0.507%, Due 3/15/2012 ‡ #	300	296
Monumental Global Funding III, 0.503%, Due 1/15/2014 ‡ #	300	286
Morgan Stanley,
0.783%, Due 10/15/2015 #	300	278
7.30%, Due 5/13/2019	280	307
5.625%, Due 9/23/2019	250	247
Nordea Bank AB, 2.50%, Due 11/13/2012 ‡	250	253
Pricoa Global Funding I, 5.40%, Due 10/18/2012 ‡	150	162

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
ProLogis, 5.625%, Due 11/15/2016	$250	$247
Prudential Financial, Inc., 4.50%, Due 7/15/2013	250	262
Rabobank Nederland NV, 4.20%, Due 5/13/2014 ‡	200	210
Simon Property Group LP, 10.35%, Due 4/1/2019	300	389
UBS AG, 5.875%, Due 12/20/2017	275	291
Wachovia Corp.,
0.673%, Due 10/15/2016 #	600	551
5.75%, Due 2/1/2018	475	511
Wells Fargo & Co., 5.625%, Due 12/11/2017	275	296

		19,490

Industrials — 18.81%
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	275	282
American Honda Finance Corp., 4.625%, Due 4/2/2013 ‡	325	346
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020 ‡	290	294
8.00%, Due 11/15/2039 ‡	100	130
AT&T, Inc.,
5.625%, Due 6/15/2016	200	222
5.50%, Due 2/1/2018	400	431
6.80%, Due 5/15/2036	125	137
6.40%, Due 5/15/2038	125	131
ATP Oil & Gas Corp., 11.875%, Due 5/1/2015 ‡	150	150
BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 ‡	700	707
BE Aerospace, Inc., 8.50%, Due 7/1/2018	325	348
Bio Rad Labs, 8.00%, Due 9/15/2016	275	294
Boeing Co., 1.875%, Due 11/20/2012	250	253
BP Capital Markets plc, 3.875%, Due 3/10/2015	200	209
Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018	125	137
Burlington Northern Santa Fe LLC, 5.75%, Due 3/15/2018	325	354
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	273
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	290
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	265
Cisco Systems, Inc., 5.25%, Due 2/22/2011	250	259
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	150	177
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	127
Comcast Corp., 6.55%, Due 7/1/2039	300	317
Comstock Resources, Inc., 8.375%, Due 10/15/2017	300	310
Concho Resources, Inc., 8.625%, Due 10/1/2017	275	294
ConocoPhillips,
4.60%, Due 1/15/2015	200	216
5.20%, Due 5/15/2018	325	350
Covidien International Finance SA, 5.15%, Due 10/15/2010	600	612
Daimler Finance NA LLC,
5.875%, Due 3/15/2011	250	259
5.75%, Due 9/8/2011	250	264
Dell, Inc., 5.875%, Due 6/15/2019	70	78
Deutsche Telekom AG, 8.50%, Due 6/15/2010	480	484
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 ‡	250	264
France Telecom S.A., 4.375%, Due 7/8/2014	150	160
Frontier Oil Corp., 8.50%, Due 9/15/2016	250	258
FTI Consulting, Inc., 7.75%, Due 10/1/2016	150	154
Gardner Denver, Inc., 8.00%, Due 5/1/2013	300	302
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	138
Hanesbrands, Inc., 8.00%, Due 12/15/2016	300	313
Hewlett-Packard Co., 4.50%, Due 3/1/2013	325	350
Honeywell International, Inc., 4.25%, Due 3/1/2013	250	267

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
International Business Machines Corp., 7.625%, Due 10/15/2018	$150	$188
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	325	352
Jarden Corp.,
7.50%, Due 5/1/2017	30	31
7.50%, Due 1/15/2020	120	123
JDA Software Group, Inc., 8.00%, Due 12/15/2014 ‡	20	21
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	306
Kansas City Southern Railway, 13.00%, Due 12/15/2013	210	251
Kellogg Co., 4.25%, Due 3/6/2013	250	266
Nationwide Building Society, 5.50%, Due 7/18/2012 ‡	450	483
NetFlix, Inc., 8.50%, Due 11/15/2017	275	293
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	354
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	157
Oshkosh Corp.,
8.25%, Due 3/1/2017 ‡	50	53
8.50%, Due 3/1/2020 ‡	125	132
Petroplus Finance Ltd., 9.375%, Due 9/15/2019 ‡	225	215
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	250	249
Range Resources Corp., 8.00%, Due 5/15/2019	100	108
Raytheon Co., 5.375%, Due 4/1/2013	250	274
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	462
Seagate Technology, 6.80%, Due 10/1/2016	350	355
Service Corp International, 8.00%, Due 11/15/2021	225	234
SESI LLC, 6.875%, Due 6/1/2014	435	433
Spirit Aerosystems, Inc., 7.50%, Due 10/1/2017 ‡	300	307
Swift Energy Co., 7.125%, Due 6/1/2017	375	367
Syniverse Technologies, Inc., 7.75%, Due 8/15/2013	325	330
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	300	335
Terex Corp., 8.00%, Due 11/15/2017	125	122
Thomson Reuters Corp., 4.70%, Due 10/15/2019	250	257
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	300	325
Time Warner, Inc., 4.875%, Due 3/15/2020	150	149
Triumph Group, Inc., 8.00%, Due 11/15/2017	300	300
Tyco International Finance SA, 4.125%, Due 10/15/2014	125	131
Union Pacific Corp., 7.875%, Due 1/15/2019	300	367
United Technologies Corp., 6.125%, Due 7/15/2038	165	185
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	270
6.90%, Due 4/15/2038	325	369
Verizon Wireless Capital, LLC, 3.75%, Due 5/20/2011	270	278
Vodafone Group plc, 6.15%, Due 2/27/2037	275	286
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	250	315
WESCO Distribution, Inc., 7.50%, Due 10/15/2017	450	445
Xerox Corp.,
5.65%, Due 5/15/2013	75	80
8.25%, Due 5/15/2014	150	176

		22,041

Other Government — 0.27%
Province of Ontario Canada, 4.10%, Due 6/16/2014	300	318

Utilities — 1.47%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	299
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	250	264
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	155
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	275	287
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	175	198

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Progress Energy, Inc., 4.875%, Due 12/1/2019	$250	$250
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	250	271

		1,724

Total Corporate Obligations		43,573

CONVERTIBLE OBLIGATIONS — 12.13%
Basic Materials — 1.43%
Allegheny Technologies, Inc., 4.25%, Due 6/1/2014	260	380
Goldcorp, Inc., 2.00%, Due 8/1/2014 ‡	225	268
Newmont Mining Corp.,
3.00%, Due 2/15/2012	50	67
1.25%, Due 7/15/2014	425	570
1.625%, Due 7/15/2017	220	301
Sterlite Industries India Ltd., 4.00%, Due 10/30/2014	90	93

		1,679

Communications — 1.73%
Anixter International, Inc., 1.00%, Due 2/15/2013	410	412
Arris Group, Inc., 2.00%, Due 11/15/2026	240	243
priceline.com, Inc., 1.25%, Due 3/15/2015 ‡	300	320
Symantec Corp.,
0.75%, Due 6/15/2011	150	158
1.00%, Due 6/15/2013	400	428
VeriSign, Inc., 3.25%, Due 8/15/2037	500	471

		2,032

Consumer Discretionary — 1.07%
Archer-Daniels-Midland Co., 0.875%, Due 2/15/2014	430	423
Best Buy Co., Inc., 2.25%, Due 1/15/2022	200	227
Carnival Corp., 2.00%, Due 4/15/2021	135	152
International Game Technology, 3.25%, Due 5/1/2014 ‡	110	140
RadioShack Corp., 2.50%, Due 8/1/2013 ‡	275	308

		1,250

Consumer Staples — 0.28%
Kinetic Concepts, Inc., 3.25%, Due 4/15/2015 ‡	310	328

Energy — 0.59%
Cameron International Corp.,
2.50%, Due 6/15/2026	180	227
2.50%, Due 5/15/2037	570	467

		694

Finance — 0.47%
Janus Capital Group, Inc., 3.25%, Due 7/15/2014	190	235
Leucadia National Corp., 3.75%, Due 4/15/2014	250	315

		550

Health Care — 1.18%
Biovail Corp., 5.375%, Due 8/1/2014 ‡	350	452
LifePoint Hospitals, Inc., 3.50%, Due 5/15/2014	325	337
Medtronic, Inc., 1.625%, Due 4/15/2013	560	593

		1,382

Industrials — 0.93%
Danaher Corp., Zero Coupon, Due 1/22/2021	370	450
Fisher Scientific International, Inc., 3.25%, Due 3/1/2024	230	325
ON Semiconductor Corp., 2.625%, Due 12/15/2026	300	309

		1,084

Pharmaceuticals — 1.09%
Charles River Laboratories International, Inc., 2.25%, Due 6/15/2013	140	136
Life Technologies Corp., 1.50%, Due 2/15/2024	246	293
Mylan, Inc., 1.25%, Due 3/15/2012	430	476
Teva Pharmaceutical Finance Co. LLC, 0.25%, Due 2/1/2026	295	371

		1,276

Technology — 3.36%
CACI International, Inc., 2.125%, Due 5/1/2014	230	238
EMC Corp., 1.75%, Due 12/1/2013	715	931

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Intel Corp., 3.25%, Due 8/1/2039 ‡	$200	$245
Linear Technology Corp., 3.00%, Due 5/1/2027	295	294
Maxtor Corp., 2.375%, Due 8/15/2012	120	140
Micron Technology, Inc., 1.875%, Due 6/1/2014	300	278
Navistar International Corp., 3.00%, Due 10/15/2014	300	352
NetApp, Inc., 1.75%, Due 6/1/2013	545	677
Rovi Corp., 2.625%, Due 2/15/2040 ‡	300	312
SanDisk Corp., 1.00%, Due 5/15/2013	175	155
Sybase, Inc., 3.50%, Due 8/15/2029 ‡	280	321

		3,943

Total Convertible Obligations		14,218

MUNICIPAL SECURITIES — 0.17%
Municipal Obligations — 0.17%
State of Illinois, 1.823%, Due 1/1/2011	200	200

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.20%
Commercial Mortgage Backed Securities — 2.20%
Banc of America Commercial Mortgage, Inc.,
2005-6 A1, 5.001%, Due 9/10/2047	209	210
2007-2 A2, 5.634%, Due 4/10/2049	650	675
JP Morgan Chase Commercial Mortgage Securities Corp.,
2007-CB19 A4, 5.937%, Due 2/12/2049	400	405
2007-CB20 A2, 5.629%, Due 2/12/2051	550	568
LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040	450	445
Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.924%, Due 6/15/2049	260	268
Total Non-Agency Mortgage-Backed Obligations		2,571

ASSET-BACKED SECURITIES — 5.38%
American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014	1,050	1,103
Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 ‡	600	600
BMW Floorplan Master Owner Trust, 2009-1A A, 1.404%, Due 9/15/2014 ‡ #	250	250
Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/15/2014	800	843
Citibank Credit Card Issuance Trust, 2009-A2 A2, 1.804%, Due 5/15/2014 #	600	616
Discover Card Master Trust, 2009-A2 A, 1.53%, Due 2/17/2015 #	200	204
Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 ‡	900	900
Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.804%, Due 9/15/2014 #	250	252
Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014	300	303
Nissan Master Owner Trust Receivables, 2010-2A A, 1.404%, Due 1/15/2015 ‡ #	600	602
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	300	300
2008-2 A4A, 6.24%, Due 7/20/2015	300	332
Total Asset-Backed Securities		6,305

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.75%
Federal Home Loan Mortgage Corporation — 5.09%
5.00%, Due 2/1/2021	723	771
4.50%, Due 4/1/2021	739	778
5.00%, Due 9/1/2035	1,811	1,884
5.50%, Due 4/1/2037	543	574
5.00%, Due 3/1/2038	1,215	1,260
5.50%, Due 5/1/2038	658	696

		5,963

Federal National Mortgage Association — 5.34%
6.50%, Due 7/1/2032	294	324
5.50%, Due 6/1/2033	674	715
4.50%, Due 9/1/2034	364	371
5.50%, Due 12/1/2035	758	801
5.00%, Due 2/1/2036	611	636
5.50%, Due 4/1/2036	1,093	1,156
5.50%, Due 2/1/2037	831	877
6.00%, Due 9/1/2037	548	583
6.00%, Due 1/1/2038	752	801

		6,264

Government National Mortgage Association — 2.32%
4.201%, Due 8/16/2026	398	407
6.00%, Due 2/15/2033	638	695
5.50%, Due 4/15/2033	878	940

See accompanying notes

American Beacon Retirement Income and Appreciation Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
5.00%, Due 5/15/2033	$642	$675

		2,717

Total U.S. Agency Mortgage-Backed Obligations		14,944

U.S. AGENCY OBLIGATIONS - 1.34%
Federal Farm Credit Bank - 1.23%
3.00%, Due 9/22/2014	1,400	1,433

Tennessee Valley Authority - 0.11%
5.25%, Due 9/15/2039	130	132

Total U.S. Agency Obligations		1,565

U.S. TREASURY OBLIGATIONS - 15.94%
4.25%, Due 8/15/2015	1,500	1,631
3.00%, Due 9/30/2016	1,750	1,753
3.125%, Due 10/31/2016	3,800	3,828
3.75%, Due 11/15/2018	2,550	2,605
3.625%, Due 2/15/2020	3,350	3,340
7.875%, Due 2/15/2021	300	409
6.25%, Due 8/15/2023	1,500	1,835
6.875%, Due 8/15/2025	250	326
5.25%, Due 11/15/2028	1,050	1,171
4.75%, Due 2/15/2037	420	438
4.50%, Due 8/15/2039	1,350	1,343

Total U.S. Treasury Obligations		18,679

Shares
SHORT TERM INVESTMENTS - 4.33%
JPMorgan U.S. Government Money Market
Fund	2,076,096	2,076

	Par
	Amount
U.S. Treasury,
0.22%, Due 10/21/2010	$3,000	2,997
Total Short Term Investments		5,073

TOTAL INVESTMENTS 99.15% — (Cost $110,991)		116,184
OTHER ASSETS, NET OF LIABILITIES - 0.85%		999

TOTAL NET ASSETS - 100.00%		$117,183

Percentages are stated as a percent of net assets.

^	Non-income producing security.

‡
Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,267 or 9.61% of net assets. The Fund has no right to demand registration of these securities.

#	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
AGENCIES — 0.38%
Agency — 0.38%
EDF SA, 4.60%, Due 1/27/2020 ‡	$380	$380
Petrobras International Finance Co., 6.875%, Due 1/20/2040	110	114
Petroleos Mexicanos, 6.00%, Due 3/5/2020 ‡	375	386
Total Agencies		880

CORPORATE OBLIGATIONS — 43.41%
Finance — 18.08%
Aegon Funding Corp., 5.75%, Due 12/15/2020	400	399
American Express Co., 8.15%, Due 3/19/2038	325	428
American Express Credit Corp., 5.875%, Due 5/2/2013	610	667
Ameriprise Financial, Inc., 5.35%, Due 11/15/2010	730	747
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012 ‡	350	353
Bank of America Corp.,
7.80%, Due 9/15/2016	700	782
6.00%, Due 9/1/2017	200	208
7.625%, Due 6/1/2019	800	913
Bank of New York Mellon Corp., 4.95%, Due 11/1/2012	290	314
Bank One Corp., 4.90%, Due 4/30/2015	500	511
Barclays Bank plc,
3.90%, Due 4/7/2015	380	384
6.75%, Due 5/22/2019	350	393
Bear Stearns Cos., Inc.,
6.40%, Due 10/2/2017	605	669
7.25%, Due 2/1/2018	270	311
Berkshire Hathaway Finance Corp., 5.75%, Due 1/15/2040	325	330
Berkshire Hathaway, Inc., 1.40%, Due 2/10/2012	1,900	1,914
BNP Paribas, 0.695%, Due 4/8/2013 #	950	950
Citigroup, Inc.,
0.529%, Due 11/5/2014 #	380	353
6.01%, Due 1/15/2015	520	554
6.125%, Due 11/21/2017	755	784
8.50%, Due 5/22/2019	1,100	1,299
CME Group, Inc.,
5.40%, Due 8/1/2013	260	286
5.75%, Due 2/15/2014	510	564
CNA Financial Corp., 7.35%, Due 11/15/2019	210	224
Countrywide Financial Corp., 5.80%, Due 6/7/2012	210	223
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	700	726
5.30%, Due 8/13/2019	425	445
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	414
General Electric Capital Corp., 5.25%, Due 10/19/2012	245	264

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
General Electric Capital Corp.,
0.495%, Due 1/8/2016 #	$1,300	$1,192
5.625%, Due 5/1/2018	695	736
6.00%, Due 8/7/2019	350	378
5.50%, Due 1/8/2020	400	417
5.875%, Due 1/14/2038	645	638
Goldman Sachs Group, Inc.,
5.125%, Due 1/15/2015	245	253
5.35%, Due 1/15/2016	800	815
6.25%, Due 9/1/2017	800	837
5.95%, Due 1/18/2018	215	221
6.75%, Due 10/1/2037	245	238
Hartford Financial Services Group, Inc., 7.90%, Due 6/15/2010	350	353
HSBC Finance Corp., 5.25%, Due 1/14/2011	1,550	1,591
ING Bank, NV, 5.125%, Due 5/1/2015 ‡	250	262
John Hancock Global Funding II, 7.90%, Due 7/2/2010 ‡	700	707
JP Morgan Chase & Co.,
3.70%, Due 1/20/2015	2,330	2,378
6.00%, Due 1/15/2018	250	270
JP Morgan Chase Bank, NA, 0.587%, Due 6/13/2016 #	480	451
Lincoln National Corp., 4.75%, Due 2/15/2014	50	52
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015 ‡	375	372
MassMutual Global Funding II, 0.412%, Due 12/6/2013 ‡ #	500	484
Mellon Funding Corp., 0.40%, Due 5/15/2014 #	500	493
Merrill Lynch & Co., Inc.,
6.40%, Due 8/28/2017	905	950
6.50%, Due 7/15/2018	520	543
6.11%, Due 1/29/2037	360	333
MetLife, Inc.,
5.375%, Due 12/15/2012	240	260
6.375%, Due 6/15/2034	400	427
Metropolitan Life Global Funding I, 0.507%, Due 3/15/2012 ‡ #	380	375
Monumental Global Funding III, 0.503%, Due 1/15/2014 ‡ #	375	358
Morgan Stanley,
0.783%, Due 10/15/2015 #	380	353
7.30%, Due 5/13/2019	370	406
5.625%, Due 9/23/2019	400	395
Nasdaq OMX Group,
4.00%, Due 1/15/2015	165	166
5.55%, Due 1/15/2020	165	167
Nordea Bank AB, 2.50%, Due 11/13/2012 ‡	400	405
PNC Funding Corp., 4.25%, Due 9/21/2015	390	403
Pricoa Global Funding I, 5.40%, Due 10/18/2012 ‡	175	189
ProLogis, 5.625%, Due 11/15/2016	200	198

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Prudential Financial, Inc.,
4.50%, Due 7/15/2013	$200	$210
5.10%, Due 9/20/2014	280	300
Rabobank Nederland NV, 4.20%, Due 5/13/2014 ‡	600	630
Simon Property Group LP, 10.35%, Due 4/1/2019	375	486
State Street Corp., 4.30%, Due 5/30/2014	260	275
UBS AG, 5.875%, Due 12/20/2017	400	423
UnitedHealth Group, Inc., 5.25%, Due 3/15/2011	820	849
Wachovia Corp.,
0.673%, Due 10/15/2016 #	750	689
5.75%, Due 2/1/2018	750	807
Wells Fargo & Co., 5.625%, Due 12/11/2017	475	512
Westpac Banking Corp., 2.25%, Due 11/19/2012	375	379
Willis North America, Inc., 6.20%, Due 3/28/2017	280	287
		41,322

Industrials — 20.26%
Alltel Corp., 7.00%, Due 7/1/2012	215	239
Altria Group, Inc., 9.70%, Due 11/10/2018	275	346
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	375	385
American Honda Finance Corp., 4.625%, Due 4/2/2013 ‡	250	266
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	390	401
5.00%, Due 4/15/2020 ‡	380	385
8.00%, Due 11/15/2039 ‡	175	227
AT&T Wireless Services, Inc., 8.75%, Due 3/1/2031	335	442
AT&T, Inc.,
5.10%, Due 9/15/2014	755	824
5.625%, Due 6/15/2016	400	444
5.50%, Due 2/1/2018	300	323
6.80%, Due 5/15/2036	225	246
6.40%, Due 5/15/2038	200	210
BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 ‡	800	808
Baxter International, Inc., 1.80%, Due 3/15/2013	210	210
Best Buy Co., Inc., 6.75%, Due 7/15/2013	345	386
Boeing Co., 1.875%, Due 11/20/2012	400	405
BP Capital Markets plc,
3.125%, Due 3/10/2012	520	538
3.875%, Due 3/10/2015	600	628
Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018	125	137
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	250	272
7.95%, Due 8/15/2030	180	224
CA, Inc., 5.375%, Due 12/1/2019	370	386
Cameron International Corp., 6.375%, Due 7/15/2018	125	133

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Canadian National Railway Co.,
5.55%, Due 5/15/2018	$400	$437
5.55%, Due 3/1/2019	165	181
Canadian Natural Resources Ltd.,
6.70%, Due 7/15/2011	400	426
6.25%, Due 3/15/2038	360	379
Caterpillar Financial Services Corp.,
4.85%, Due 12/7/2012	470	507
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	265
Cisco Systems, Inc., 5.25%, Due 2/22/2011	200	207
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	175	206
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	149
Comcast Corp.,
6.30%, Due 11/15/2017	465	515
5.875%, Due 2/15/2018	235	253
6.55%, Due 7/1/2039	350	370
Computer Sciences Corp., 5.50%, Due 3/15/2013	280	302
ConocoPhillips,
4.60%, Due 1/15/2015	1,060	1,146
5.20%, Due 5/15/2018	250	269
5.75%, Due 2/1/2019	380	424
Costco Wholesale Corp., 5.30%, Due 3/15/2012	645	692
Covidien International Finance SA,
5.15%, Due 10/15/2010	750	765
5.45%, Due 10/15/2012	120	131
CRH America, Inc., 6.00%, Due 9/30/2016	370	405
Daimler Finance NA LLC,
5.875%, Due 3/15/2011	300	311
5.75%, Due 9/8/2011	200	211
Dell, Inc.,
3.375%, Due 6/15/2012	235	245
5.875%, Due 6/15/2019	90	100
Deutsche Telekom AG, 8.50%, Due 6/15/2010	611	616
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015 ‡	475	474
6.35%, Due 3/15/2040 ‡	145	150
E. I. du Pont de Nemours & Co., 5.875%, Due 1/15/2014	395	443
Eaton Corp., 5.60%, Due 5/15/2018	280	301
EI Du Pont de Nemours & Co., 3.25%, Due 1/15/2015	660	674
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 ‡	400	423
Equity Residential, 5.125%, Due 3/15/2016	425	442
Express Scripts, Inc., 6.25%, Due 6/15/2014	480	538
France Telecom S.A., 4.375%, Due 7/8/2014	415	444
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	139

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Hewlett-Packard Co.,
4.25%, Due 2/24/2012	$440	$465
4.50%, Due 3/1/2013	250	269
6.125%, Due 3/1/2014	310	352
Honeywell International, Inc., 4.25%, Due 3/1/2013	770	824
Hospira, Inc., 6.05%, Due 3/30/2017	205	225
International Business Machines Corp.,
4.75%, Due 11/29/2012	325	352
7.625%, Due 10/15/2018	695	871
ITT Corp., 4.90%, Due 5/1/2014	640	687
John Deere Capital Corp., 4.90%, Due 9/9/2013	650	710
Johnson Controls, Inc., 5.00%, Due 3/30/2020	545	556
Kellogg Co., 4.25%, Due 3/6/2013	250	266
Kerr-McGee Corp., 6.95%, Due 7/1/2024	325	367
Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018	165	181
Kraft Foods, Inc., 6.50%, Due 2/9/2040	220	237
L-3 Communications Corp., 5.20%, Due 10/15/2019 ‡	160	164
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	288
Lowe’s Companies, Inc.,
5.50%, Due 10/15/2035	300	298
6.65%, Due 9/15/2037	130	149
Marathon Oil Corp., 6.00%, Due 10/1/2017	275	301
Mead Johnson Nutrition Co., 4.90%, Due 11/1/2019 ‡	275	278
Medtronic, Inc., 3.00%, Due 3/15/2015	965	975
Nationwide Building Society, 5.50%, Due 7/18/2012 ‡	550	590
Norfolk Southern Corp., 5.75%, Due 4/1/2018	250	273
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	209
Novartis Capital Corp.,
1.90%, Due 4/24/2013	630	632
4.125%, Due 2/10/2014	395	421
Pfizer, Inc., 4.45%, Due 3/15/2012	565	598
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	665	663
Raytheon Co.,
5.375%, Due 4/1/2013	200	219
4.40%, Due 2/15/2020	390	395
Rogers Communications, Inc., 6.80%, Due 8/15/2018	250	288
Safeway, Inc., 6.25%, Due 3/15/2014	460	516
Simon Property Group LP, 5.75%, Due 12/1/2015	370	400
Telecom Italia Capital SA, 4.95%, Due 9/30/2014	395	407
Telefonica Emisiones SAU,
5.984%, Due 6/20/2011	390	410
4.949%, Due 1/15/2015	425	451
6.421%, Due 6/20/2016	350	391
Thermo Fisher Scientific, Inc., 3.20%, Due 5/1/2015	230	231
Thomson Reuters Corp., 4.70%, Due 10/15/2019	400	411

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Time Warner Cable, Inc.,
8.25%, Due 2/14/2014	$330	$390
5.85%, Due 5/1/2017	350	379
6.75%, Due 7/1/2018	375	425
Time Warner, Inc., 4.875%, Due 3/15/2020	190	188
Tyco Electronics Group SA, 6.55%, Due 10/1/2017	225	252
Tyco International Finance SA,
4.125%, Due 10/15/2014	200	209
8.50%, Due 1/15/2019	320	406
Union Pacific Corp., 7.875%, Due 1/15/2019	350	428
United Technologies Corp.,
6.125%, Due 2/1/2019	155	178
6.125%, Due 7/15/2038	125	140
Valero Energy Corp.,
9.375%, Due 3/15/2019	170	209
6.625%, Due 6/15/2037	205	206
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	400	432
6.90%, Due 4/15/2038	400	454
Verizon Wireless Capital, LLC,
3.75%, Due 5/20/2011	370	381
8.50%, Due 11/15/2018	435	550
Vodafone Group plc, 6.15%, Due 2/27/2037	360	375
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	505
Waste Management, Inc.,
7.375%, Due 3/11/2019	270	321
6.125%, Due 11/30/2039	130	135
Wyeth Corp., 5.50%, Due 2/1/2014	590	655
Xerox Corp.,
5.65%, Due 5/15/2013	50	54
8.25%, Due 5/15/2014	190	223
		46,321

Other Government — 0.16%
Province of Ontario Canada, 4.10%, Due 6/16/2014	350	371

Utilities — 4.91%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	495	537
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	349
Dominion Resources, Inc.,
Series A, 5.60%, Due 11/15/2016	475	519
Series D, 8.875%, Due 1/15/2019	80	103
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	400	422
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	355	396
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	520	611

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
9.00%, Due 4/15/2019	$300	$375
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	490	530
6.125%, Due 10/15/2039	255	261
Exelon Generation Co. LLC, 6.25%, Due 10/1/2039	365	381
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	181
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	505	553
6.125%, Due 4/1/2036	375	391
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	150	169
Progress Energy, Inc., 4.875%, Due 12/1/2019	400	400
Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012	590	650
Sempra Energy, 6.50%, Due 6/1/2016	285	324
Southern Power Co., 6.25%, Due 7/15/2012	550	602
Spectra Energy Capital Corp., 5.65%, Due 3/1/2020	265	279
Spectra Energy Capital LLC, 5.668%, Due 8/15/2014	255	276
TransCanada PipeLines Ltd., 7.625%, Due 1/15/2039	520	648
Union Electric Co., 6.70%, Due 2/1/2019	370	421
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	433
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	223
Wisconsin Electric Power Co., 6.25%, Due 12/1/2015	500	576
Xcel Energy, Inc., 5.613%, Due 4/1/2017	581	622
		11,232

Total Corporate Obligations		99,246

MUNICIPAL SECURITIES — 0.11%
Municipal Obligations — 0.11%
State of Illinois, 1.823%, Due 1/1/2011	250	251

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.83%
Banc of America Commercial Mortgage, Inc.,
2005-6 A1, 5.001%, Due 9/10/2047	104	105
2007-2 A2, 5.634%, Due 4/10/2049	850	882
Bear Stearns Commercial Mortgage Securities, Inc.,
2006-PWR14 A4, 5.201%, Due 12/11/2038	790	798
2006-PW13 A4, 5.54%, Due 9/11/2041	1,185	1,226
2004-PWR5 A4, 4.831%, Due 7/11/2042	835	849
Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due 10/15/2041	770	782
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD5 A4, 5.886%, Due 11/15/2044	840	850
JP Morgan Chase Commercial Mortgage Securities Corp.,
2004-CBX A4, 4.529%, Due 1/12/2037	255	261
2005-LDP1 A2, 4.625%, Due 3/15/2046	331	338
2007-CB19 A4, 5.937%, Due 2/12/2049	550	558
2007-CB20 A2, 5.629%, Due 2/12/2051	750	774
LB-UBS Commercial Mortgage Trust, 2007-C1 A4, 5.424%, Due 2/15/2040	550	543

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020	$371	$367
Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.924%, Due 6/15/2049	410	423
Total Non-Agency Mortgage-Backed Obligations		8,756

ASSET-BACKED SECURITIES — 4.37%
American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014	1,550	1,628
Bank of America Auto Trust, 2010-1A A2, 0.75%, Due 6/15/2012 ‡	750	750
BMW Floorplan Master Owner Trust, 2009-1A A, 1.404%, Due 9/15/2014 ‡ #	400	400
Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/15/2014	1,150	1,212
Citibank Credit Card Issuance Trust, 2009-A2 A2, 1.804%, Due 5/15/2014 #	750	770
Discover Card Master Trust, 2009-A2 A, 1.53%, Due 2/17/2015 #	600	613
Ford Credit Auto Lease Trust, 2010-A A2, 1.04%, Due 3/15/2013 ‡	1,150	1,150
Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.804%, Due 9/15/2014 #	400	404
Harley-Davidson Motorcycle Trust, 2009-4 A3, 1.87%, Due 2/15/2014	350	353
Honda Auto Receivables Owner Trust, 2009-3 A4, 3.30%, Due 9/15/2015	385	399
Hyundai Auto Receivables Trust, 2009-A A4, 3.15%, Due 3/15/2016	220	227
John Deere Owner Trust,
2009-A A3, 2.59%, Due 10/15/2013	395	401
2009-A A4, 3.96%, Due 5/16/2016	215	225
Nissan Master Owner Trust Receivables, 2010-2A A, 1.404%, Due 1/15/2015 ‡ #	750	752
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	375	375
2008-2 A4A, 6.24%, Due 7/20/2015	300	332
Total Asset-Backed Securities		9,991

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.49%
Federal Home Loan Mortgage Corporation — 7.39%
4.50%, Due 3/1/2019	371	390
5.00%, Due 10/1/2020	883	941
5.00%, Due 4/1/2023	245	260
5.00%, Due 8/1/2033	546	570
5.50%, Due 2/1/2034	673	714
6.00%, Due 8/1/2034	308	334
5.00%, Due 8/1/2035	362	376
5.00%, Due 9/1/2035	1,420	1,478
6.00%, Due 8/1/2036	388	416
5.50%, Due 11/1/2036	426	451
5.50%, Due 4/1/2037	543	574
5.50%, Due 5/1/2037	303	321
6.00%, Due 9/1/2037	228	244
5.50%, Due 12/1/2037	2,114	2,235
6.00%, Due 12/1/2037	280	301
5.00%, Due 3/1/2038	2,572	2,670
6.00%, Due 3/1/2038	2,034	2,179
5.50%, Due 5/1/2038	822	870

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
5.50%, Due 6/1/2038	$666	$705
5.50%, Due 10/1/2039	806	852
		16,881

Federal National Mortgage Association — 12.76%
6.50%, Due 2/1/2017	142	154
5.00%, Due 12/1/2017	516	550
4.50%, Due 9/1/2018	984	1,038
4.00%, Due 8/1/2020	294	306
5.00%, Due 12/1/2023	505	533
5.00%, Due 3/1/2024	1,413	1,494
4.50%, Due 4/1/2024	579	603
5.00%, Due 3/1/2034	701	732
5.50%, Due 6/1/2034	373	396
4.50%, Due 9/1/2034	243	247
5.50%, Due 2/1/2035	794	843
5.00%, Due 11/1/2035	1,145	1,191
5.50%, Due 12/1/2035	869	919
5.50%, Due 1/1/2036	1,158	1,224
5.00%, Due 2/1/2036	611	636
5.50%, Due 2/1/2036	574	607
5.00%, Due 3/1/2036	566	589
5.50%, Due 4/1/2036	1,366	1,444
6.00%, Due 9/1/2036	291	311
6.50%, Due 9/1/2036	958	1,041
5.50%, Due 11/1/2036	447	472
6.00%, Due 11/1/2036	554	591
6.50%, Due 12/1/2036	451	489
5.50%, Due 2/1/2037	831	877
5.50%, Due 8/1/2037	1,978	2,096
6.00%, Due 9/1/2037	822	875
6.00%, Due 1/1/2038	1,203	1,281
5.00%, Due 3/1/2038	143	149
5.00%, Due 4/1/2038	1,726	1,790
5.00%, Due 5/1/2038	3,015	3,126
5.00%, Due 6/1/2038	984	1,020
5.50%, Due 6/1/2038	1,474	1,555
		29,179

Government National Mortgage Association — 1.34%
4.201%, Due 8/16/2026	227	233
6.50%, Due 3/15/2028	292	322
6.00%, Due 4/15/2031	346	377
5.50%, Due 2/20/2034	401	428

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
5.50%, Due 2/15/2040	$1,605	$1,711
		3,071

Total U.S. Agency Mortgage-Backed Obligations		49,131

U.S. AGENCY OBLIGATIONS — 0.51%
Federal National Mortgage Association — 0.42%
5.125%, Due 1/2/2014	385	421
4.625%, Due 10/15/2014	500	546
		967

Tennessee Valley Authority — 0.09%
5.25%, Due 9/15/2039	200	203

Total U.S. Agency Obligations		1,170

U.S. TREASURY OBLIGATIONS — 22.13%
1.375%, Due 2/15/2012	9,270	9,354
1.375%, Due 3/15/2012	1,000	1,009
2.375%, Due 2/28/2015	7,965	7,970
4.25%, Due 8/15/2015	2,500	2,719
3.00%, Due 9/30/2016	1,050	1,052
3.125%, Due 10/31/2016	6,300	6,347
3.75%, Due 11/15/2018	3,100	3,167
3.625%, Due 2/15/2020	10,220	10,190
7.875%, Due 2/15/2021	1,050	1,430
6.25%, Due 8/15/2023	1,400	1,712
6.875%, Due 8/15/2025	770	1,003
5.25%, Due 11/15/2028	750	837
4.75%, Due 2/15/2037	1,300	1,356
4.50%, Due 8/15/2039	1,000	995
4.375%, Due 11/15/2039	1,485	1,448
Total U.S. Treasury Obligations		50,589

Shares
SHORT TERM INVESTMENTS — 2.91%
JPMorgan U.S. Government Money Market Fund	4,645,844	4,646

	Par
	Amount
U.S. Treasury, 0.22%, Due 10/21/2010	$2,000	1,998
Total Short Term Investments		6,644

TOTAL INVESTMENTS — 99.14% (Cost $218,438)		$226,658
OTHER ASSETS, NET OF LIABILITIES — 0.86%		1,968
TOTAL NET ASSETS — 100.00%		$228,626

See accompanying notes

American Beacon Intermediate Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

‡
Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,718 or 5.13% of net assets. The Fund has no right to demand registration of these securities.

#	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

See accompanying notes

American Beacon Short-Term Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
CORPORATE OBLIGATIONS — 52.48%
Finance - 25.70%
Barclays Bank plc, 5.45%, Due 9/12/2012	$1,000	$1,078
Berkshire Hathaway Finance Corp., 4.00%, Due 4/15/2012	1,000	1,055
Berkshire Hathaway, Inc., 0.68%, Due 2/11/2013 ‡	2,000	2,006
BNP Paribas, 0.695%, Due 4/8/2013 ‡	1,500	1,500
Citigroup, Inc., 0.529%, Due 11/5/2014 ‡	2,573	2,390
CME Group, Inc., 5.40%, Due 8/1/2013	250	275
Credit Suisse First Boston, 5.00%, Due 5/15/2013	2,000	2,152
Dexia Credit Local N.Y., 0.652%, Due 3/5/2013 ‡#	3,000	3,002
General Electric Capital Corp.,
0.401%, Due 3/20/2014 ‡	1,446	1,395
0.517%, Due 9/15/2014 ‡	1,218	1,177
Goldman Sachs Group, Inc., 4.75%, Due 7/15/2013	2,000	2,069
HSBC Finance Corp., 6.75%, Due 5/15/2011	1,000	1,053
John Hancock Global Funding II, 7.90%, Due 7/2/2010 #	2,000	2,021
JP Morgan Chase & Co., 0.902%, Due 2/26/2013 ‡	3,000	3,008
MassMutual Global Funding II,
3.625%, Due 7/16/2012 #	500	523
0.412%, Due 12/6/2013 ‡ #	700	678
MBNA Corp., 7.50%, Due 3/15/2012	2,000	2,168
Mellon Funding Corp., 0.40%, Due 5/15/2014 ‡	2,000	1,972
Metropolitan Life Global Funding I,
0.507%, Due 3/15/2012 ‡ #	1,000	987
2.875%, Due 9/17/2012 #	1,000	1,019
Monumental Global Funding III, 0.503%, Due 1/15/2014 ‡ #	1,000	954
Morgan Stanley, 0.595%, Due 1/9/2014 ‡	2,000	1,918
Pricoa Global Funding I,
0.438%, Due 1/30/2012 ‡ #	800	783
5.40%, Due 10/18/2012 #	500	540
Rabobank Nederland NV, 2.65%, Due 8/17/2012 #	2,000	2,059
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014 #	1,500	1,598
UBS AG, 1.352%, Due 2/23/2012 ‡	1,000	1,006
UnitedHealth Group, Inc., 5.125%, Due 11/15/2010	1,000	1,023
Wachovia Bank NA, 0.629%, Due 11/3/2014 ‡	1,000	971
Wachovia Corp., 2.019%, Due 5/1/2013 ‡	1,000	1,030
		43,410

Industrials — 24.94%
American Honda Finance Corp., 4.625%, Due 4/2/2013 #	1,000	1,064
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	1,000	1,028
2.50%, Due 3/26/2013 #	1,000	1,005
AT&T Wireless Services, Inc., 7.875%, Due 3/1/2011	2,500	2,645
BAE Systems Holdings, Inc., 4.75%, Due 8/15/2010 #	1,100	1,111
Burlington Northern Santa Fe LLC, 6.75%, Due 7/15/2011	1,000	1,059

See accompanying notes

American Beacon Short-Term Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
Canadian Natural Resources Ltd., 6.70%, Due 7/15/2011	$1,000	$1,064
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	530
Cellco Partnership / Verizon Wireless Capital LLC, 5.25%, Due 2/1/2012	1,000	1,066
Cisco Systems, Inc., 5.25%, Due 2/22/2011	550	570
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,586
Covidien International Finance SA, 5.15%, Due 10/15/2010	1,000	1,020
Daimler Finance NA LLC, 5.75%, Due 9/8/2011	1,000	1,055
Dell, Inc., 3.375%, Due 6/15/2012	500	521
Deutsche Telekom AG, 8.50%, Due 6/15/2010	2,000	2,017
Devon Financing Corp. U.L.C., 6.875%, Due 9/30/2011	1,000	1,076
France Telecom S.A., 7.75%, Due 3/1/2011	1,000	1,056
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,099
Hewlett-Packard Co., 2.25%, Due 5/27/2011	500	506
John Deere Capital Corp., 5.25%, Due 10/1/2012	1,000	1,089
Kellogg Co., 6.60%, Due 4/1/2011	1,000	1,050
Kraft Foods, Inc., 5.625%, Due 11/1/2011	500	530
Marathon Oil Canada Corp., 8.375%, Due 5/1/2012	1,000	1,123
Nationwide Building Society, 5.50%, Due 7/18/2012 #	1,000	1,073
Nissan Motor Acceptance Corp., 5.625%, Due 3/14/2011 #	2,000	2,075
Norfolk Southern Corp., 8.625%, Due 5/15/2010	1,000	1,002
Northrop Grumman Corp., 7.125%, Due 2/15/2011	1,000	1,047
Roche Holdings, Inc., 4.50%, Due 3/1/2012 #	1,000	1,057
Simon Property Group LP, 5.30%, Due 5/30/2013	1,000	1,072
Telefonica Emisiones SAU, 0.58%, Due 2/4/2013 ‡	1,000	982
Time Warner Cable, Inc., 5.40%, Due 7/2/2012	1,000	1,076
Tyco International Finance SA, 6.75%, Due 2/15/2011	2,000	2,090
Union Pacific Corp.,
3.625%, Due 6/1/2010	860	862
6.50%, Due 4/15/2012	500	546
5.45%, Due 1/31/2013	1,000	1,090
Vodafone Group plc, 5.50%, Due 6/15/2011	1,000	1,049
Xerox Corp., 5.65%, Due 5/15/2013	300	322
XTO Energy, Inc.,
5.90%, Due 8/1/2012	1,000	1,098
6.25%, Due 4/15/2013	719	807
		42,118

Utilities — 1.84%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,088
FPL Group Capital, Inc., 0.65%, Due 11/9/2012 ‡	1,000	999
Midamerican Energy Holdings Co., 3.15%, Due 7/15/2012	1,000	1,030
		3,117

Total Corporate Obligations		88,645

See accompanying notes

American Beacon Short-Term Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
MUNICIPAL SECURITIES — 0.21%
Municipal Obligations — 0.21%
State of Illinois, 1.823%, Due 1/1/2011	$350	$351

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.88%
Banc of America Commercial Mortgage, Inc.,
2005-6 A1, 5.001%, Due 9/10/2047	209	210
2007-2 A2, 5.634%, Due 4/10/2049	800	830
GMAC Mortgage Servicer Advance Funding Co. Ltd., 2010-1A A, 4.25%, Due 1/15/2022 #	2,000	2,000
Wachovia Bank Commercial Mortgage Trust, 2006-C23 A1, 5.203%, Due 1/15/2045	132	133
Total Non-Agency Mortgage-Backed Obligations		3,173

ASSET-BACKED SECURITIES — 24.39%
Bank of America Auto Trust,
2010-1A A2, 0.75%, Due 6/15/2012 #	1,000	1,000
2009-1A A3, 2.67%, Due 7/15/2013 #	1,000	1,020
2009-2A A3, 2.13%, Due 9/15/2013 #	1,000	1,014
BMW Floorplan Master Owner Trust, 2009-1A A, 1.404%, Due 9/15/2014 ‡ #	2,000	2,000
Capital One Multi-Asset Execution Trust, 2009-A2 A2, 3.20%, Due 4/15/2014	2,000	2,051
CarMax Auto Owner Trust, 2010-1 A2, 0.83%, Due 11/15/2012	1,000	1,000
Chase Issuance Trust, 2009-A2 A2, 1.804%, Due 4/15/2014 ‡	2,000	2,049
Chrysler Financial Lease Trust, 2010-A A2, 1.78%, Due 6/15/2011 #	3,000	2,997
Citibank Credit Card Issuance Trust, 2009-A3 A3, 2.70%, Due 6/24/2013	2,000	2,040
CitiFinancial Auto Issuance Trust, 2009-1 A3, 2.59%, Due 10/15/2013 #	2,000	2,023
Discover Card Master Trust, 2009-A2 A, 1.53%, Due 2/17/2015 ‡	2,000	2,043
Ford Credit Auto Owner Trust, 2009-D A3, 2.17%, Due 10/15/2013	1,000	1,014
Ford Credit Floorplan Master Owner Trust, 2009-2 A, 1.804%, Due 9/15/2014 ‡	2,000	2,019
GE Capital Credit Card Master Note Trust, 2009-2 A, 3.69%, Due 7/15/2015	2,000	2,071
GE Equipment Midticket LLC, 2009-1 A3, 2.34%, Due 6/17/2013	1,000	1,013
Harley-Davidson Motorcycle Trust, 2007-3 A4, 5.52%, Due 11/15/2013	2,000	2,088
Honda Auto Receivables Owner Trust, 2009-3 A3, 2.31%, Due 5/15/2013	1,500	1,525
John Deere Owner Trust, 2010-A A2, 0.72%, Due 7/16/2012	3,000	3,000
Mercedes-Benz Auto Receivables Trust, 2010-1 A2, 0.70%, Due 8/15/2012	1,000	999
Nissan Auto Lease Trust, 2009-B A3, 2.07%, Due 1/15/2015	2,000	2,025
Nissan Master Owner Trust Receivables, 2010-2A A, 1.404%, Due 1/15/2015 ‡ #	1,000	1,003
USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due 2/15/2013	3,000	3,100
Volkswagen Auto Loan Enhanced Trust,
2010-1 A2, 0.66%, Due 5/21/2012	1,000	1,000
2008-2 A4A, 6.24%, Due 7/20/2015	1,000	1,108
Total Asset-Backed Securities		41,202

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.15%
Government National Mortgage Association — 5.15%
4.968%, Due 12/16/2021	490	500
4.201%, Due 8/16/2026	1,137	1,164

See accompanying notes

American Beacon Short-Term Bond Fund
Schedule of Investments
April 30, 2010 (Unaudited)

	Par
	Amount	Value
	(dollars in thousands)
2.782%, Due 6/16/2036	$1,994	$1,996
3.069%, Due 6/16/2036	3,000	3,027
3.21%, Due 10/16/2039	1,995	2,017
Total U.S. Agency Mortgage-Backed Obligations		8,704

U.S. AGENCY OBLIGATIONS — 6.07%
Bank of America Corp. (FDIC Guaranteed) — 6.07%
2.375%, Due 6/22/2012	10,000	10,244

U.S. TREASURY OBLIGATIONS— 8.93%
2.50%, Due 3/31/2015	15,000	15,075

	Shares
SHORT TERM INVESTMENTS — 0.35%
JPMorgan U.S. Government Money Market Fund	584,389	584

TOTAL INVESTMENTS — 99.46% (Cost $165,116)		$167,978
OTHER ASSETS, NET OF LIABILITIES — 0.54%		918
TOTAL NET ASSETS — 100.00%		$168,896

Percentages are stated as a percent of net assets.

‡	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#
Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $34,606 or 20.49% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon Funds
Statements of Assets and Liabilities
April 30, 2009 (Unaudited) (in thousands except share and per share amounts)

		Retirement
	High Yield	Income and Appreciation	Intermediate	Short-Term
	Bond Fund	Fund	Bond Fund	Bond Fund
Assets:
Investments in securities, at value A	$244,206	$116,184	$226,658	$167,978
Receivable for investments sold	4,035	438	—	—
Dividends and interest receivable	5,723	912	1,865	1,060
Receivable for fund shares sold	999	178	202	148
Receivable for tax reclaims	—	7	9	4
Receivable for expense reimbursement	—	—	—	4
Prepaid expenses	53	27	40	31

Total assets	255,016	117,746	228,774	169,225

Liabilities:
Payable for investments purchased	10,595	367	—	—
Payable for fund shares redeemed	574	—	47	198
Dividends payable	174	—	—	5
Management and investment advisory fees payable (Note 2)	294	112	36	27
Administrative service and service fees payable	52	56	10	25
Professional fees payable	10	10	15	20
Trustee fees payable	6	2	7	8
Prospectus and shareholder reports	40	11	19	30
Other liabilities	15	5	14	16

Total liabilities	11,760	563	148	329

Net Assets	$243,256	$117,183	$228,626	$168,896

Analysis of Net Assets:
Paid-in-capital	245,154	114,325	219,325	174,152
Undistributed net investment income	503	103	501	(554)
Accumulated net realized gain (loss)	(18,971)	(2,232)	580	(7,564)
Unrealized appreciation of investments, futures contracts, and foreign currency	16,570	4,987	8,220	2,862

Net assets	$243,256	$117,183	$228,626	$168,896

Shares outstanding (no par value):
Institutional Class	5,110,866	N/A	21,048,377	14,043,359

Y Class	116	97	94	113

Investor Class	11,284,456	11,248,072	260,864	5,051,927

AMR Class	10,935,156	N/A	N/A	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$8.90	N/A	$10.73	$8.84

Y Class	$8.90	$10.41	$10.73	$8.85

Investor Class	$8.90	$10.42	$10.71	$8.85

AMR Class	$8.90	N/A	N/A	N/A

A Cost of investments in securities	$227,636	$110,991	$218,438	$165,116

See accompanying notes

American Beacon Funds
Statements of Operations
Six Months Ended April 30, 2010 (in thousands) (Unaudited)

	High	Retirement		Short-
	Yield Bond Fund	Income and Appreciation Funnd	Intermediate Bond Fund	Term Bond Fund
Investment Income:
Dividend income	$20	$138	$3	$2
Interest income	12,605	2,113	4,616	2,176

Total investment income	12,625	2,251	4,619	2,178

Expenses:
Management and investment advisory fees (Note 2)	506	184	219	162
Administrative service fees (Note 2):
Institutional Class	71	—	54	31
Investor Class	147	168	4	59
AMR Class	29	—	—	—
Transfer agent fees:
Institutional Class	1	—	9	7
Investor Class	4	4	—	2
AMR Class	6	—	—	—
Custody and fund accounting fees	26	11	22	18
Professional fees	15	17	21	25
Registration fees and expenses	18	9	18	14
Service fees (Note 2):
Investor Class	122	205	3	50
Prospectus and shareholder reports	23	5	18	30
Trustee fees	9	5	12	7
Other expenses	11	5	11	12

Total expenses	988	613	391	417

Net (fees waived and expenses reimbursed)/recouped by Manager (Note 2)	—	—	(2)	(53)

Net expenses	988	613	389	364

Net investment income	11,637	1,638	4,230	1,814

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	8,790	129	1,215	1,057
Change in net unrealized appreciation or depreciation of:
Investments	5,761	1,741	(302)	(232)

Net gain on investments	14,551	1,870	913	825

Net increase in net assets resulting from operations	$26,188	$3,508	$5,143	$2,639

See accompanying notes

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

			Retirement Income and
	High Yield Bond Fund		Appreciation Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30,	October 31,	April 30,	October
	2010	2009	2010	31, 2009
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,637	$19,821	$1,638	$3,433

Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	8,790	(11,143)	129	(242)

Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	5,761	61,933	1,741	14,228

Net increase in net assets resulting from operations	26,188	70,611	3,508	17,419

Distributions to Shareholders:
Net investment income:
Institutional Class	(2,128)	(6,264)	—	—
Investor Class	(4,227)	(4,848)	(1,810)	(3,577)
AMR Class	(5,279)	(8,707)	—	—
Return of Capital:
Investor Class	—	—	—	(173)

Net distributions to shareholders	(11,634)	(19,819)	(1,810)	(3,750)

Capital Share Transactions:
Proceeds from sales of shares	214,805	297,510	25,669	24,626
Reinvestment of dividends and distributions	10,603	17,602	1,808	3,745
Cost of shares redeemed	(227,358)	(255,402)	(5,719)	(48,782)
Redemption fees	3	—	—	—

Net increase (decrease) in net assets from capital share transactions	(1,947)	59,710	21,758	(20,411)

Net increase (decrease) in net assets	12,607	110,502	23,456	(6,742)

Net Assets:
Beginning of period	230,649	120,147	93,727	100,469

End of Period *	$243,256	$230,649	$117,183	$93,727

*Includes undistributed net investment income (loss) of	$503	$503	$103	$(117)

See accompanying notes

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

	Intermediate Bond Fund		Short-Term Bond Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2010	2009	2010	2009
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,230	$8,798	$1,814	$5,710
Net realized gain on investments, futures contracts, and foreign currency transactions	1,215	1,112	1,057	5,301
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	(302)	17,269	(232)	2,645

Net increase in net assets resulting from operations	5,143	27,179	2,639	13,656

Distributions to Shareholders:
Net investment income:
Institutional Class	(4,187)	(8,775)	(1,870)	(7,180)
Investor Class	(43)	(23)	(552)	(653)

Net distributions to shareholders	(4,230)	(8,798)	(2,422)	(7,833)

Capital Share Transactions:
Proceeds from sales of shares	27,710	154,268	50,794	92,994
Reinvestment of dividends and distributions	4,230	8,797	2,370	7,696
Cost of shares redeemed	(17,423)	(115,884)	(39,678)	(214,778)

Net increase (decrease) in net assets from capital share transactions	14,517	47,181	13,486	(114,088)

Net increase (decrease) in net assets	15,430	65,562	13,703	(108,265)

Net Assets:
Beginning of period	213,196	147,634	155,193	263,458

End of Period *	$228,626	$213,196	$168,896	$155,193

*Includes undistributed net investment income (loss) of	$501	$501	$(554)	$(137)

See accompanying notes

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon High Yield Bond Fund, the American Beacon Retirement Income and Appreciation Fund, the American Beacon Intermediate Bond Fund and the American Beacon Short-Term Bond Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust. Prior to December 30, 2009, the American Beacon Retirement Income and Appreciation Fund was known as the American Beacon Enhanced Income Fund. From December 30, 2009 to March 1, 2010, the American Beacon Retirement Income and Appreciation Fund was known as the American Beacon Retirement Income Fund.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

March 1, 2010 is the inception date of each Y Class of the Funds.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 — Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund’s investments as of April 30, 2010 is as follows (in thousands):

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$1,149	$—	$—	$1,149
Preferred Stocks	402	—	—	402
Corporate Obligations	—	231,526	—	231,526
Convertible Obligations	—	1,106	—	1,106
Asset-Backed Securities	—	644	—	644
Short Term Investments	9,379	—	—	9,379
Total Investments in Securities	$10,930	$233,276	$—	$244,206

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$5,927	$—	$—	$5,927
Convertible Preferred	962	280	—	1,242
Preferred Stock	1,278	—	—	1,278
Agencies	—	609	—	609
Corporate Obligations	—	43,573	—	43,573
Convertible Obligations	—	14,218	—	14,218
Municipal Securities	—	200	—	200
Non-Agency Mortgage Backed Obligations	—	2,571	—	2,571
Asset-Backed Obligations	—	6,305	—	6,305
U.S. Agency Mortgage Backed Obligations	—	14,944	—	14,944
U.S. Agency Obligations	—	1,565	—	1,565
U.S. Treasury Obligations	—	18,679	—	18,679
Short Term Investments	2,076	2,997	—	5,073
Total Investments in Securities	$10,243	$105,941	$—	$116,184

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Agencies	$—	$880	$—	$880
Corporate Obligations	—	99,246	—	99,246
Municipal Securities	—	251	—	251
Non-Agency Mortgage Backed Obligations	—	8,756	—	8,756
Asset-Backed Securities	—	9,991	—	9,991
U.S. Agency Mortgage Backed Obligations	—	49,131	—	49,131
U.S. Agency Obligations	—	1,170	—	1,170
U.S. Treasury Obligations	—	50,589	—	50,589
Short Term Investments	4,646	1,998	—	6,644
Total Investments in Securities	$4,646	$222,012	$—	$226,658

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$88,645	$—	$88,645
Municipal Securities	—	351	—	351
Non-Agency Mortgage Backed Obligations	—	3,173	—	3,173
Asset-Backed Securities	—	41,202	—	41,202
U.S. Agency Mortgage Backed Obligations	—	8,704	—	8,704
U.S. Agency Obligations	—	10,244	—	10,244
U.S. Treasury Obligations	—	15,075	—	15,075
Short Term Investments	584	—	—	584
Total Investments in Securities	$584	$167,394	$—	$167,978

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds generally will be declared daily, payable monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Funds’ Statements of Operations.

Allocation of Income, Expenses, Gains and Losses

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the High Yield Bond, Retirement Income and Appreciation, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the High Yield Bond Fund and Retirement Income and Appreciation Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.20% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Retirement Income and Appreciation Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the Short-Term Bond Fund. Pursuant to the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.20% of the average daily net assets of the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2010 were as follows (dollars in thousands):

			Amounts paid	Net Amounts
	Management	Management	to Investment	Retained by
	Fee Rate	Fee	Advisors	Manager
High Yield Bond	0.30%-0.45%	$506	$441	$65
Retirement Income and Appreciation	0.20%-0.80%	184	156	28
Intermediate Bond	0.20%	219	91	128

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the AMR Class and 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of each of the Funds except for the Institutional Class of the Intermediate and Short-Term Bond Funds from which the Manager received a fee of 0.05% of average daily net assets.

Distribution Plans

The Trust has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y and Investor Classes. As compensation for performing the duties required under

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class of each Fund and up to 0.375% of the average daily net assets of the Investor Class of each Fund.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon US Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2010, there were no investments in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2010, the High Yield Bond Fund borrowed from both the MM Select Fund and the USG Select Fund on average $6,751,271, for 8 days at 0.77% with interest charges of $1,133.

Reimbursement of Expenses

Since March 1, 2010, the Manager contractually agreed to reimburse the Investor Class of the Intermediate and Short-Term Bond Funds for operating expenses and voluntarily agreed to reimburse expense of the Y Class of the Intermediate and Short-Term Bond Funds. During the period ended April 30, 2010, the Manager reimbursed fees for the Intermediate Bond Investor and Y Classes of $1,687 and $0.45, respectively. The Manager reimbursed fees for the Short-Term Bond Investor and Y Classes of $52,814 and $0.40, respectively.

Expense Reimbursement Plan

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2010, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. Federal Income and Excise Taxes

It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2010 and fiscal year ended October 31, 2009 were as follows (in thousands):

			Retirement Income and
	High Yield Bond		Appreciation
	Six Months	Year Ended	Six Months	Year Ended
	Ended April 30,	October 31,	Ended April 30,	October 31,
	2010	2009	2010	2009
	(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$2,128	$6,264	$—	$—
Investor Class	4,227	4,848	1,810	3,577
AMR Class	5,279	8,707	—	—
Long-term capital gain			—
Institutional Class	—	—	—	—
Investor Class	—	—	—	173
AMR Class	—	—	—	—
Total distributions paid	$11,634	$19,819	$1,810	$3,750

	Intermediate Bond		Short-Term Bond
	Six Months	Year Ended	Six Months	Year Ended
	Ended April 30,	October 31,	Ended April 30,	October 31,
	2010	2009	2010	2009
	(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$4,187	$8,775	$1,870	$7,180
Investor Class	43	23	552	653
AMR Class	—	—	—	—
Long-term capital gain	—		—
Institutional Class	—	—	—	—
Investor Class	—	—	—	—
AMR Class	—	—	—	—
Total distributions paid	$4,230	$8,798	$2,422	$7,833

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

	High Yield	Retirement Income and	Intermediate	Short-Term
	Bond	Appreciation	Bond	Bond
Cost basis of investments for federal income tax purpose	$229,359	$111,094	$218,456	$166,207

Unrealized appreciation	19,089	5,841	8,606	2,348
Unrealized depreciation	(4,242)	(751)	(404)	(613)

Net unrealized appreciation (depreciation)	14,847	5,090	8,202	1,771

Undistributed ordinary income	329	—	503	537
Undistributed long-term gain (loss)	(17,248)	(2,232)	597	(7,564)
Other temporary differences	174	—	(1)	—

Distributable earnings (losses)	$(1,898)	$2,858	$9,301	$(5,256)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

tax deferral of losses from wash sales, book amortization for premiums, and income adjustments associated with contingent payment debt instruments.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2010 (in thousands):

		Retirement
	High Yield	Income and	Intermediate	Short-Term
	Bond	Appreciation	Bond	Bond
Paid-in-capital	$1	$(350)	$1	$(1)
Undistributed net investment income	(3)	392	—	191
Accumulated net realized gain (loss)	3	164	(1)	(191)
Unrealized appreciation (depreciation) of investments and futures contracts	(1)	(206)	—	1

At April 30, 2010 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

Fund	2014	2015	2016	2017	Total
High Yield Bond	—	—	8,321	8,926	17,247
Retirement Income and Appreciation	—	—	1,768	465	2,233
Short-Term Bond	1,899	467	5,198	—	7,564

The High Yield Bond, Retirement Income and Appreciation, Intermediate and Short-Term Bond Funds utilized $7,783, $290, $626 and $866, respectively of net capital loss carryovers for the six months ended April 30, 2010.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2010 were as follows (in thousands):

		Retirement		Short-
	High Yield	Income and	Intermediate	Term
	Bond	Appreciation	Bond	Bond
Purchases (excluding U.S. government securities)	$254,171	$53,872	$113,553	$81,428
Sales and maturities (excluding U.S. government securities)	260,191	33,454	85,540	61,206
Purchases of U.S. government securities	—	23,241	67,943	14,901
Sales and maturities of U.S. government securities	—	11,798	42,037	—

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

5. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

Six Months Ended April 30, 2010

	Institutional Class			Y Class			Investor Class			AMR Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	478	$4,117		—	$1		9,224	$79,713		15,331	$130,974
Reinvestment of dividends	134	1,164		—	—		479	4,160		609	5,279
Shares redeemed	(1,113)	(9,689	)*	—	—	*	(9,189)	(78,914	)*	(16,009)	(138,752	)*

Net increase (decrease) in shares outstanding	(501)	$(4,408)		—	$1		514	$4,959		(69)	$(2,499)

*	Net of Redemption Fees

	Y Class		Investor Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount
Shares sold	—	$1	2,485	$25,668
Reinvestment of dividends	—	—	175	1,808
Shares redeemed	—	—	(555)	(5,719)

Net increase in shares outstanding.	—	$1	2,105	$21,757

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,527	$26,977	—	$1	69	$732
Reinvestment of dividends	392	4,187	—	—	4	43
Shares redeemed	(1,615)	(17,221)	—	—	(19)	(202)

Net increase in shares outstanding	1,304	$13,943	—	$1	54	$573

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,404	$12,411	—	$1	4,339	$38,382
Reinvestment of dividends	212	1,868	—	—	57	502
Shares redeemed	(1,705)	(15,063)	—	—	(2,784)	(24,615)

Net increase (decrease) in shares outstanding	(89)	$(784)	—	$1	1,612	$14,269

Period Ended October 31, 2009

	Institutional Class		Investor Class		AMR Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,158	$27,998	16,984	$119,477	20,142	$150,035
Reinvestment of dividends	601	4,158	626	4,738	1,177	8,706
Shares redeemed	(8,324)	(58,240)	(8,898)	(65,269)	(16,820)	(131,893)

Net increase (decrease) in shares outstanding	(3,565)	$(26,084)	8,712	$58,946	4,499	$26,848

American Beacon Funds
Notes to Financial Statements
April 30, 2010 (Unaudited)

	Investor Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	2,591	$24,626
Reinvestment of dividends	393	3,745
Shares redeemed	(5,256)	(48,782)

Net (decrease) in shares outstanding	(2,272)	$(20,411)

	Institutional Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	14,857	$152,046	213	$2,222
Reinvestment of dividends	850	8,774	2	23
Shares redeemed	(11,318)	(115,800)	(8)	(84)

Net increase in shares outstanding	4,389	$45,020	207	$2,161

	Institutional Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	4,547	$39,495	6,121	$53,499
Reinvestment of dividends	827	7,178	59	518
Shares redeemed	(21,058)	(182,876)	(3,640)	(31,902)

Net increase (decrease) in shares outstanding	(15,684)	$(136,203)	2,540	$22,115

6. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

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American Beacon High Yield Bond Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class							Y Class
	Six
	Months
	Ended							March 1
	April 30,		Year Ended October 31,					to April
	2010		2009	2008A	2007	2006B	2005	30, 2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$8.42		$6.77	$10.11	$10.20	$10.22	$10.86	$8.63

Income from investment operations:
Net investment income	0.39		0.79	0.78	0.77	0.88	0.76	0.13
Net gains (losses) on securities (both realized and unrealized)	0.47		1.66	(3.34)	(0.09)	0.09	(0.84)	0.27

Total income (loss) from investment operations	0.86		2.45	(2.56)	0.68	0.97	(0.08)	0.40

Less distributions:
Dividends from net investment income	(0.38)		(0.80)	(0.78)	(0.77)	(0.88)	(0.76)	(0.13)
Distributions from net realized gains on securities	—		—	—	—	(0.11)	0.20	—

Total distributions	(0.38)		(0.80)	(0.78)	(0.77)	(0.99)	(0.56)	(0.13)

Net asset value, end of period	$8.90		$8.42	$6.77	$10.11	$10.20	$10.22	$8.90

Total return	10.48	%C	39.06%	(27.03)%	6.85%	8.78%	3.03%	4.66	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$45,473		$47,254	$62,138	$114,911	$231,693	$216,744	$1
Ratios to average net assets (annualized):
Expenses, net of waivers	0.77%		0.79%	0.85%	0.85%	0.85%	0.84%	0.89	%D
Expenses, before waivers	0.77%		0.79%	0.85%	0.86%	0.85%	0.84%	0.89	%D
Net investment income, net of waivers	8.96%		11.46%	8.38%	7.55%	7.55%	7.24%	8.95	%D
Net investment income, before waivers	8.96%		11.46%	8.38%	7.54%	7.55%	7.24%	8.95	%D
Portfolio turnover rate	103	%C	212%	157%	92%	88%	128%	103	%C,E

A	On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.

B	Franklin Advisers, Inc. was added as an investment advisor to the High Yield Bond Fund on September 12, 2006.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

F	Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

Investor Class							AMR Class
Six							Six
Months							Months				September
Ended							Ended				4 to
April 30,		Year Ended October 31,					April 30,		Year Ended October 31,		October
2010		2009	2008A	2007	2006B	2005	2010		2009	2008A	31, 2007
(unaudited)							(unaudited)
$8.42		$6.77	$10.11	$10.21	$10.22	$10.87	$8.42		$6.77	$10.11	$9.94

0.37		0.78	0.75	0.75	0.85	0.74	0.40		0.81	0.80	0.12
0.48		1.65	(3.34)	(0.10)	0.10	(0.85)	0.48		1.65	(3.34)	0.17

0.85		2.43	(2.59)	0.65	0.95	(0.11)	0.88		2.46	(2.54)	0.29

(0.37)		(0.78)	(0.75)	(0.75)	(0.85)	(0.74)	(0.40)		(0.81)	(0.80)	(0.12)
—		—	—	—	(0.11)	0.20	—		—	—	—

(0.37)		(0.78)	(0.75)	(0.75)	(0.96)	(0.54)	(0.40)		(0.81)	(0.80)	(0.12)

$8.90		$8.42	$6.77	$10.11	$10.21	$10.22	$8.90		$8.42	$6.77	$10.11

10.34	%C	38.70%	(27.24)%	6.52%	8.63%	2.69%	10.61	%C	39.41%	(26.84)%	2.94	%C

$100,465		$90,736	$13,949	$28,758	$80,284	$120,360	$97,317		$92,659	$44,060	$82,322

1.03%		1.01%	1.10%	1.08%	1.08%	1.08%	0.53%		0.53%	0.58%	0.61	%D
1.03%		1.01%	1.10%	1.08%	1.08%	1.08%	0.53%		0.53%	0.58%	0.61	%D
8.68%		9.36%	8.06%	7.32%	7.33%	7.00%	9.13%		10.34%	8.64%	7.54	%D
8.68%		9.36%	8.06%	7.32%	7.33%	7.00%	9.13%		10.34%	8.64%	7.54	%D
103	%C	212%	157%	92%	88%	128%	103	%C	212%	157%	92	%F

American Beacon Retirement Income and Appreciation Fund
Financial Highlights
(For a share outstanding throughout the period)

	Y Class		Investor Class
			Six
			Months
	March 1		Ended
	to April		April 30,		Year Ended October 31,
	30, 2010		2010		2009		2008	2007	2006	2005
	(unaudited)		(unaudited)
Net asset value, beginning of period	$10.31		$10.25		$8.80		$10.50	$10.25	$9.98	$10.16

Income from investment operations:
Net investment income	0.05		0.21		0.32		0.41	0.36	0.33	0.29
Net gains (losses) on securities (both realized and unrealized)	0.10		0.13		1.53		(1.39)	0.32	0.29	(0.16)

Total income (loss) from investment operations	0.15		0.34		1.85		(0.98)	0.68	0.62	0.13

Less distributions:
Dividends from net investment income	(0.05)		(0.17)		(0.40)		(0.49)	(0.42)	(0.35)	(0.31)
Distributions from net realized gains on securities	—		—		—		(0.23)	(0.01)	—	—
Return of capital	—		—		0.00	D	—	—	—	—

Total distributions	(0.05)		(0.17)		(0.40)		(0.72)	(0.43)	(0.35)	(0.31)

Net asset value, end of period	$10.41		$10.42		$10.25		$8.80	$10.50	$10.25	$9.98

Total return	1.48	%A	3.30	%A	21.50%		(10.02)%	6.75%	6.36%	1.32%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1		$117,182		$93,727		$100,469	$99,789	$125,915	$112,341
Ratios to average net assets (annualized):
Expenses	0.67	%B	1.09%		1.01%		0.92%	0.94%	0.93%	0.92%
Expenses, before waivers	0.67	%B	1.09%		1.01%		0.92%	0.94%	0.93%	0.92%
Net investment income	3.12	%B	2.92%		3.86%		3.64%	3.69%	3.21%	2.79%
Net investment income, before waivers	3.12	%B	2.92%		3.86%		3.64%	3.69%	3.21%	2.79%
Portfolio turnover rate	32	%A,C	32	%A	53%		76%	103%	65%	41%

A	Not annualized.

B	Annualized.

C	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

D	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Intermediate Bond Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class (formerly AMR Class prior to 3/1/05)							Y Class		Investor Class

	Six Months									Six Months		March 2
	Ended							March 1		Ended		to
	April 30,		Year Ended October 31,					to April		April 30,		October
	2010		2009	2008	2007	2006	2005A	30, 2010		2010		31, 2009
	(unaudited)							(unaudited)		(unaudited)
Net asset value, beginning of period	$10.69		$9.61	$10.10	$10.02	$10.01	$10.33	$10.69		$10.68		$10.14

Income from investment operations:
Net investment income	0.21		0.46	0.50	0.50	0.46	0.42	0.06		0.18		0.27
Net gains (losses) on securities (both realized and unrealized)	0.03		1.07	(0.51)	0.07	0.02	(0.29)	0.04		0.03		0.54

Total income (loss) from investment operations	0.24		1.53	(0.01)	0.57	0.48	0.13	0.10		0.21		0.81

Less distributions:
Dividends from net investment income	(0.20)		(0.45)	(0.48)	(0.49)	(0.47)	(0.45)	(0.06)		(0.18)		(0.27)
Distributions from net realized gains on securities	—			—	—	—	—	—		—

Total distributions	(0.20)		(0.45)	(0.48)	(0.49)	(0.47)	(0.45)	(0.06)		(0.18)		(0.27)

Net asset value, end of period	$10.73		$10.69	$9.61	$10.10	$10.02	$10.01	$10.73		$10.71		$10.68

Total return	2.31	%B	16.17%	(0.26)%	5.83%	4.96%	1.26%	0.97	%B	2.03	%B	8.05	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$225,830		$210,983	$147,634	$109,674	$97,319	$93,270	$1		$2,795		$2,213

Ratios to average net assets (annualized):
Expenses, net of waivers	0.35%		0.32%	0.30%	0.34%	0.35%	0.31%	0.44	%C	0.72%		0.81	%C
Expenses, before waivers	0.35%		0.32%	0.30%	0.34%	0.35%	0.31%	0.71	%C	0.85%		1.22	%C
Net investment income, net of waivers	3.86%		4.32%	4.70%	4.86%	4.64%	4.12%	3.57	%C	3.48%		3.74	%C
Net investment income, before waivers	3.86%		4.31%	4.70%	4.86%	4.64%	4.12%	3.30	%C	3.34%		3.33	%C
Portfolio turnover rate	41	%B	157%	105%	85%	122%	119%	41	%B,D	41	%B	157	%E

A
On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0202. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

American Beacon Short-Term Bond Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009		2008		2007		2006		2005A
	(unaudited)
Net asset value, beginning of period	$8.83		$8.58		$8.79		$8.74		$8.75		$9.07

Income from investment operations:
Net investment income	0.10		0.22	B	0.35	B	0.39	B	0.32	B	0.29

Net gains (losses) on securities (both realized and unrealized)	0.04		0.33		(0.15)		0.09		0.07		(0.20)

Total income from investment operations	0.14		0.55		0.20		0.48		0.39		0.09

Less distributions:
Dividends from net investment income	(0.13)		(0.30)		(0.41)		(0.43)		(0.40)		(0.41)
Distributions from net realized gains on securities	—		—		—		—		—		—

Total distributions	(0.13)		(0.30)		(0.41)		(0.43)		(0.40)		(0.41)

Net asset value, end of period	$8.84		$8.83		$8.58		$8.79		$8.74		$8.75

Total return	1.63	%C	6.56%		2.21%		5.61%		4.56%		1.00%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$124,186		$124,791		$255,725		$89,427		$73,417		$79,683
Ratios to average net assets (annualized):
Expenses, net of waivers	0.39%		0.33%		0.31%		0.37%		0.35%		0.33%
Expenses, before waivers	0.39%		0.33%		0.31%		0.37%		0.35%		0.33%
Net investment income, net of waivers	2.30%		2.62%		3.75%		4.48%		3.64%		3.15%
Net investment income, before waivers	2.30%		2.61%		3.75%		4.48%		3.64%		3.15%
Portfolio turnover rate	39	%C	140%		21%		40%		48%		38%

A
On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0014. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

B
For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2009 through April 30, 2010.

Y Class		Investor Class
		Six
		Months
March 1		Ended
to April		April 30,		Year Ended October 31,
30, 2010		2010		2009		2008		2007		2006		2005
(unaudited)		(unaudited)
$8.84		$8.84		$8.59		$8.81		$8.76		$8.77		$9.09

0.04		0.09	B	0.20	B	0.29	B	0.35	B	0.27	B	0.28

0.01		0.04		0.34		(0.15)		0.09		0.07		(0.24)

0.05		0.13		0.54		0.14		0.44		0.34		0.04

(0.04)		(0.12)		(0.29)		(0.36)		(0.39)		(0.35)		(0.36)

—		—		—		—		—		—		—

(0.04)		(0.12)		(0.29)		(0.36)		(0.39)		(0.35)		(0.36)

$8.85		$8.85		$8.84		$8.59		$8.81		$8.76		$8.77

0.59	%C	1.53	%C	6.34%		1.54%		5.08%		4.01%		0.46%

$1		$44,709		$30,402		$7,733		$2,976		$7,189		$8,582

0.42	%D	0.62%		0.54%		0.85%		0.87%		0.88%		0.87%
0.66	%D	0.88%		0.85%		0.88%		0.98%		0.90%		0.94%
2.82	%D	2.03%		2.20%		3.19%		3.91%		3.10%		2.59%
2.58	%D	1.76%		1.89%		3.16%		3.81%		3.08%		2.52%
39	%C,E	39	%C	140%		21%		40%		48%		38%

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Delivery of Documents

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional Class	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345
Investor Class® Class
Call (800) 388-3344

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/10

00074811

ITEM 2. CODE OF ETHICS.

The Trust amended the code of ethics by updating the names of the principal executive and financial officers.  The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule

            30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b)    The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 8, 2010

Melinda G. Heika
Treasurer
American Beacon Funds
Date: July 8, 2010